UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03836

Anchor Series Trust

(Exact name of registrant as specified in charter)

Harborside 5, 185 Hudson Street, Suite 3300, Jersey City, NJ 07311

(Address of principal executive offices)             (Zip code)

John T. Genoy

President

SunAmerica Asset Management, LLC

Harborside 5

185 Hudson Street, Suite 3300,

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: December 31

Date of reporting period: June 30, 2017

Item 1.	Reports to Stockholders

ANCHOR SERIES TRUST

SEMI-ANNUAL REPORT

JUNE 30, 2017

Dear Anchor Series Trust Investor:

We are pleased to present our semi-annual report for the Anchor Series Trust, the underlying investment portfolios for the series of variable products issued by our Life Companies.

The following report contains the investment portfolio information and the financial statements of the Anchor Series Trust portfolios for the reporting period ended June 30, 2017. The report may also contain information on portfolios not currently available in your variable contract.

We believe this information will give you some insight into the performance of your underlying investments. If you have any questions, please contact your investment representative, or you may contact us directly at 1-800-445-7862.

Thank you for the confidence you place in us with your financial future, and we look forward to reporting to you once again in six months.

Sincerely,

John T. Genoy

President

Anchor Series Trust

Note: All performance figures quoted are for the Anchor Series Trust. They do not reflect fees and charges associated with the variable annuity. Past performance is no guarantee of future results. Annuities are long-term investment vehicles designed for retirement purposes. Early withdrawal may be subject to withdrawal charges and if taken prior to age 59 1/2, a 10% federal tax penalty may apply. An investment in a variable annuity involves investment risk, including possible loss of principal. The contract, when redeemed, may be worth more or less than the total amount invested.

Investments in stocks and bonds are subject to risks, including stock market and interest rate fluctuations. Investments in growth stocks as well as small and mid-cap company stocks may be subject to volatile price swings and therefore present a greater potential for loss than other investments. Investments in non-U.S. stocks and bonds are subject to additional risks such as fluctuations in foreign currencies, political and economic instability, differences in securities regulation and accounting standards, foreign tax laws, and limited availability of public information. Income seeking investment strategies may not be realized due to changes in dividend policies or the availability of capital resources.

Investments that concentrate on one economic sector or geographic region are generally subject to greater volatility than more diverse investments. Investments in real estate investment trusts (REITs) involve risks such as refinancing, economic conditions in the real estate industry, changes in property values, dependency on real estate management, and other risks associated with a concentration in one sector or geographic region. Investments in securities related to gold and other precious metals and minerals are speculative and impacted by a host of worldwide economic, financial and political factors.

Investments in debt securities are subject to credit risk (i.e., the risk that an issuer might not pay interest when due or repay principal at maturity of the obligation). Investments in lower-rated bonds and “junk bonds” are considered speculative due to the heightened risk of default and are subject to unpredictable losses as a result of changes in the issuer’s creditworthiness.

See reverse side for additional information. Investments that concentrate on one economic sector or geographic region are generally subject to greater volatility than more diverse investments. Investments in real estate investment trusts (REITs) involve risks such as refinancing, economic conditions in the real estate industry, changes in property values, dependency on real estate management, and other risks associated with a concentration in one sector or geographic region. Investments in securities related to gold and other precious metals and minerals are speculative and impacted by a host of worldwide economic, financial and political factors.

1

Investments in debt securities are subject to credit risk (i.e., the risk that an issuer might not pay interest when due or repay principal at maturity of the obligation). Investments in lower-rated bonds and “junk bonds” are considered speculative due to the heightened risk of default and are subject to unpredictable losses as a result of changes in the issuer’s creditworthiness.

Investments in derivatives are subject to heightened risk; gains or losses from non-hedging positions may be substantially greater than the cost of the position. Active trading may result in high portfolio turnover and correspondingly greater transaction costs for the portfolio and underlying portfolios.

There can be no assurance that the Portfolios will meet their investment objectives. A full description of the investment goals, principal strategies, and risks for each Portfolio are provided in the prospectus.

Investments are not guaranteed or endorsed by any bank, is not a deposit or obligation of any bank, and is not federally insured by Federal Deposit Corporation (FDIC), the Federal Reserve Board or any other federal government agency.

* Not FDIC or NCUA/NCUSIF Insured

* May Lose Value * No Bank or Credit Union Guarantee

* Not a Deposit * Not insured by any Federal Government Agency

2

ANCHOR SERIES TRUST

EXPENSE EXAMPLE June 30, 2017

(unaudited)

Disclosure of Portfolio Expenses in Shareholder Reports

As a shareholder of a separate series (a “Portfolio”) in the Anchor Series Trust (the “Trust”), you incur ongoing costs, including management fees and/or service (12b-1) fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at January 1, 2017 and held until June 30, 2017. Shares of the Trust are not offered directly to the public. Instead, shares are currently issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies (“Variable Contracts”) offered by life insurance companies affiliated with SunAmerica Asset Management, LLC, the Trust’s investment adviser and manager, as well as non-affiliated life insurance companies. The fees and expenses associated with the Variable Contracts are not included in these examples, and had such fees and expenses been included, your costs would have been higher. Please see your variable contract prospectus for more details on the fees associated with the Variable Contract.

Actual Expenses

The “Actual” section of the table provides information about your actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Expenses Paid During the Six Months Ended June 30, 2017” to estimate the expenses you paid on your account during this period. The “Expenses Paid During the Six Months Ended June 30, 2017” column and the “Annualized Expense Ratio” column do not include fees and expenses that may be charged by the Variable Contracts in which the Portfolios are offered. Had these fees and expenses been included, the “Expenses Paid During the Six Months Ended June 30, 2017” column would have been higher and the “Ending Account Value” column would have been lower.

Hypothetical Example for Comparison Purposes

The “Hypothetical” section of the table provides information about hypothetical account values and hypothetical expenses based on each Portfolio’s actual expense ratio and an annual rate of return of 5% before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in these Portfolios and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The “Expenses Paid During the Six Months Ended June 30, 2017” column and the “Annualized Expense Ratio” column do not include fees and expenses that may be charged by the Variable Contracts in which the Portfolios are offered. Had these fees and expenses been included, the “Expenses Paid During the Six Months Ended June 30, 2017” column would have been higher and the “Ending Account Value” column would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts. Please refer to your variable contract prospectus for more information. Therefore, the “Hypothetical” example is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses were included, your costs would have been higher.

3

ANCHOR SERIES TRUST

EXPENSE EXAMPLE (continued) June 30, 2017

(unaudited)

	Actual			Hypothetical
Portfolio	Beginning Account Value at January 1, 2017	Ending Account Value Using Actual Return at June 30, 2017	Expenses Paid During the Six Months Ended June 30, 2017*	Beginning Account Value at January 1, 2017	Ending Account Value Using a Hypothetical 5% Annual Return at June 30, 2017	Expenses Paid During the Six Months Ended June 30, 2017*	Annualized Expense Ratio*
Government and Quality Bond
Class 1	$1,000.00	$1,018.82	$2.85	$1,000.00	$1,021.97	$2.86	0.57%
Class 2	$1,000.00	$1,018.12	$3.60	$1,000.00	$1,021.22	$3.61	0.72%
Class 3	$1,000.00	$1,017.53	$4.10	$1,000.00	$1,020.73	$4.11	0.82%
Asset Allocation
Class 1	$1,000.00	$1,064.82	$3.89	$1,000.00	$1,021.03	$3.81	0.76%
Class 2	$1,000.00	$1,064.91	$4.66	$1,000.00	$1,020.28	$4.56	0.91%
Class 3	$1,000.00	$1,063.84	$5.17	$1,000.00	$1,019.79	$5.06	1.01%
Growth and Income
Class 1	$1,000.00	$1,101.19	$3.86	$1,000.00	$1,021.12	$3.71	0.74%
Growth
Class 1	$1,000.00	$1,105.82	$4.02	$1,000.00	$1,020.98	$3.86	0.77%
Class 2	$1,000.00	$1,104.90	$4.80	$1,000.00	$1,020.23	$4.61	0.92%
Class 3	$1,000.00	$1,104.42	$5.32	$1,000.00	$1,019.74	$5.11	1.02%
Capital Appreciation
Class 1	$1,000.00	$1,179.03	$4.00	$1,000.00	$1,021.12	$3.71	0.74%
Class 2	$1,000.00	$1,178.13	$4.81	$1,000.00	$1,020.38	$4.46	0.89%
Class 3	$1,000.00	$1,177.58	$5.35	$1,000.00	$1,019.89	$4.96	0.99%
Natural Resources
Class 1	$1,000.00	$942.69	$4.14	$1,000.00	$1,020.53	$4.31	0.86%
Class 2	$1,000.00	$942.56	$4.86	$1,000.00	$1,019.79	$5.06	1.01%
Class 3	$1,000.00	$941.73	$5.34	$1,000.00	$1,019.29	$5.56	1.11%
SA BlackRock Multi-Asset Income#
Class 1	$1,000.00	$1,044.80	$2.94	$1,000.00	$1,021.92	$2.91	0.58%
Class 3	$1,000.00	$1,043.55	$4.21	$1,000.00	$1,020.68	$4.16	0.83%
Strategic Multi-Asset#
Class 1	$1,000.00	$1,098.29	$4.47	$1,000.00	$1,020.53	$4.31	0.86%
Class 3	$1,000.00	$1,097.00	$5.77	$1,000.00	$1,019.29	$5.56	1.11%

*	Expenses are equal to each Portfolio’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181 days in the period then divided by 365 days (to reflect the one-half year period). These ratios do not reflect fees and expenses associated with the Variable Contracts. If such fees and expenses had been included, the expenses would have been higher. Please refer to your Variable Contract prospectus for details on the expenses that apply to the Variable Contracts of the insurance companies.
#	During the stated period, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. As a result, if these fees and expenses had not been waived or assumed, the “Actual/Hypothetical Ending Account Value” would have been lower and the “Actual/Hypothetical Expenses Paid During the Six Months Ended June 30, 2017” and “Annualized Expense Ratio” would have been higher. If these fees and expenses had not been recouped, the “Actual/Hypothetical Ending Account Value” would have been higher and the “Actual/Hypothetical Expenses Paid During the Six Months Ended June 30, 2017” and the “Annualized Expense Ratio” would have been lower.

4

Anchor Series Trust Government and Quality Bond Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2017 — (unaudited)

Industry Allocation*

United States Treasury Notes	24.6%
Federal Home Loan Mtg. Corp.	16.8
Federal National Mtg. Assoc.	15.1
Repurchase Agreements	10.0
Diversified Financial Services	5.9
United States Treasury Bonds	5.6
Banks-Commercial	5.5
Municipal Bonds & Notes	2.7
Diversified Banking Institutions	2.7
Government National Mtg. Assoc.	1.7
Oil Companies-Integrated	1.5
Banks-Super Regional	1.1
Electric-Distribution	1.0
Electric-Integrated	0.9
Finance-Commercial	0.8
Medical-Drugs	0.8
Sovereign Agency	0.7
Insurance-Multi-line	0.7
Brewery	0.7
Oil Companies-Exploration & Production	0.6
Auto-Cars/Light Trucks	0.6
Insurance-Life/Health	0.6
Sovereign	0.6
Banks-Fiduciary	0.5
Medical-Hospitals	0.5
Transport-Services	0.5
Medical Labs & Testing Services	0.5
Diversified Manufacturing Operations	0.5
E-Commerce/Products	0.5
Enterprise Software/Service	0.4
Gas-Distribution	0.4
Applications Software	0.4
Schools	0.4
Computers	0.3
Retail-Discount	0.3
Medical-HMO	0.3
Cellular Telecom	0.3
Insurance-Reinsurance	0.3
Finance-Credit Card	0.3
Insurance-Mutual	0.3
Building-Heavy Construction	0.2
Building Societies	0.2
Medical Instruments	0.2
Semiconductor Components-Integrated Circuits	0.2
Investment Management/Advisor Services	0.2
Cable/Satellite TV	0.2
Real Estate Investment Trusts	0.2
Special Purpose Entities	0.1
Oil-Field Services	0.1
Airlines	0.1
Retail-Building Products	0.1
Pipelines	0.1
Machinery-Construction & Mining	0.1
Insurance-Property/Casualty	0.1

110.0%

*	Calculated as a percentage of net assets

Credit Quality†#

Aaa	71.6%
Aa	9.2%
A	15.8%
Baa	1.5%
Not Rated@	1.9%

100.0%

†	Source: Moody’s
#	Calculated as a percentage of total debt issues
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

5

Anchor Series Trust Government and Quality Bond Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2017 — (unaudited)

Security Description	Principal Amount	Value (Note 2)
ASSET BACKED SECURITIES — 5.3%
Diversified Financial Services — 5.3%
Ally Master Owner Trust Series 2014-5, Class A2 1.60% due 10/15/2019	$2,585,000	$2,585,507
Apidos CLO XVI FRS Series 2013-16A, Class A1R 2.19% due 01/19/2025*(1)	7,200,000	7,196,400
Apidos CLO XXI FRS Series 2015-21A, Class A1 2.59% due 07/18/2027*(1)	3,380,000	3,385,621
Apidos CLO XXII FRS Series 2015-22A, Class A1 2.66% due 10/20/2027*(1)	3,000,000	3,010,095
Babson CLO, Ltd. FRS Series 2013-IA, Class A 2.26% due 04/20/2025*(1)	3,063,000	3,067,760
Benefit Street Partners CLO, Ltd. FRS Series 2016-9A, Class A 2.77% due 07/20/2028*(1)	830,000	832,249
Cent CLO, Ltd. FRS Series 2013-20A, Class AR 2.26% due 01/25/2026*(1)	4,285,000	4,282,832
Commercial Mtg. Trust Series 2012-CR2, Class A4 3.15% due 08/15/2045(2)	1,020,000	1,048,186
Exeter Automobile Receivables Trust Series 2015-2A, Class A 1.54% due 11/15/2019*	153,929	153,870
First Investors Auto Owner Trust Series 2014-3A, Class A3 1.67% due 11/16/2020*	1,035,027	1,035,161
Ford Credit Floorplan Master Owner Trust Series 2013-2, Class A 2.09% due 03/15/2022*	590,000	592,258
KKR CLO 15, Ltd. FRS Series 15, Class A1A 2.72% due 10/18/2028*(1)	2,855,000	2,879,142
LB-UBS Commercial Mtg. Trust VRS Series 2008-C1, Class A2 6.30% due 04/15/2041(2)	1,000,859	1,020,188
Madison Park Funding XI, Ltd. FRS Series 2013-11A, Class A1A 2.43% due 10/23/2025*(1)	4,300,000	4,300,838
Mill City Mtg. Loan Trust VRS Series 2016-1, Class A1 2.50% due 04/25/2057*(3)	971,245	973,112
Octagon Investment Partners XVI, Ltd. FRS Series 2013-A, Class 1A 2.28% due 07/17/2025*(1)	1,381,000	1,381,370
Prestige Auto Receivables Trust Series 2014-1A, Class B 1.91% due 04/15/2020*	825,000	825,735
Race Point X CLO, Ltd. FRS Series 2016-10A, Class A 2.76% due 07/25/2028*(1)	5,000,000	5,010,595
Santander Drive Auto Receivables Trust Series BH3-1, Class B 1.97% due 11/15/2019	906,818	907,361

Security Description	Principal Amount	Value (Note 2)
Diversified Financial Services (continued)
Santander Drive Auto Receivables Trust Series 2013-5, Class C 2.25% due 06/17/2019	$306,416	$306,904
Santander Drive Auto Receivables Trust Series 2014-1, Class C 2.36% due 04/15/2020	1,681,579	1,685,246
Securitized Term Auto Receivables Trust Series 2016-1A, Class A3 1.52% due 03/25/2020*	3,410,000	3,395,568
SFAVE Commercial Mtg. Securities Trust VRS Series BH3-5AVE, Class A2B 4.14% due 01/05/2043*(2)	3,400,000	3,433,670
Sound Point CLO XII, Ltd. FRS Series 2016-2A, Class A 2.82% due 10/20/2028*(1)	2,865,000	2,873,884
Springleaf Funding Trust Series 2015-AA, Class A 3.16% due 11/15/2024*	2,435,000	2,457,024
Springleaf Funding Trust Series 2015-BA, Class A 3.48% due 05/15/2028*	1,070,000	1,089,007
Thacher Park CLO, Ltd. FRS Series 2014-1A, Class AR 2.27% due 10/20/2026*(1)	5,100,000	5,097,424
Towd Point Mtg. Trust VRS Series 2016-3, Class A1 2.25% due 04/25/2056*	2,177,906	2,171,284
Utility Debt Securitization Authority Series 2013-T, Class T4 3.44% due 12/15/2025	1,695,000	1,757,732
Voya CLO 2014-4, Ltd. FRS Series 2014-4A, Class A1R 2.27% due 10/14/2026*(1)	7,240,000	7,240,000
Voya CLO, Ltd. FRS Series 2014-4A, Class A1 2.66% due 10/14/2026*(1)	7,240,000	7,240,000
Westlake Automobile Receivables Trust Series 2015-2A, Class B 1.83% due 01/15/2021*	717,098	717,198

Total Asset Backed Securities (cost $83,804,770)		83,953,221

U.S. CORPORATE BONDS & NOTES — 16.3%
Airlines — 0.1%
Southwest Airlines Co. Pass Through Trust Pass Through Certs. Series 2007-1, Class A 6.15% due 02/01/2024	1,786,130	1,973,674

Applications Software — 0.4%
Microsoft Corp. Senior Notes 2.40% due 08/08/2026	4,015,000	3,863,944
Microsoft Corp. Senior Notes 3.70% due 08/08/2046	2,845,000	2,815,235

		6,679,179

6

Anchor Series Trust Government and Quality Bond Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2017 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Auto-Cars/Light Trucks — 0.6%
Daimler Finance North America LLC Company Guar. Notes 2.25% due 07/31/2019*	$190,000	$190,860
Daimler Finance North America LLC Company Guar. Notes 3.88% due 09/15/2021*	210,000	221,132
Toyota Motor Credit Corp. Senior Notes 1.90% due 04/08/2021	3,680,000	3,642,368
Toyota Motor Credit Corp. Senior Notes 2.15% due 03/12/2020	4,950,000	4,978,289
Volkswagen Group of America Finance LLC Company Guar. Notes 2.45% due 11/20/2019*	795,000	799,395

		9,832,044

Banks-Commercial — 0.4%
Fifth Third Bank Senior Notes 2.88% due 10/01/2021	450,000	458,540
PNC Bank NA Senior Notes 2.60% due 07/21/2020	2,150,000	2,180,433
PNC Bank NA Senior Notes 3.30% due 10/30/2024	865,000	885,464
US Bank NA Senior Notes 2.80% due 01/27/2025	2,000,000	1,980,876

		5,505,313

Banks-Fiduciary — 0.5%
Bank of New York Mellon Corp. Senior Notes 2.15% due 02/24/2020	2,790,000	2,806,090
Bank of New York Mellon Corp. Senior Notes 2.20% due 08/16/2023	4,250,000	4,120,915
State Street Corp. FRS Senior Notes 2.65% due 05/15/2023	1,495,000	1,499,537

		8,426,542

Banks-Super Regional — 1.1%
Huntington National Bank Senior Notes 2.20% due 04/01/2019	1,050,000	1,051,212
US Bancorp Senior Notes 3.70% due 01/30/2024	1,065,000	1,125,695
US Bancorp Sub. Notes 7.50% due 06/01/2026	400,000	519,244
Wells Fargo & Co. Senior Notes 2.50% due 03/04/2021	3,000,000	3,010,377
Wells Fargo & Co. Senior Notes 3.00% due 10/23/2026	1,780,000	1,733,287

Security Description	Principal Amount	Value (Note 2)
Banks-Super Regional (continued)
Wells Fargo & Co. Sub. Notes 3.45% due 02/13/2023	$3,505,000	$3,588,598
Wells Fargo & Co. Sub. Notes 4.65% due 11/04/2044	585,000	614,426
Wells Fargo Bank NA Senior Notes 2.15% due 12/06/2019	5,000,000	5,023,145

		16,665,984

Brewery — 0.7%
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.30% due 02/01/2023	5,100,000	5,251,628
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.65% due 02/01/2026	3,275,000	3,374,135
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 2.50% due 07/15/2022	1,640,000	1,637,681

		10,263,444

Building-Heavy Construction — 0.2%
SBA Tower Trust Notes 3.16% due 10/10/2045*	3,665,000	3,736,614

Cable/Satellite TV — 0.2%
Comcast Corp. Company Guar. Notes 3.00% due 02/01/2024	2,695,000	2,732,064
Comcast Corp. Company Guar. Notes 4.25% due 01/15/2033	200,000	213,154

		2,945,218

Cellular Telecom — 0.2%
Crown Castle Towers LLC Senior Sec. Notes 3.22% due 05/15/2042*	3,550,000	3,636,407

Computers — 0.3%
Apple, Inc. Senior Notes 2.45% due 08/04/2026	147,000	140,564
Apple, Inc. Senior Notes 2.85% due 05/06/2021	2,000,000	2,056,336
Apple, Inc. Senior Notes 3.25% due 02/23/2026	1,050,000	1,068,801
Apple, Inc. Senior Notes 3.45% due 05/06/2024	1,815,000	1,888,117
Apple, Inc. Senior Notes 4.45% due 05/06/2044	225,000	244,799

		5,398,617

Diversified Banking Institutions — 1.8%
Bank of America Corp. Senior Notes 4.13% due 01/22/2024	2,200,000	2,321,565

7

Anchor Series Trust Government and Quality Bond Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2017 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Bank of America Corp. Senior Notes 5.88% due 01/05/2021	$1,400,000	$1,556,010
Citigroup, Inc. Senior Notes 3.30% due 04/27/2025	3,000,000	3,000,894
Goldman Sachs Group, Inc. Senior Notes 4.80% due 07/08/2044	2,155,000	2,389,695
Goldman Sachs Group, Inc. Senior Notes 6.15% due 04/01/2018	4,000,000	4,128,360
JPMorgan Chase & Co. Senior Notes 4.95% due 03/25/2020	2,000,000	2,144,958
JPMorgan Chase & Co. Senior Notes 5.40% due 01/06/2042	1,080,000	1,306,808
Morgan Stanley Senior Notes 3.63% due 01/20/2027	5,200,000	5,237,388
Morgan Stanley Senior Notes 3.88% due 04/29/2024	6,125,000	6,365,645

		28,451,323

Diversified Manufacturing Operations — 0.2%
General Electric Capital Corp. Senior Notes 4.63% due 01/07/2021	1,718,000	1,864,544
Parker-Hannifin Corp. Senior Notes 4.45% due 11/21/2044	630,000	689,239

		2,553,783

E-Commerce/Products — 0.3%
Amazon.com, Inc. Senior Notes 4.80% due 12/05/2034	3,525,000	4,057,980

Electric-Distribution — 0.3%
Entergy Louisiana LLC Collateral Trust Bonds 3.12% due 09/01/2027	1,675,000	1,669,266
Oglethorpe Power Corp. 1st. Mtg. Notes 5.25% due 09/01/2050	2,200,000	2,375,809

		4,045,075

Electric-Integrated — 0.9%
Consolidated Edison Co. of New York, Inc. Senior Notes 4.63% due 12/01/2054	565,000	623,518
Duke Energy Carolinas LLC Senior Notes 6.10% due 06/01/2037	1,825,000	2,357,956
Florida Power & Light Co. 1st Mtg. Notes 4.05% due 10/01/2044	2,000,000	2,120,998
MidAmerican Energy Co. 1st Mtg. Bonds 4.25% due 05/01/2046	375,000	401,841

Security Description	Principal Amount	Value (Note 2)
Electric-Integrated (continued)
South Carolina Electric & Gas Co. 1st Mtg. Notes 4.35% due 02/01/2042	$750,000	$755,511
South Carolina Electric & Gas Co. 1st Mtg. Notes 4.60% due 06/15/2043	265,000	274,931
South Carolina Electric & Gas Co. 1st Mtg. Bonds 5.45% due 02/01/2041	220,000	253,252
South Carolina Electric & Gas Co. 1st Mtg. Bonds 6.05% due 01/15/2038	2,400,000	2,916,516
Southern California Edison Co. 1st Mtg. Notes 2.40% due 02/01/2022	885,000	887,872
Virginia Electric & Power Co. Senior Notes 3.50% due 03/15/2027	2,735,000	2,812,253

		13,404,648

Enterprise Software/Service — 0.4%
Oracle Corp. Senior Notes 2.40% due 09/15/2023	7,040,000	6,948,649

Finance-Commercial — 0.8%
Private Export Funding Corp. Government Guar. Notes 2.25% due 12/15/2017	5,960,000	5,983,357
Private Export Funding Corp. Government Guar. Notes 3.25% due 06/15/2025	7,050,000	7,342,625

		13,325,982

Finance-Credit Card — 0.3%
American Express Credit Corp. Senior Notes 2.70% due 03/03/2022	4,695,000	4,738,255

Gas-Distribution — 0.4%
KeySpan Gas East Corp. Notes 2.74% due 08/15/2026*	3,525,000	3,402,161
Southern California Gas Co. 1st Mtg. Notes 2.60% due 06/15/2026	3,610,000	3,508,050

		6,910,211

Insurance-Life/Health — 0.6%
John Hancock Life Insurance Co. Sub. Notes 7.38% due 02/15/2024*	5,000,000	5,959,635
Teachers Insurance & Annuity Assoc. of America Sub. Notes 4.90% due 09/15/2044*	2,430,000	2,719,855

		8,679,490

Insurance-Multi-line — 0.7%
Guardian Life Global Funding Senior Sec. Notes 2.00% due 04/26/2021*	1,140,000	1,123,377
MetLife, Inc. Senior Notes 1.90% due 12/15/2017	425,000	425,716

8

Anchor Series Trust Government and Quality Bond Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2017 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Insurance-Multi-line (continued)
MetLife, Inc. Senior Notes 4.88% due 11/13/2043	$1,025,000	$1,158,624
Metropolitan Life Global Funding I Sec. Notes 1.95% due 09/15/2021*	6,000,000	5,878,320
Metropolitan Life Global Funding I Sec. Notes 2.65% due 04/08/2022*	965,000	968,085
Metropolitan Life Global Funding I Sec. Notes 3.45% due 12/18/2026*	1,330,000	1,363,226

		10,917,348

Insurance-Mutual — 0.3%
New York Life Global Funding Sec. Notes 2.90% due 01/17/2024*	4,655,000	4,699,413

Insurance-Property/Casualty — 0.1%
ACE INA Holdings, Inc. Company Guar. Notes 3.35% due 05/15/2024	1,015,000	1,051,029

Insurance-Reinsurance — 0.3%
Berkshire Hathaway, Inc. Senior Notes 2.75% due 03/15/2023	4,685,000	4,747,076

Machinery-Construction & Mining — 0.1%
Caterpillar Financial Services Corp. Senior Notes 2.63% due 03/01/2023	1,140,000	1,140,246

Medical Instruments — 0.2%
Medtronic, Inc. Company Guar. Notes 3.15% due 03/15/2022	1,065,000	1,102,102
Medtronic, Inc. Company Guar. Notes 3.50% due 03/15/2025	1,700,000	1,768,445
Medtronic, Inc. Company Guar. Notes 3.63% due 03/15/2024	425,000	447,392
Medtronic, Inc. Company Guar. Notes 4.38% due 03/15/2035	155,000	169,301

		3,487,240

Medical Labs & Testing Services — 0.5%
Roche Holdings, Inc. Company Guar. Notes 2.38% due 01/28/2027*	5,080,000	4,817,786
Roche Holdings, Inc. Company Guar. Notes 2.88% due 09/29/2021*	2,775,000	2,837,934

		7,655,720

Medical-Drugs — 0.8%
Bayer US Finance LLC Company Guar. Notes 2.38% due 10/08/2019*	355,000	357,826
Bayer US Finance LLC Company Guar. Notes 3.00% due 10/08/2021*	1,700,000	1,734,313

Security Description	Principal Amount	Value (Note 2)
Medical-Drugs (continued)
Eli Lilly & Co. Senior Notes 2.75% due 06/01/2025	$620,000	$619,339
Merck & Co., Inc. Senior Notes 2.75% due 02/10/2025	2,680,000	2,671,389
Merck & Co., Inc. Senior Notes 2.80% due 05/18/2023	1,880,000	1,915,636
Merck & Co., Inc. Senior Notes 4.15% due 05/18/2043	760,000	809,824
Novartis Capital Corp. Company Guar. Notes 3.40% due 05/06/2024	3,700,000	3,861,028

		11,969,355

Medical-HMO — 0.3%
Kaiser Foundation Hospitals Company Guar. Notes 3.50% due 04/01/2022	461,000	481,289
Kaiser Foundation Hospitals Company Guar. Notes 4.88% due 04/01/2042	775,000	882,111
UnitedHealth Group, Inc. Senior Notes 3.35% due 07/15/2022	1,360,000	1,419,860
UnitedHealth Group, Inc. Senior Notes 3.75% due 07/15/2025	2,165,000	2,280,291

		5,063,551

Medical-Hospitals — 0.5%
Ascension Health Notes 4.85% due 11/15/2053	125,000	144,792
Dignity Health Sec. Notes 2.64% due 11/01/2019	260,000	263,019
Dignity Health Sec. Notes 3.81% due 11/01/2024	540,000	554,063
Memorial Sloan-Kettering Cancer Center Senior Notes 4.20% due 07/01/2055	740,000	762,989
SSM Health Care Corp. Senior Bonds 3.82% due 06/01/2027	6,445,000	6,604,526

		8,329,389

Networking Products — 0.0%
Cisco Systems, Inc. Senior Notes 2.90% due 03/04/2021	250,000	257,116

Oil Companies-Exploration & Production — 0.1%
ConocoPhillips Co. Company Guar. Notes 2.88% due 11/15/2021	280,000	284,495
ConocoPhillips Co. Company Guar. Notes 3.35% due 05/15/2025	445,000	452,108

9

Anchor Series Trust Government and Quality Bond Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2017 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Oil Companies-Exploration & Production (continued)
ConocoPhillips Co. Company Guar. Notes 4.20% due 03/15/2021	$545,000	$577,833
ConocoPhillips Co. Company Guar. Notes 4.30% due 11/15/2044	480,000	490,084
ConocoPhillips Co. Company Guar. Notes 4.95% due 03/15/2026	245,000	272,861

		2,077,381

Oil Companies-Integrated — 0.1%
Exxon Mobil Corp. Senior Notes 2.22% due 03/01/2021	700,000	704,590
Exxon Mobil Corp. Senior Notes 2.73% due 03/01/2023	590,000	596,975
Exxon Mobil Corp. Senior Notes 4.11% due 03/01/2046	600,000	632,941

		1,934,506

Retail-Building Products — 0.1%
Home Depot, Inc. Senior Notes 4.40% due 03/15/2045	1,740,000	1,905,681

Retail-Discount — 0.3%
Wal-Mart Stores, Inc. Senior Notes 3.63% due 07/08/2020	5,000,000	5,259,495

Schools — 0.4%
Stanford University Notes 6.88% due 02/01/2024	5,000,000	6,291,930

Semiconductor Components-Integrated Circuits — 0.2%
QUALCOMM, Inc. Senior Notes 2.10% due 05/20/2020	3,215,000	3,229,696

Special Purpose Entity — 0.1%
Postal Square LP Government Guar. Notes 8.95% due 06/15/2022	1,910,850	2,220,908

Transport-Services — 0.5%
Federal Express Corp. Pass Through Certs. Series 981A, Class A 6.72% due 07/15/2023	1,985,975	2,175,834
United Parcel Service of America, Inc. Senior Notes 8.38% due 04/01/2020	5,000,000	5,837,540

		8,013,374

Total U.S. Corporate Bonds & Notes (cost $262,503,782)		258,428,886

FOREIGN CORPORATE BONDS & NOTES — 10.4%
Banks-Commercial — 5.1%
Bank of Montreal Senior Notes 2.38% due 01/25/2019	3,500,000	3,531,465

Security Description	Principal Amount	Value (Note 2)
Banks-Commercial (continued)
Bank of Montreal Notes 2.50% due 01/11/2022*	$4,000,000	$4,025,260
Bank of Nova Scotia Senior Notes 2.05% due 10/30/2018	3,000,000	3,012,750
Bank of Nova Scotia Senior Notes 2.45% due 03/22/2021	2,145,000	2,154,367
Banque Federative du Credit Mutuel SA Senior Notes 2.75% due 10/15/2020*	4,300,000	4,368,233
Canadian Imperial Bank of Commerce FRS Senior Notes 1.97% due 06/16/2022	2,845,000	2,847,546
Credit Suisse AG Senior Notes 3.00% due 10/29/2021	860,000	876,376
Credit Suisse AG Senior Notes 3.63% due 09/09/2024	2,200,000	2,272,604
DNB Bank ASA Senior Notes 2.38% due 06/02/2021*	5,800,000	5,774,689
DNB Boligkreditt AS Bonds 2.50% due 03/28/2022*	1,780,000	1,791,308
ING Groep NV Senior Notes 3.15% due 03/29/2022	635,000	647,095
ING Groep NV Senior Notes 3.95% due 03/29/2027	2,045,000	2,126,479
Macquarie Bank, Ltd. Senior Notes 2.40% due 01/21/2020*	635,000	636,087
National Australia Bank, Ltd. Bonds 2.40% due 12/07/2021*	8,200,000	8,205,584
NBK SPC, Ltd. Company Guar. Notes 2.75% due 05/30/2022*	9,345,000	9,242,429
Nordea Bank AB FRS Senior Notes 1.92% due 09/30/2019*	8,000,000	8,051,808
Royal Bank of Canada Senior Notes 2.50% due 01/19/2021	5,100,000	5,134,731
Santander UK PLC Senior Notes 2.50% due 03/14/2019	3,600,000	3,629,142
Svenska Handelsbanken AB Senior Notes 5.13% due 03/30/2020*	3,000,000	3,238,599
Swedbank AB Senior Notes 2.65% due 03/10/2021*	5,000,000	5,059,210
Toronto-Dominion Bank Notes 2.50% due 01/18/2023*	4,000,000	4,027,752

		80,653,514

10

Anchor Series Trust Government and Quality Bond Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2017 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Building Societies — 0.2%
Nationwide Building Society Senior Notes 2.35% due 01/21/2020*	$3,650,000	$3,663,549

Cellular Telecom — 0.1%
America Movil SAB de CV Senior Notes 3.13% due 07/16/2022	635,000	647,198
America Movil SAB de CV Company Guar. Notes 6.13% due 03/30/2040	530,000	643,062

		1,290,260

Diversified Banking Institutions — 0.9%
BNP Paribas SA Senior Notes 2.95% due 05/23/2022*	2,200,000	2,221,905
HSBC Holdings PLC Senior Notes 3.40% due 03/08/2021	1,650,000	1,695,865
HSBC Holdings PLC Senior Notes 3.60% due 05/25/2023	7,310,000	7,554,235
HSBC Holdings PLC Senior Notes 4.00% due 03/30/2022	1,160,000	1,223,451
HSBC Holdings PLC FRS Senior Notes 4.04% due 03/13/2028	370,000	383,238
Societe Generale SA Senior Notes 3.25% due 01/12/2022*	1,955,000	1,998,659

		15,077,353

Diversified Financial Services — 0.6%
GE Capital International Funding Co. ULC Company Guar. Notes 2.34% due 11/15/2020	4,869,000	4,907,927
GE Capital International Funding Co. ULC Company Guar. Notes 4.42% due 11/15/2035	4,479,000	4,874,890

		9,782,817

Diversified Manufacturing Operations — 0.3%
Siemens Financieringsmaatschappij NV Company Guar. Notes 3.13% due 03/16/2024*	4,485,000	4,556,114

E-Commerce/Products — 0.2%
Alibaba Group Holding, Ltd. Senior Notes 2.50% due 11/28/2019	490,000	493,720
Alibaba Group Holding, Ltd. Senior Notes 3.60% due 11/28/2024	2,110,000	2,173,173

		2,666,893

Electric-Distribution — 0.5%
State Grid Overseas Investment, Ltd. Company Guar. Notes 2.75% due 05/07/2019*	2,000,000	2,018,402

Security Description	Principal Amount	Value (Note 2)
Electric-Distribution (continued)
State Grid Overseas Investment, Ltd. Company Guar. Notes 2.75% due 05/04/2022*	$3,015,000	$3,000,799
State Grid Overseas Investment, Ltd. Company Guar. Notes 3.50% due 05/04/2027*	2,760,000	2,755,122

		7,774,323

Investment Management/Advisor Services — 0.2%
CDP Financial, Inc. Company Guar. Notes 4.40% due 11/25/2019*	2,900,000	3,064,616

Oil Companies-Exploration & Production — 0.5%
Sinopec Group Overseas Development, Ltd. Company Guar. Notes 2.50% due 04/28/2020*	5,660,000	5,686,651
Sinopec Group Overseas Development, Ltd. Company Guar. Notes 3.00% due 04/12/2022*	3,020,000	3,044,281

		8,730,932

Oil Companies-Integrated — 1.4%
BG Energy Capital PLC Company Guar. Notes 4.00% due 10/15/2021*	670,000	710,611
BP Capital Markets PLC Company Guar. Notes 3.25% due 05/06/2022	925,000	951,533
BP Capital Markets PLC Company Guar. Notes 3.51% due 03/17/2025	2,270,000	2,323,872
BP Capital Markets PLC Company Guar. Notes 3.99% due 09/26/2023	405,000	429,798
BP Capital Markets PLC Company Guar. Notes 4.74% due 03/11/2021	1,100,000	1,195,367
Shell International Finance BV Company Guar. Notes 3.25% due 05/11/2025	3,265,000	3,335,253
Shell International Finance BV Company Guar. Notes 4.38% due 03/25/2020	2,625,000	2,793,551
Shell International Finance BV Company Guar. Notes 5.50% due 03/25/2040	620,000	753,408
Statoil ASA Company Guar. Notes 2.25% due 11/08/2019	325,000	327,047
Statoil ASA Company Guar. Notes 2.45% due 01/17/2023	211,000	208,807
Statoil ASA Company Guar. Notes 2.65% due 01/15/2024	185,000	182,611
Statoil ASA Company Guar. Notes 2.75% due 11/10/2021	475,000	481,871
Statoil ASA Company Guar. Notes 2.90% due 11/08/2020	2,250,000	2,304,094

11

Anchor Series Trust Government and Quality Bond Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2017 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Oil Companies-Integrated (continued)
Statoil ASA Company Guar. Notes 3.25% due 11/10/2024	$2,395,000	$2,447,185
Statoil ASA Company Guar. Notes 3.70% due 03/01/2024	815,000	856,088
Total Capital SA Company Guar. Notes 2.13% due 08/10/2018	3,000,000	3,018,171

		22,319,267

Oil-Field Services — 0.1%
Schlumberger Investment SA Company Guar. Notes 3.65% due 12/01/2023	2,100,000	2,207,375

Pipelines — 0.1%
TransCanada PipeLines, Ltd. Senior Notes 4.88% due 01/15/2026	1,671,000	1,869,087

Real Estate Investment Trusts — 0.2%
Scentre Group Trust 1/Scentre Group Trust 2 Company Guar. Notes 2.38% due 11/05/2019*	2,390,000	2,395,375

Total Foreign Corporate Bonds & Notes (cost $163,050,696)		166,051,475

FOREIGN GOVERNMENT OBLIGATIONS — 0.8%
Electric-Distribution — 0.2%
Hydro-Quebec Government Guar. Notes Series HY 8.40% due 01/15/2022	3,000,000	3,709,830

Sovereign — 0.6%
Japan Bank for International Cooperation Government Guar. Notes 2.25% due 02/24/2020	2,776,000	2,788,004
Kingdom of Saudi Arabia Senior Notes 2.38% due 10/26/2021*	1,775,000	1,746,600
State of Qatar Senior Bonds 2.38% due 06/02/2021*	4,050,000	3,950,305

		8,484,909

Total Foreign Government Obligations (cost $11,390,909)		12,194,739

MUNICIPAL BONDS & NOTES — 2.7%
Atlanta Downtown Development Authority Revenue Bonds 6.88% due 02/01/2021	2,560,000	2,816,486
Bay Area Toll Authority Revenue Bonds Series S-1 7.04% due 04/01/2050	1,475,000	2,257,842
Chicago Transit Authority Revenue Bonds Series A 6.90% due 12/01/2040	3,585,000	4,560,192

Security Description	Principal Amount	Value (Note 2)
MUNICIPAL BONDS & NOTES (continued)
Chicago Transit Authority Revenue Bonds Series B 6.90% due 12/01/2040	$145,000	$184,443
Kansas Development Finance Authority Revenue Bonds Series H 4.93% due 04/15/2045	2,350,000	2,571,816
Maryland State Transportation Authority Revenue Bonds 5.89% due 07/01/2043	1,245,000	1,632,780
Municipal Electric Authority of Georgia Revenue Bonds 6.64% due 04/01/2057	1,635,000	2,004,641
New York City Transitional Finance Authority Building Aid Revenue Revenue Bonds 6.83% due 07/15/2040	750,000	995,850
North Texas Tollway Authority Revenue Bonds Series B 6.72% due 01/01/2049	3,450,000	5,032,066
Oregon School Boards Association General Obligation Bonds 4.76% due 06/30/2028	2,800,000	3,113,544
Port Authority of New York & New Jersey Revenue Bonds Series 192 4.81% due 10/15/2065	1,870,000	2,167,068
San Antonio, Texas Electric & Gas Revenue Bonds 5.99% due 02/01/2039	885,000	1,149,314
State of California General Obligation Bonds 7.35% due 11/01/2039	3,200,000	4,701,600
State of California General Obligation Bonds 7.55% due 04/01/2039	915,000	1,396,949
State of Wisconsin Revenue Bonds Series A 5.70% due 05/01/2026	2,500,000	2,901,125
University of California Revenue Bonds 5.77% due 05/15/2043	2,955,000	3,785,237
University of California Revenue Bonds Series F 6.58% due 05/15/2049	1,710,000	2,323,360

Total Municipal Bonds & Notes (cost $38,368,653)		43,594,313

U.S. GOVERNMENT AGENCIES — 34.3%
Federal Home Loan Mtg. Corp. — 16.8%
2.50% due 10/01/2031	7,984,756	8,036,196
3.00% due July 15 TBA	17,300,000	17,764,938
3.00% due 06/01/2046	11,159,435	11,142,529
3.00% due 09/01/2046	35,308,779	35,255,288
3.00% due 11/01/2046	37,774,644	37,789,490

12

Anchor Series Trust Government and Quality Bond Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2017 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal Home Loan Mtg. Corp. (continued)
3.00% due 12/01/2046	$55,556,433	$55,490,953
3.00% due July 30 TBA	10,000,000	9,976,560
3.50% due 12/01/2046	43,426,485	44,648,072
3.50% due 08/01/2047	31,750,000	32,643,128
3.50% due July 15 TBA	3,000,000	3,124,455
4.00% due 09/01/2026	1,031,872	1,083,828
4.00% due 12/01/2040	6,008,569	6,344,850
5.50% due July 30 TBA	2,000,000	2,205,806
6.00% due 12/01/2039	268,377	302,572
7.50% due 05/01/2027	1,197	1,373

		265,810,038

Federal National Mtg. Assoc. — 15.1%
1.48% due 04/25/2024 FRS(2)	1,074,234	1,077,030
2.00% due 09/01/2031	498,133	487,680
2.00% due 11/01/2031	568,635	556,696
2.00% due 12/01/2031	1,731,438	1,695,074
2.47% due 05/01/2025	3,452,957	3,442,685
2.50% due 03/01/2030	8,198,373	8,269,570
2.50% due July 30 TBA	1,800,000	1,735,468
2.68% due 05/01/2025	6,000,000	6,003,031
2.81% due 07/01/2025	6,000,000	6,054,044
2.82% due 12/01/2024	4,810,355	4,908,475
2.98% due 07/01/2022	7,000,000	7,250,202
2.99% due 10/01/2025	2,145,000	2,188,802
3.00% due 05/01/2027	802,591	826,027
3.00% due 06/01/2027	429,188	441,714
3.00% due 08/01/2027	259,105	266,670
3.00% due 10/01/2046	26,045,511	26,088,218
3.00% due July 15 TBA	2,000,000	2,052,656
3.01% due 12/01/2024	3,831,927	3,939,082
3.09% due 10/01/2025	1,042,457	1,071,149
3.12% due 05/01/2033	2,804,073	2,706,284
3.33% due 07/01/2022	5,294,000	5,581,070
3.50% due July 15 TBA	7,350,000	7,647,446
3.50% due July 30 TBA	12,800,000	13,146,500
3.50% due August 30 TBA	12,800,000	13,124,386
4.00% due 09/01/2026	7,298,091	7,683,752
4.00% due 01/01/2046	10,086,370	10,607,981
4.00% due 02/01/2046	11,320,178	11,905,595
4.00% due July 30 TBA	16,100,000	16,924,495
4.00% due August 30 TBA	16,000,000	16,791,562
4.50% due 11/01/2026	957,066	1,005,451
4.50% due 01/01/2027	1,054,105	1,110,405
4.50% due 05/01/2039	46,086	49,581
4.50% due 06/01/2039	72,200	77,439
4.50% due 08/01/2039	10,914	11,740
4.50% due 11/01/2040	1,103,630	1,193,064
4.50% due 12/01/2040	351,396	378,708
4.50% due 07/01/2041	512,253	552,852
4.50% due 06/01/2043	269,403	290,837
4.50% due 10/01/2043	220,001	235,986
4.50% due 11/01/2043	75,491	80,969
5.00% due July 30 TBA	24,000,000	26,216,251
5.50% due 03/01/2038	760,429	843,837
5.50% due 06/01/2038	39,553	43,951
5.50% due 08/01/2038	52,342	58,182
5.50% due 09/01/2039	29,268	32,557
5.50% due 05/01/2040	1,968	2,179
5.50% due 06/01/2040	12,436	13,802
5.50% due July 30 TBA	11,700,000	12,961,406
6.50% due 02/01/2038	81,340	92,505
6.50% due 10/01/2039	94,702	106,858

Security Description	Principal Amount	Value (Note 2)
Federal National Mtg. Assoc. (continued)
Federal National Mtg. Assoc. REMIC VRS Series 2015-M12, Class A2 2.89% due 05/25/2025(2)	$10,285,000	$10,363,469

		240,195,373

Government National Mtg. Assoc. — 1.7%
4.00% due 02/15/2041	1,194,328	1,262,980
4.00% due 09/15/2041	930,557	982,133
4.00% due 02/15/2042	16,446	17,313
4.00% due 08/15/2042	147,936	159,259
4.50% due 05/15/2040	718,552	773,058
4.50% due 06/15/2040	927,327	999,913
4.50% due 07/15/2040	1,697,809	1,830,852
4.50% due 05/15/2042	192,908	208,006
4.50% due July 30 TBA	2,300,000	2,444,469
4.50% due August 30 TBA	725,000	769,789
5.00% due 07/15/2033	1,342,195	1,475,045
5.00% due 10/15/2033	73,275	80,920
5.00% due 11/15/2033	11,225	12,320
5.00% due 12/15/2033	30,354	33,263
5.00% due 01/15/2034	128,568	141,937
5.00% due 02/15/2034	64,581	70,386
5.00% due 03/15/2034	5,242	5,715
5.00% due 05/15/2034	11,094	12,382
5.00% due 06/15/2035	7,792	8,562
5.00% due 09/15/2035	94,489	103,597
5.00% due 11/15/2035	30,788	33,832
5.00% due 12/15/2035	21,483	23,559
5.00% due 02/15/2036	11,143	12,180
5.00% due 03/15/2036	10,123	11,031
5.00% due 09/15/2036	4,576	5,007
5.00% due 05/15/2038	9,302	10,149
5.00% due 07/15/2038	131,650	144,689
5.00% due 08/15/2038	35,890	39,453
5.00% due 11/15/2038	98,406	108,138
5.00% due 12/15/2038	356,362	391,687
5.00% due 06/15/2039	470,333	516,868
5.00% due 08/15/2039	122,516	134,789
5.00% due 07/15/2040	44,790	48,820
5.00% due 04/15/2041	298,211	327,498
5.50% due 10/15/2032	1,544	1,726
5.50% due 02/15/2033	98,879	109,992
5.50% due 05/15/2033	60,331	67,813
5.50% due 06/15/2033	82,740	92,319
5.50% due 07/15/2033	12,298	13,783
5.50% due 08/15/2033	7,959	8,854
5.50% due 09/15/2033	4,475	5,034
5.50% due 11/15/2033	167,394	187,821
5.50% due 01/15/2034	18,767	21,036
5.50% due 02/15/2034	57,758	64,685
5.50% due 03/15/2034	782,994	880,810
5.50% due 04/15/2034	24,957	28,157
5.50% due 05/15/2034	46,602	52,819
5.50% due 06/15/2034	11,649	13,028
5.50% due 07/15/2034	26,537	29,632
5.50% due 08/15/2034	20,146	22,576
5.50% due 09/15/2034	156,133	173,680
5.50% due 10/15/2034	206,508	231,886
5.50% due 04/15/2036	47,234	52,768
6.00% due 03/15/2028	7,564	8,527
6.00% due 06/15/2028	13,326	15,023
6.00% due 08/15/2028	26,772	30,181

13

Anchor Series Trust Government and Quality Bond Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2017 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Government National Mtg. Assoc. (continued)
6.00% due 09/15/2028	$33,212	$37,441
6.00% due 10/15/2028	11,260	12,694
6.00% due 11/15/2028	3,025	3,410
6.00% due 12/15/2028	48,662	54,939
6.00% due 03/15/2029	347	391
6.00% due 04/15/2029	2,258	2,546
6.00% due 01/15/2032	8,741	9,973
6.00% due 02/15/2032	250	282
6.00% due 07/15/2032	10,900	12,393
6.00% due 09/15/2032	12,228	13,785
6.00% due 10/15/2032	194,388	220,900
6.00% due 11/15/2032	8,723	9,833
6.00% due 01/15/2033	3,018	3,403
6.00% due 02/15/2033	13,859	16,167
6.00% due 03/15/2033	33,857	38,890
6.00% due 04/15/2033	47,210	53,220
6.00% due 05/15/2033	81,372	91,732
6.00% due 12/15/2033	24,704	28,130
6.00% due 08/15/2034	4,238	4,821
6.00% due 09/15/2034	103,749	118,260
6.00% due 10/15/2034	54,700	62,053
6.00% due 05/15/2036	24,062	27,346
6.00% due 06/15/2036	252,679	295,627
6.00% due 07/15/2036	3,177,455	3,611,128
6.00% due 08/15/2036	91,100	103,536
6.00% due 12/15/2036	194,917	221,138
6.00% due 02/15/2037	63,056	71,678
6.00% due 08/15/2037	63,828	71,955
6.00% due 01/15/2038	262,926	299,691
6.00% due 03/15/2038	143,260	161,499
6.00% due 07/15/2038	108,230	122,010
6.00% due 08/15/2038	283,966	320,392
6.00% due 09/15/2038	552,511	625,123
6.00% due 10/15/2038	645,599	733,215
6.00% due 11/15/2038	225,256	253,939
6.00% due 12/15/2038	216,078	243,605
6.00% due 01/15/2039	174,625	198,646
6.00% due 02/15/2039	124,965	140,875
6.00% due 04/15/2039	116,568	131,409
6.00% due 12/15/2039	145,761	164,318
6.00% due 03/15/2040	220,989	249,126
6.00% due 04/15/2040	59,977	67,612
6.00% due 06/15/2041	207,893	234,361
6.50% due 05/15/2023	4,967	5,428
6.50% due 06/15/2023	2,908	3,178
6.50% due 07/15/2023	15,772	17,235
6.50% due 08/15/2023	1,735	1,896
6.50% due 10/15/2023	11,637	12,717
6.50% due 11/15/2023	14,072	15,377
6.50% due 12/15/2023	42,060	45,962
6.50% due 02/15/2027	1,477	1,673
6.50% due 12/15/2027	1,714	1,873
6.50% due 01/15/2028	17,738	19,384
6.50% due 02/15/2028	7,751	8,469
6.50% due 03/15/2028	26,239	29,353
6.50% due 04/15/2028	14,373	15,825
6.50% due 05/15/2028	42,808	46,781
6.50% due 06/15/2028	93,020	102,060
6.50% due 07/15/2028	68,453	74,846
6.50% due 08/15/2028	38,344	42,405
6.50% due 09/15/2028	55,561	60,813
6.50% due 10/15/2028	49,747	54,731

Security Description	Principal Amount	Value (Note 2)
Government National Mtg. Assoc. (continued)
6.50% due 11/15/2028	$61,543	$67,936
6.50% due 12/15/2028	44,489	49,020
6.50% due 01/15/2029	908	993
6.50% due 02/15/2029	10,052	10,984
6.50% due 03/15/2029	17,514	19,139
6.50% due 04/15/2029	7,458	8,151
6.50% due 05/15/2029	58,341	63,752
6.50% due 06/15/2029	6,801	7,432
6.50% due 03/15/2031	3,218	3,525
6.50% due 04/15/2031	836	980
6.50% due 05/15/2031	70,827	77,649
6.50% due 06/15/2031	44,843	49,003
6.50% due 07/15/2031	144,332	160,172
6.50% due 08/15/2031	27,369	30,020
6.50% due 09/15/2031	81,686	89,851
6.50% due 10/15/2031	37,207	42,034
6.50% due 11/15/2031	39,027	42,971
6.50% due 01/15/2032	142,889	157,809
6.50% due 02/15/2032	47,009	51,577
6.50% due 03/15/2032	1,699	1,856
6.50% due 04/15/2032	12,853	14,046
6.50% due 05/15/2032	49,651	54,297
7.00% due 11/15/2031	28,264	32,282
7.00% due 03/15/2032	19,252	22,493
7.00% due 01/15/2033	26,256	30,941
7.00% due 05/15/2033	70,253	82,620
7.00% due 07/15/2033	51,685	60,158
7.00% due 11/15/2033	70,526	82,998
8.00% due 10/15/2029	395	396
8.00% due 12/15/2029	3,423	3,436
8.00% due 01/15/2030	16,150	16,877
8.00% due 03/15/2030	122	123
8.00% due 04/15/2030	17,445	17,702
8.00% due 08/15/2030	1,695	1,701
8.00% due 09/15/2030	20,947	21,556
8.00% due 11/15/2030	2,408	2,734
8.00% due 12/15/2030	784	791
8.00% due 02/15/2031	37,050	40,023
8.00% due 03/15/2031	10,773	10,898
Government National Mtg. Assoc., REMIC
Series 2005-74, Class HA
7.50% due 09/16/2035(3)	57,724	64,040
Series 2005-74, Class HB
7.50% due 09/16/2035(3)	316,499	364,802
Series 2005-74, Class HC
7.50% due 09/16/2035(3)	130,061	153,059

		27,028,074

Sovereign Agency — 0.7%
Resolution Funding Corp. STRIPS zero coupon due 07/15/2020	2,500,000	2,369,790
Tennessee Valley Authority Senior Notes 4.63% due 09/15/2060	7,400,000	8,940,591

		11,310,381

Total U.S. Government Agencies (cost $531,064,191)		544,343,866

U.S. GOVERNMENT TREASURIES — 30.2%
United States Treasury Bonds — 5.6%
2.50% due 02/15/2045	10,270,000	9,584,395
2.50% due 02/15/2046	560,000	521,237

14

Anchor Series Trust Government and Quality Bond Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2017 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. GOVERNMENT TREASURIES (continued)
United States Treasury Bonds (continued)
2.50% due 05/15/2046(4)	$7,530,000	$7,005,551
2.88% due 05/15/2043	31,130,000	31,431,588
2.88% due 08/15/2045	6,205,000	6,239,661
2.88% due 11/15/2046	1,485,000	1,493,179
3.00% due 11/15/2044	3,405,000	3,513,534
3.00% due 02/15/2047	10,685,000	11,022,240
3.38% due 05/15/2044	2,895,000	3,198,185
3.63% due 02/15/2044	13,550,000	15,613,733

		89,623,303

United States Treasury Notes — 24.6%
0.38% due 01/15/2027 TIPS(5)	68,862,986	67,633,024
0.75% due 03/31/2018	2,800,000	2,789,609
0.88% due 03/31/2018	24,700,000	24,629,556
1.00% due 05/31/2018	9,800,000	9,774,354
1.25% due 11/30/2018	6,800,000	6,790,970
1.25% due 04/30/2019	24,000,000	23,940,936
1.25% due 03/31/2021	11,200,000	11,014,506
1.38% due 07/31/2018	18,200,000	18,215,634
1.38% due 09/30/2018	23,200,000	23,209,071
1.38% due 02/29/2020	5,500,000	5,480,662
1.38% due 03/31/2020	31,550,000	31,432,918
1.38% due 09/30/2020	6,000,000	5,955,468
1.38% due 01/31/2021	3,000,000	2,968,593
1.50% due 03/31/2023	37,000,000	35,985,386
1.63% due 06/30/2020	45,200,000	45,279,462
1.75% due 12/31/2020	2,200,000	2,206,274
1.88% due 06/30/2020	32,000,000	32,298,752
1.88% due 03/31/2022	4,550,000	4,552,666
1.88% due 04/30/2022	24,875,000	24,870,149
2.00% due 11/30/2020	10,400,000	10,522,283
2.38% due 05/15/2027	1,230,000	1,237,927

		390,788,200

Total U.S. Government Treasuries (cost $479,053,467)		480,411,503

Total Long-Term Investment Securities (cost $1,569,236,468)		1,588,978,003

REPURCHASE AGREEMENTS — 10.0%
Bank of America Securities LLC Joint Repurchase Agreement(6)	32,760,000	32,760,000
Barclays Capital, Inc. Joint Repurchase Agreement(6)	27,300,000	27,300,000
BNP Paribas SA Joint Repurchase Agreement(6)	46,425,000	46,425,000
Deutsche Bank AG Joint Repurchase Agreement(6)	11,205,000	11,205,000

Security Description	Principal Amount	Value (Note 2)
REPURCHASE AGREEMENTS (continued)
RBS Securities, Inc. Joint Repurchase Agreement(6)	$41,280,000	$41,280,000

Total Repurchase Agreements (cost $158,970,000)		158,970,000

TOTAL INVESTMENTS (cost $1,728,206,468)(7)	110.0%	1,747,948,003
Liabilities in excess of other assets	(10.0)	(159,508,887)

NET ASSETS	100.0%	$1,588,439,116

FORWARD SALES CONTRACTS — (0.01)%
U.S. Government Agencies — (0.01)%
Federal National Mtg. Assoc. — (0.01)%
4.00% due July 15 TBA	(5,700,000)	$(5,895,938)
4.50% due July 30 TBA	(2,270,000)	(2,435,018)

		(8,330,956)

Government National Mtg. Assoc. — (0.00)%
4.00% due July 30 TBA	(2,000,000)	(2,104,062)

Total Forward Sales Contracts (cost $10,456,384)		$(10,435,018)

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At June 30, 2017, the aggregate value of these securities was $214,322,384 representing 13.5% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Collateralized Loan Obligation
(2)	Commercial Mortgage Backed Security
(3)	Collateralized Mortgage Obligation
(4)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(5)	Principal amount of security is adjusted for inflation.
(6)	See Note 2 for details of Joint Repurchase Agreements.
(7)	See Note 6 for cost of investments on a tax basis.

REMIC — Real Estate Mortgage Investment Conduit

STRIPS — Separate trading of registered interest and principal of securities

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

TIPS — Treasury Inflation Protected Securities

ULC — Unlimited Liability Corp.

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at June 30, 2017 and unless noted otherwise, the dates shown are the original maturity dates.

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of June 30, 2017	Unrealized Appreciation (Depreciation)
634	Short	U.S. Treasury 10 Year Notes	September 2017	$79,900,938	$79,586,813	$314,125

15

Anchor Series Trust Government and Quality Bond Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2017 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2017 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities	$—	$83,953,221	$—	$83,953,221
U.S. Corporate Bonds & Notes	—	258,428,886	—	258,428,886
Foreign Corporate Bonds & Notes	—	166,051,475	—	166,051,475
Foreign Government Obligations	—	12,194,739	—	12,194,739
Municipal Bond & Notes	—	43,594,313	—	43,594,313
U.S. Government Agencies	—	544,343,866	—	544,343,866
U.S. Government Treasuries	—	480,411,503	—	480,411,503
Repurchase Agreements	—	158,970,000	—	158,970,000

Total Investments at Value	$—	$1,747,948,003	$—	$1,747,948,003

Other Financial Instruments:+
Futures Contracts	$314,125	$—	$—	$314,125

LIABILITIES:
Forward Sales Contracts:
U.S. Government Agencies	$—	$10,435,018	$—	$10,435,018

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other Financial Instruments are derivative Instruments, not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

16

Anchor Series Trust Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2017 — (unaudited)

Industry Allocation*

Federal National Mtg. Assoc.	5.2%
Diversified Financial Services	4.7
Exchange-Traded Funds	4.4
Real Estate Investment Trusts	4.4
Electric-Integrated	3.9
Diversified Banking Institutions	3.7
Medical-Drugs	3.5
Banks-Super Regional	2.7
Federal Home Loan Mtg. Corp.	2.6
Banks-Commercial	2.4
Repurchase Agreements	2.3
Medical Instruments	1.8
Oil Companies-Exploration & Production	1.6
Airlines	1.6
Pipelines	1.5
Food-Misc./Diversified	1.5
Government National Mtg. Assoc.	1.5
Electronic Components-Semiconductors	1.4
Oil Companies-Integrated	1.4
Computers	1.4
Finance-Mortgage Loan/Banker	1.3
Medical Products	1.3
Semiconductor Components-Integrated Circuits	1.2
Oil Refining & Marketing	1.2
Insurance-Multi-line	1.1
Finance-Other Services	1.0
Chemicals-Specialty	1.0
Chemicals-Diversified	1.0
Auto/Truck Parts & Equipment-Original	1.0
Beverages-Non-alcoholic	0.9
Diversified Manufacturing Operations	0.9
Aerospace/Defense	0.9
Insurance-Reinsurance	0.9
Cable/Satellite TV	0.8
Data Processing/Management	0.8
Auto-Cars/Light Trucks	0.8
Medical-Hospitals	0.8
Finance-Credit Card	0.8
Applications Software	0.8
Telecom Services	0.8
Non-Hazardous Waste Disposal	0.7
Cosmetics & Toiletries	0.7
Retail-Restaurants	0.7
Cellular Telecom	0.7
Medical-Biomedical/Gene	0.7
Oil-Field Services	0.7
Gas-Distribution	0.7
Insurance-Property/Casualty	0.6
Brewery	0.6
Toys	0.6
Electronic Forms	0.6
Telephone-Integrated	0.5
Radio	0.5
United States Treasury Bonds	0.5
Television	0.5
Containers-Paper/Plastic	0.4
Security Services	0.4
Steel-Specialty	0.4
Food-Retail	0.4
Physical Therapy/Rehabilitation Centers	0.4
Rubber-Tires	0.4

Oil & Gas Drilling	0.4%
Human Resources	0.4
E-Commerce/Products	0.4
Internet Content-Entertainment	0.4
Machinery-Pumps	0.4
Banks-Fiduciary	0.4
Rental Auto/Equipment	0.3
Transport-Services	0.3
Commercial Services-Finance	0.3
Auto-Heavy Duty Trucks	0.3
Apparel Manufacturers	0.3
Electric-Transmission	0.3
Investment Management/Advisor Services	0.3
Real Estate Management/Services	0.3
SupraNational Banks	0.3
Building & Construction Products-Misc.	0.3
Hotels/Motels	0.3
Satellite Telecom	0.3
Auction Houses/Art Dealers	0.3
Computer Services	0.3
Office Automation & Equipment	0.3
Storage/Warehousing	0.3
Finance-Investment Banker/Broker	0.3
Enterprise Software/Service	0.3
Private Equity	0.3
Insurance-Mutual	0.3
Electronic Parts Distribution	0.3
Beverages-Wine/Spirits	0.2
United States Treasury Notes	0.2
Machine Tools & Related Products	0.2
Savings & Loans/Thrifts	0.2
Retail-Apparel/Shoe	0.2
Office Supplies & Forms	0.2
Machinery-Farming	0.2
Electronic Components-Misc.	0.2
Multimedia	0.2
Transactional Software	0.2
Electronic Connectors	0.2
Transport-Marine	0.2
Tobacco	0.2
Batteries/Battery Systems	0.2
Diagnostic Equipment	0.2
Independent Power Producers	0.2
Housewares	0.2
Transport-Rail	0.2
Medical-Generic Drugs	0.2
Aerospace/Defense-Equipment	0.1
Instruments-Controls	0.1
Agricultural Chemicals	0.1
Retail-Discount	0.1
Casino Hotels	0.1
Internet Security	0.1
Office Furnishings-Original	0.1
Insurance-Life/Health	0.1
Home Decoration Products	0.1
Commercial Services	0.1
Finance-Commercial	0.1
Tools-Hand Held	0.1
Medical Labs & Testing Services	0.1
Diversified Minerals	0.1
Computer Software	0.1

17

Anchor Series Trust Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2017 — (unaudited) — (continued)

Industry Allocation* (continued)

Investment Companies	0.1%
Industrial Gases	0.1
Advertising Services	0.1
Non-Ferrous Metals	0.1
Semiconductor Equipment	0.1
Disposable Medical Products	0.1
Electric Products-Misc.	0.1
X-Ray Equipment	0.1
Electric-Generation	0.1
Retail-Major Department Stores	0.1
Machinery-General Industrial	0.1

99.6%

*	Calculated as a percentage of net assets

18

Anchor Series Trust Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2017 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 56.9%
Advertising Services — 0.1%
Publicis Groupe SA ADR	10,000	$187,500

Aerospace/Defense — 0.8%
Boeing Co.	7,820	1,546,405

Aerospace/Defense-Equipment — 0.0%
Harris Corp.	668	72,865

Agricultural Chemicals — 0.1%
Incitec Pivot, Ltd. ADR	100,000	268,000

Airlines — 1.1%
Alaska Air Group, Inc.	16,768	1,505,096
Copa Holdings SA, Class A	2,500	292,500
Delta Air Lines, Inc.	5,727	307,769

		2,105,365

Apparel Manufacturers — 0.2%
VF Corp.	6,565	378,144

Applications Software — 0.5%
Microsoft Corp.	4,077	281,028
Red Hat, Inc.†	7,391	707,688

		988,716

Auction Houses/Art Dealers — 0.3%
KAR Auction Services, Inc.	2,109	88,515
Ritchie Bros. Auctioneers, Inc.	16,000	459,840

		548,355

Auto-Cars/Light Trucks — 0.4%
Nissan Motor Co., Ltd. ADR	40,000	799,400

Auto-Heavy Duty Trucks — 0.3%
New Flyer Industries, Inc.	4,447	186,000
PACCAR, Inc.	6,564	433,487

		619,487

Auto/Truck Parts & Equipment-Original — 1.0%
Adient PLC	1,677	109,642
Autoliv, Inc.	11,282	1,238,764
Magna International, Inc.	12,401	574,538

		1,922,944

Banks-Commercial — 2.0%
Banco Bilbao Vizcaya Argentaria SA ADR	88,863	742,895
Bank of Nova Scotia	7,673	461,377
Bank of the Ozarks, Inc.	3,592	168,357
BOK Financial Corp.	887	74,623
Cullen/Frost Bankers, Inc.	7,242	680,096
East West Bancorp, Inc.	9,124	534,484
Grupo Financiero Santander Mexico SAB de CV ADR, Class B	9,798	94,453
Hope Bancorp, Inc.	3,911	72,940
ING Groep NV ADR	50,000	869,500
PacWest Bancorp	3,418	159,621
Washington Trust Bancorp, Inc.	1,386	71,448

		3,929,794

Banks-Super Regional — 1.4%
PNC Financial Services Group, Inc.	14,155	1,767,535
US Bancorp	10,565	548,535
Wells Fargo & Co.	5,936	328,913

		2,644,983

Security Description	Shares	Value (Note 2)
Batteries/Battery Systems — 0.2%
Energizer Holdings, Inc.	7,309	$350,978

Beverages-Non-alcoholic — 0.8%
Coca-Cola Co.	5,265	236,135
Dr Pepper Snapple Group, Inc.	15,525	1,414,483

		1,650,618

Beverages-Wine/Spirits — 0.2%
Diageo PLC ADR	4,000	479,320

Brewery — 0.3%
Ambev SA ADR	110,000	603,900

Building & Construction Products-Misc. — 0.3%
James Hardie Industries PLC ADR	36,434	574,564

Cable/Satellite TV — 0.5%
Comcast Corp., Class A	27,069	1,053,526

Cellular Telecom — 0.3%
MTN Group, Ltd. ADR	17,000	146,710
T-Mobile US, Inc.†	1,454	88,142
Telstra Corp., Ltd. ADR	19,181	316,870

		551,722

Chemicals-Diversified — 0.9%
Akzo Nobel NV ADR	4,000	116,040
Croda International PLC ADR	18,027	480,059
E.I. du Pont de Nemours & Co.	2,088	168,523
FMC Corp.	1,365	99,713
Huntsman Corp.	3,424	88,476
Innospec, Inc.	8,821	578,217
PPG Industries, Inc.	1,547	170,108

		1,701,136

Chemicals-Specialty — 1.0%
Albemarle Corp.	503	53,087
Givaudan SA ADR	15,000	602,850
H.B. Fuller Co.	25,354	1,295,843

		1,951,780

Coal — 0.0%
Alliance Resource Partners LP	3,195	60,386

Coatings/Paint — 0.0%
RPM International, Inc.	1,171	63,878

Commercial Services — 0.1%
RELX PLC ADR	12,000	262,800

Commercial Services-Finance — 0.3%
Experian PLC ADR	24,000	494,160
Travelport Worldwide, Ltd.	10,564	145,361

		639,521

Computer Services — 0.2%
Accenture PLC, Class A	932	115,270
International Business Machines Corp.	511	78,607
Leidos Holdings, Inc.	1,964	101,519

		295,396

Computer Software — 0.1%
j2 Global, Inc.	2,920	248,463

Computers — 1.1%
Apple, Inc.	14,903	2,146,330

Containers-Paper/Plastic — 0.0%
Packaging Corp. of America	817	91,006

19

Anchor Series Trust Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2017 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Cosmetics & Toiletries — 0.7%
Procter & Gamble Co.	10,214	$890,150
Unilever NV	10,000	552,700

		1,442,850

Data Processing/Management — 0.8%
Broadridge Financial Solutions, Inc.	1,120	84,627
Fair Isaac Corp.	4,235	590,401
Fidelity National Information Services, Inc.	10,707	914,378

		1,589,406

Diagnostic Equipment — 0.2%
Abbott Laboratories	6,832	332,104

Disposable Medical Products — 0.1%
STERIS PLC	2,068	168,542

Diversified Banking Institutions — 1.4%
BNP Paribas SA ADR	22,000	799,920
JPMorgan Chase & Co.	19,996	1,827,634

		2,627,554

Diversified Manufacturing Operations — 0.7%
3M Co.	871	181,333
Crane Co.	1,263	100,257
Parker-Hannifin Corp.	2,257	360,714
Siemens AG ADR	11,000	760,650

		1,402,954

E-Commerce/Products — 0.4%
Amazon.com, Inc.†	763	738,584

Electric Products-Misc. — 0.1%
Emerson Electric Co.	1,362	81,202
Littelfuse, Inc.	466	76,890

		158,092

Electric-Integrated — 2.3%
ALLETE, Inc.	1,384	99,205
Alliant Energy Corp.	2,587	103,920
CLP Holdings, Ltd. ADR	40,000	427,000
Eversource Energy	14,812	899,236
Fortis, Inc.	1,177	41,372
Great Plains Energy, Inc.	3,552	104,003
NextEra Energy, Inc.	10,070	1,411,109
PNM Resources, Inc.	1,487	56,878
WEC Energy Group, Inc.	13,793	846,614
Xcel Energy, Inc.	8,841	405,625

		4,394,962

Electronic Components-Misc. — 0.1%
Garmin, Ltd.	3,299	168,348

Electronic Components-Semiconductors — 1.4%
Broadcom, Ltd.	3,398	791,904
Microchip Technology, Inc.	24,615	1,899,786
NVIDIA Corp.	597	86,302

		2,777,992

Electronic Connectors — 0.2%
TE Connectivity, Ltd.	5,000	393,400

Electronic Forms — 0.6%
Adobe Systems, Inc.†	7,580	1,072,115

Electronic Parts Distribution — 0.3%
Arrow Electronics, Inc.†	6,297	493,811

Security Description	Shares	Value (Note 2)
Environmental Monitoring & Detection — 0.0%
MSA Safety, Inc.	885	$71,835

Filtration/Separation Products — 0.0%
Donaldson Co., Inc.	867	39,483

Finance-Credit Card — 0.8%
Discover Financial Services	23,985	1,491,627

Finance-Mortgage Loan/Banker — 1.3%
FNF Group	56,278	2,522,943

Finance-Other Services — 0.9%
BGC Partners, Inc., Class A	9,338	118,032
Deutsche Boerse AG ADR	95,000	1,002,250
Hong Kong Exchanges and Clearing, Ltd. ADR	24,000	621,840

		1,742,122

Food-Misc./Diversified — 1.4%
B&G Foods, Inc.	32,645	1,162,162
Danone SA ADR	52,517	788,805
Ingredion, Inc.	571	68,069
Kraft Heinz Co.	4,261	364,912
Orkla ASA ADR	35,000	356,650

		2,740,598

Food-Retail — 0.4%
Kroger Co.	33,315	776,906

Gas-Distribution — 0.5%
Rubis SCA ADR	24,000	542,400
Sempra Energy	2,791	314,685
Vectren Corp.	1,234	72,115

		929,200

Golf — 0.0%
Acushnet Holdings Corp.	4,452	88,328

Housewares — 0.2%
Tupperware Brands Corp.	4,230	297,073

Human Resources — 0.4%
Adecco Group AG ADR	19,640	749,266

Industrial Automated/Robotic — 0.0%
Nordson Corp.	767	93,052

Industrial Gases — 0.1%
Air Products & Chemicals, Inc.	1,630	233,188

Instruments-Controls — 0.1%
Honeywell International, Inc.	2,110	281,242

Insurance Brokers — 0.0%
Arthur J. Gallagher & Co.	1,289	73,795

Insurance-Multi-line — 1.0%
Allstate Corp.	5,168	457,058
Chubb, Ltd.	9,974	1,450,020

		1,907,078

Insurance-Property/Casualty — 0.6%
AmTrust Financial Services, Inc.	10,897	164,981
Beazley PLC	4,881	31,030
Fairfax Financial Holdings, Ltd.	499	215,992
Markel Corp.†	482	470,364
XL Group, Ltd.	7,500	328,500

		1,210,867

Insurance-Reinsurance — 0.6%
Maiden Holdings, Ltd.	3,343	37,108

20

Anchor Series Trust Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2017 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Insurance-Reinsurance (continued)
Swiss Re AG ADR	40,187	$917,469
Validus Holdings, Ltd.	2,228	115,789

		1,070,366

Internet Content-Entertainment — 0.4%
Facebook, Inc., Class A†	4,739	715,494

Investment Companies — 0.1%
Ares Capital Corp.	7,434	121,769
Oaktree Capital Group LLC	2,408	112,213

		233,982

Investment Management/Advisor Services — 0.3%
BlackRock, Inc.	1,418	598,977

Machine Tools & Related Products — 0.2%
Lincoln Electric Holdings, Inc.	5,090	468,738

Machinery-Farming — 0.2%
Deere & Co.	3,493	431,700

Machinery-General Industrial — 0.1%
Applied Industrial Technologies, Inc.	486	28,698
IDEX Corp.	575	64,981

		93,679

Machinery-Pumps — 0.4%
Flowserve Corp.	15,222	706,757

Medical Instruments — 1.4%
Edwards Lifesciences Corp.†	6,202	733,325
Medtronic PLC	14,295	1,268,681
Teleflex, Inc.	3,273	679,998

		2,682,004

Medical Products — 1.3%
Becton Dickinson and Co.	1,639	319,785
Sonova Holding AG ADR	18,000	586,800
Varian Medical Systems, Inc.†	15,327	1,581,593

		2,488,178

Medical-Biomedical/Gene — 0.2%
CSL, Ltd. ADR	6,000	319,680

Medical-Drugs — 3.4%
Allergan PLC	2,949	716,872
GlaxoSmithKline PLC ADR	13,958	601,869
Johnson & Johnson	3,005	397,532
Merck & Co., Inc.	15,105	968,080
Novartis AG ADR	7,460	622,686
Novo Nordisk A/S ADR	17,000	729,130
Pfizer, Inc.	44,948	1,509,803
Roche Holding AG ADR	35,359	1,124,416

		6,670,388

Medical-Hospitals — 0.2%
Universal Health Services, Inc., Class B	3,665	447,423

Multimedia — 0.2%
Vivendi SA ADR	14,000	311,500
Walt Disney Co.	984	104,550

		416,050

Non-Ferrous Metals — 0.1%
Cameco Corp.	20,000	182,000

Non-Hazardous Waste Disposal — 0.6%
Waste Connections, Inc.	18,382	1,184,168

Security Description	Shares	Value (Note 2)
Office Furnishings-Original — 0.1%
HNI Corp.	6,682	$266,411

Office Supplies & Forms — 0.2%
Avery Dennison Corp.	4,920	434,780

Oil & Gas Drilling — 0.0%
Helmerich & Payne, Inc.	1,270	69,012

Oil Companies-Exploration & Production — 1.4%
Cimarex Energy Co.	14,805	1,391,818
Linn Energy, Inc.†	8,843	270,065
Occidental Petroleum Corp.	4,984	298,392
Vermilion Energy, Inc.(NYSE)	3,959	125,597
Vermilion Energy, Inc.(TSX)	17,000	539,410
W&T Offshore, Inc.†	63,825	125,097

		2,750,379

Oil Companies-Integrated — 1.0%
Chevron Corp.	3,010	314,033
Exxon Mobil Corp.	4,449	359,168
Royal Dutch Shell PLC, Class B ADR	22,021	1,198,603

		1,871,804

Oil Refining & Marketing — 0.9%
HollyFrontier Corp.	15,571	427,735
Marathon Petroleum Corp.	11,078	579,712
Valero Energy Corp.	10,939	737,945

		1,745,392

Oil-Field Services — 0.3%
Schlumberger, Ltd.	8,335	548,776

Pipelines — 0.4%
EnLink Midstream Partners LP	7,770	131,779
Enterprise Products Partners LP	21,190	573,825
Targa Resources Corp.	1,852	83,711

		789,315

Power Converter/Supply Equipment — 0.0%
Hubbell, Inc.	475	53,756

Private Equity — 0.3%
KKR & Co. LP	27,282	507,445

Radio — 0.5%
Sirius XM Holdings, Inc.	176,742	966,779

Real Estate Investment Trusts — 2.9%
Agree Realty Corp.	746	34,219
Alexandria Real Estate Equities, Inc.	10,324	1,243,732
Annaly Capital Management, Inc.	27,239	328,230
Colony NorthStar, Inc., Class A	11,895	167,601
Digital Realty Trust, Inc.	7,884	890,498
EastGroup Properties, Inc.	480	40,224
EPR Properties	1,722	123,760
Gramercy Property Trust	4,613	137,052
Host Hotels & Resorts, Inc.	14,731	269,135
LaSalle Hotel Properties	2,693	80,252
Medical Properties Trust, Inc.	13,615	175,225
Omega Healthcare Investors, Inc.	18,089	597,299
Pebblebrook Hotel Trust	3,270	105,425
Ramco-Gershenson Properties Trust	3,226	41,615
Realty Income Corp.	10,204	563,057
Simon Property Group, Inc.	2,059	333,064
Tanger Factory Outlet Centers, Inc.	17,437	453,013

		5,583,401

21

Anchor Series Trust Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2017 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Real Estate Management/Services — 0.3%
Daito Trust Construction Co., Ltd. ADR	15,000	$587,250

Rental Auto/Equipment — 0.2%
Aaron’s, Inc.	10,742	417,864

Retail-Apparel/Shoe — 0.2%
lululemon athletica, Inc.†	7,341	438,037

Retail-Discount — 0.1%
Costco Wholesale Corp.	1,674	267,723

Retail-Major Department Stores — 0.1%
Nordstrom, Inc.	2,135	102,117

Retail-Restaurants — 0.7%
Chipotle Mexican Grill, Inc.†	2,729	1,135,537
Starbucks Corp.	5,067	295,457

		1,430,994

Rubber-Tires — 0.4%
Bridgestone Corp. ADR	35,000	756,350

Satellite Telecom — 0.3%
Inmarsat PLC ADR	54,900	555,588

Savings & Loans/Thrifts — 0.2%
Washington Federal, Inc.	13,198	438,174

Security Services — 0.4%
Secom Co., Ltd. ADR	42,000	795,900

Semiconductor Components-Integrated Circuits — 1.2%
Maxim Integrated Products, Inc.	6,296	282,690
NXP Semiconductors NV†	10,364	1,134,340
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	24,844	868,546

		2,285,576

Semiconductor Equipment — 0.1%
Applied Materials, Inc.	4,260	175,981

SupraNational Banks — 0.3%
Banco Latinoamericano de Comercio Exterior SA, Class E	21,156	579,251

Telecom Services — 0.5%
BCE, Inc.	19,170	863,417
Consolidated Communications Holdings, Inc.	1,428	30,659

		894,076

Telephone-Integrated — 0.3%
Verizon Communications, Inc.	15,045	671,910

Television — 0.5%
Nexstar Media Group, Inc.	12,445	744,211
Sinclair Broadcast Group, Inc., Class A	5,563	183,023

		927,234

Tobacco — 0.2%
Imperial Brands PLC ADR	8,000	365,920

Tools-Hand Held — 0.1%
Snap-on, Inc.	1,600	252,800

Toys — 0.6%
Hasbro, Inc.	9,784	1,091,014

Transactional Software — 0.2%
Black Knight Financial Services, Inc., Class A†	9,884	404,750

Security Description	Shares/ Principal Amount	Value (Note 2)
Transport-Marine — 0.2%
Kirby Corp.†	5,494	$367,274

Transport-Rail — 0.2%
Union Pacific Corp.	2,719	296,126

Transport-Services — 0.3%
Expeditors International of Washington, Inc.	8,192	462,684
United Parcel Service, Inc., Class B	1,629	180,151

		642,835

Venture Capital — 0.0%
Hercules Capital, Inc.	2,979	39,442

X-Ray Equipment — 0.1%
Varex Imaging Corp.†	3,416	115,461

Total Common Stocks (cost $97,160,622)		110,943,080

EXCHANGE-TRADED FUNDS — 4.4%
iShares MSCI Emerging Markets ETF	117,660	4,869,947
Vanguard Global ex-U.S. Real Estate ETF	65,700	3,695,625

Total Exchange-Traded Funds (cost $8,064,758)		8,565,572

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.8%
Banks-Super Regional — 0.3%
PNC Financial Services Group, Inc. FRS 6.75% due 08/01/2021(1)	$250,000	281,875
Wells Fargo & Co. FRS Series K 7.98% due 03/15/2018(1)	250,000	259,687

		541,562

Diversified Banking Institutions — 0.3%
Bank of America Corp. FRS Series M 8.13% due 05/15/2018(1)	500,000	519,925

Insurance-Life/Health — 0.1%
Prudential Financial, Inc. FRS 8.88% due 06/15/2038	250,000	265,703

Insurance-Multi-line — 0.1%
Hartford Financial Services Group, Inc. FRS 8.13% due 06/15/2068	250,000	263,815

Total Preferred Securities/Capital Securities (cost $1,488,652)		1,591,005

ASSET BACKED SECURITIES — 4.5%
Diversified Financial Services — 4.5%
ACE Securities Corp. Mtg. Loan Trust Series 2007-D1, Class A4 6.93% due 02/25/2038*	111,476	108,615
AmeriCredit Automobile Receivables Trust Series 2013-1, Class D 2.09% due 02/08/2019	176,140	176,167
AmeriCredit Automobile Receivables Trust Series 2016-3, Class C 2.24% due 04/08/2022	140,000	139,030
Capital Auto Receivables Asset Trust Series 2016-2, Class A2A 1.32% due 01/22/2019	45,453	45,432

22

Anchor Series Trust Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2017 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Capital Auto Receivables Asset Trust Series 2014-2, Class C 2.41% due 05/20/2019	$80,000	$80,194
CFCRE Commercial Mtg. Trust Series 2016-C7, Class A3 3.84% due 12/10/2054(2)	200,000	209,093
Citigroup Mtg. Loan Trust VRS Series 2015-PS1, Class B1 5.25% due 09/25/2042*(3)	281,484	301,475
Commercial Mtg. Trust VRS Series 2014-UBS3, Class C 4.94% due 06/10/2047(2)	250,000	243,765
Countrywide Home Loan Mtg. Pass Through Trust Series 2004-J1, Class 1A1 4.50% due 01/25/2019(3)	384	385
CPS Auto Receivables Trust Series 2013-B, Class A 1.82% due 09/15/2020*	31,850	31,832
CPS Auto Receivables Trust Series 2015-A, Class B 2.79% due 02/16/2021*	240,000	241,844
Credit Suisse First Boston Mtg. Securities Corp. FRS Series 2004-AR4, Class 5A4 2.18% due 05/25/2034(3)	8,299	8,181
CSMC Trust VRS Series 2015-1, Class B2 3.95% due 01/25/2045*(3)	95,090	94,454
DBUBS Mtg. Trust Series 2011-LC2A, Class A4 4.54% due 07/10/2044*(2)	300,000	321,467
Ford Credit Auto Owner Trust Series 2016-2, Class A 2.03% due 12/15/2027*	250,000	248,174
Goldman Sachs Mtg. Securities Trust Series 2017-GS6, Class A1 1.95% due 05/10/2050(2)	328,188	327,485
Goldman Sachs Mtg. Securities Trust VRS Series 2013-GC12, Class C 4.18% due 06/10/2046(2)	200,000	198,069
Goldman Sachs Mtg. Securities Trust Series 2013-GC14, Class AS 4.51% due 08/10/2046*(2)	230,000	247,806
Goldman Sachs Mtg. Securities Trust Series 2014-GC24, Class C 4.66% due 09/10/2047(2)	100,000	99,982
Goldman Sachs Mtg. Securities Trust VRS Series 2014-GC20, Class C 5.02% due 04/10/2047(2)	200,000	191,319
Goldman Sachs Mtg. Securities Trust VRS Series 2011-GC5, Class D 5.57% due 08/10/2044*(2)	300,000	294,556
GSMSC FRS Pass Through Trust Series 2009-4R, Class 2A1 1.47% due 12/26/2036*(3)	17,643	17,483
JP Morgan Mtg.Trust VRS Series 2016-4, Class A5 3.50% due 10/25/2046*(3)	87,339	88,963
KeyCorp Student Loan Trust FRS Series 2006-A, Class 2A4 1.60% due 09/27/2035	208,027	206,944

Security Description	Principal Amount	Value (Note 2)
Diversified Financial Services (continued)
KeyCorp. Student Loan Trust FRS Series 2004-A, Class 2B 1.70% due 01/27/2042	$194,837	$194,643
MVW Owner Trust Series 2015-1A, Class A 2.52% due 12/20/2032*	159,421	158,639
New Residential Mtg. Loan Trust Series 2016-4A, Class B1A 4.50% due 11/25/2056*(3)	97,833	101,441
New Residential Mtg. Loan Trust VRS Series 2014-3A, Class B1 4.75% due 11/25/2054*(3)	193,273	202,475
New Residential Mtg. Loan Trust VRS Series 2015-2A, Class B3 5.57% due 08/25/2055*(3)	90,218	93,291
OneMain Financial Issuance Trust Series 2014-1A, Class A 2.43% due 06/18/2024*	23,488	23,497
PFS Financing Corp. FRS Series 2015-AA, Class A 1.78% due 04/15/2020*	250,000	249,949
Residential Accredit Loans, Inc. Series 2003-QS23, Class A1 5.00% due 12/26/2018(3)	13,047	13,072
Santander Drive Auto Receivables Trust Series 2015-1, Class C 2.57% due 04/15/2021	250,000	251,441
Sequoia Mtg. Trust VRS Series 2013-4, Class A3 1.55% due 04/25/2043(3)	128,700	125,203
Sequoia Mtg. Trust VRS Series 2013-2, Class B1 3.64% due 02/25/2043(3)	91,672	91,709
SLM Private Credit Student Loan Trust FRS Series 2006-BW, Class A5 1.45% due 12/15/2039	165,153	156,589
SLM Private Credit Student Loan Trust FRS Series 2002-A, Class A2 1.80% due 12/16/2030	187,322	183,766
Soundview Home Loan Trust FRS Series 2005-CTX1, Class M1 1.64% due 11/25/2035	2,130	2,129
Springleaf Mtg. Loan Trust VRS Series 2013-3A, Class M1 3.79% due 09/25/2057*(3)	200,000	199,613
Towd Point Mtg. Trust VRS Series 2015-1, Class A4 4.25% due 10/25/2053*	250,000	264,912
UBS-Barclays Commercial Mtg. Trust Series 2013-C5, Class AS 3.35% due 03/10/2046*(2)	200,000	202,838
Verizon Owner Trust Series 2017-1A, Class A 2.06% due 09/20/2021*	250,000	250,904
Volkswagen Credit Auto Master Trust FRS Series 2014-1A, Class A1 1.56% due 07/22/2019*	342,000	342,019
Wells Fargo Commercial Mtg. Trust VRS Series 2015-C31, Class C 4.76% due 11/15/2048(2)	300,000	308,359

23

Anchor Series Trust Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2017 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Wells Fargo Home Equity Trust FRS Series 2004-2, Class A21B 2.06% due 10/25/2034	$9,174	$9,177
Westlake Automobile Receivables Trust Series 2016-1A, Class A2A 1.82% due 01/15/2019*	40,185	40,203
WFRBS Commercial Mtg. Trust VRS Series 2014-C22, Class D 4.06% due 09/15/2057*(2)	160,000	127,529
WFRBS Commercial Mtg. Trust VRS Series 2013-C14, Class D 4.13% due 06/15/2046*(2)	300,000	272,986
WFRBS Commercial Mtg. Trust VRS Series 2014-LC14, Class C 4.34% due 03/15/2047(2)	300,000	292,504
WFRBS Commercial Mtg. Trust VRS Series 2014-C20, Class C 4.51% due 05/15/2047(2)	300,000	295,262
WFRBS Commercial Mtg. Trust VRS Series 2014-C23, Class B 4.52% due 10/15/2057(2)	300,000	315,329

Total Asset Backed Securities (cost $8,780,181)		8,692,194

U.S. CORPORATE BONDS & NOTES — 19.0%
Aerospace/Defense — 0.1%
Lockheed Martin Corp. Senior Notes 4.07% due 12/15/2042	250,000	255,532

Aerospace/Defense-Equipment — 0.1%
United Technologies Corp. Senior Notes 1.90% due 05/04/2020	250,000	250,429

Airlines — 0.5%
American Airlines Pass-Through Trust Pass-Through Certs. Series 2013-2, Class A 4.95% due 01/15/2023	285,441	303,995
Delta Air Lines Pass Through Trust Pass-Through Certs. Series 2009-1, Class A 7.75% due 06/17/2021	136,818	150,328
US Airways Pass Through Trust Pass Through Certs. Series 2012-2, Class B 6.75% due 06/03/2021	398,793	437,277

		891,600

Apparel Manufacturers — 0.1%
Under Armour, Inc. Senior Notes 3.25% due 06/15/2026	250,000	234,251

Auto-Cars/Light Trucks — 0.4%
American Honda Finance Corp. Senior Notes 2.30% due 09/09/2026	250,000	236,103
American Honda Finance Corp. Senior Notes 3.88% due 09/21/2020*	250,000	262,906
Toyota Motor Credit Corp. Senior Notes 2.10% due 01/17/2019	250,000	251,536

		750,545

Security Description	Principal Amount	Value (Note 2)
Banks-Commercial — 0.3%
KeyBank NA Senior Notes 1.70% due 06/01/2018	$250,000	$250,274
PNC Bank NA Senior Notes 2.00% due 05/19/2020	250,000	249,614

		499,888

Banks-Fiduciary — 0.4%
Bank of New York Mellon Corp. Senior Notes 2.20% due 08/16/2023	500,000	484,814
State Street Corp. Sub. Notes 3.10% due 05/15/2023	200,000	203,552

		688,366

Banks-Super Regional — 1.0%
SunTrust Banks, Inc. Senior Notes 2.70% due 01/27/2022	500,000	501,044
SunTrust Banks, Inc. Senior Notes 2.90% due 03/03/2021	250,000	253,810
US Bancorp Senior Notes 2.63% due 01/24/2022	250,000	252,593
US Bancorp Senior Notes 3.00% due 03/15/2022	250,000	256,585
US Bancorp Sub. Notes 3.60% due 09/11/2024	250,000	259,679
Wells Fargo & Co. Senior Notes 2.60% due 07/22/2020	250,000	253,525
Wells Fargo & Co. FRS Senior Notes 3.58% due 05/22/2028	250,000	252,658

		2,029,894

Beverages-Non-alcoholic — 0.1%
PepsiCo, Inc. Senior Notes 1.35% due 10/04/2019	250,000	247,793

Brewery — 0.3%
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.70% due 02/01/2036	500,000	550,321

Cable/Satellite TV — 0.3%
Comcast Corp. Company Guar. Notes 3.30% due 02/01/2027	250,000	253,071
Time Warner Cable LLC Senior Sec. Notes 6.55% due 05/01/2037	250,000	298,529

		551,600

Casino Hotels — 0.1%
Boyd Gaming Corp. Company Guar. Notes 6.88% due 05/15/2023	250,000	267,500

24

Anchor Series Trust Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2017 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Cellular Telecom — 0.4%
Sprint Corp. Company Guar. Notes 7.88% due 09/15/2023	$250,000	$287,500
T-Mobile USA, Inc. Company Guar. Notes 6.38% due 03/01/2025	500,000	540,625

		828,125

Chemicals-Diversified — 0.1%
Westlake Chemical Corp. Company Guar. Notes 3.60% due 08/15/2026	250,000	248,125

Computer Services — 0.1%
International Business Machines Corp. Senior Notes 1.95% due 02/12/2019	250,000	251,527

Computers — 0.3%
Apple, Inc. Senior Notes 2.40% due 05/03/2023	250,000	248,033
Apple, Inc. Senior Notes 3.20% due 05/11/2027	250,000	252,920

		500,953

Containers-Paper/Plastic — 0.4%
Graphic Packaging International, Inc. Company Guar. Notes 4.88% due 11/15/2022	500,000	530,000
Sealed Air Corp. Company Guar. Notes 6.88% due 07/15/2033*	250,000	287,500

		817,500

Diversified Banking Institutions — 2.0%
Bank of America Corp. FRS Senior Notes 2.32% due 01/20/2023	250,000	252,758
Bank of America Corp. FRS Senior Notes 2.88% due 04/24/2023	250,000	250,462
Bank of America Corp. Senior Notes 3.50% due 04/19/2026	250,000	250,851
Citigroup, Inc. FRS Senior Notes 2.63% due 09/01/2023	200,000	203,714
Citigroup, Inc. Sub. Notes 4.45% due 09/29/2027	500,000	520,009
Goldman Sachs Group, Inc. FRS Senior Notes 2.28% due 04/26/2022	250,000	251,868
Goldman Sachs Group, Inc. Senior Notes 5.25% due 07/27/2021	500,000	548,025
JPMorgan Chase & Co. FRS Senior Notes 3.54% due 05/01/2028	250,000	250,757
JPMorgan Chase & Co. Senior Notes 3.63% due 05/13/2024	250,000	257,840

Security Description	Principal Amount	Value (Note 2)
Diversified Banking Institutions (continued)
JPMorgan Chase & Co. Senior Notes 4.25% due 10/15/2020	$250,000	$265,471
Morgan Stanley FRS Senior Notes 2.56% due 04/21/2021	250,000	256,552
Morgan Stanley Senior Notes 4.00% due 07/23/2025	250,000	260,934
Morgan Stanley Senior Notes 6.25% due 08/09/2026	250,000	299,283

		3,868,524

Diversified Manufacturing Operations — 0.2%
General Electric Capital Corp. Sub. Notes 5.30% due 02/11/2021	144,000	159,248
Ingersoll Rand Global Holding Co. Company Guar. Notes 6.88% due 08/15/2018	250,000	263,834

		423,082

Electric-Generation — 0.1%
Indiantown Cogeneration LP 1st Mtg. Notes 9.77% due 12/15/2020	102,311	111,123

Electric-Integrated — 1.3%
Black Hills Corp. Senior Notes 4.20% due 09/15/2046	500,000	488,527
Dominion Resources, Inc. Junior Sub. Notes 2.96% due 07/01/2019	200,000	202,991
PacifiCorp 1st Mtg. Notes 5.25% due 06/15/2035	500,000	590,363
PPL Electric Utilities Corp. 1st Mtg. Notes 3.95% due 06/01/2047	250,000	257,176
PPL Energy Supply LLC Senior Notes 4.60% due 12/15/2021	1,000,000	760,000
Public Service Co. of New Mexico Senior Notes 7.95% due 05/15/2018	250,000	263,067

		2,562,124

Electric-Transmission — 0.3%
Oncor Electric Delivery Co. LLC Senior Sec. Notes 7.00% due 09/01/2022	500,000	601,903

Electronic Components-Misc. — 0.1%
Corning, Inc. Senior Notes 4.75% due 03/15/2042	250,000	262,185

Enterprise Software/Service — 0.3%
Oracle Corp. Senior Notes 1.90% due 09/15/2021	250,000	247,802
Oracle Corp. Senior Notes 3.40% due 07/08/2024	250,000	260,334

		508,136

25

Anchor Series Trust Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2017 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Finance-Commercial — 0.1%
Jefferies Finance LLC/JFIN Co-Issuer Corp. Senior Notes 7.38% due 04/01/2020*	$250,000	$256,250

Finance-Investment Banker/Broker — 0.3%
Jefferies Group LLC Senior Notes 4.85% due 01/15/2027	250,000	261,317
Jefferies Group LLC Senior Notes 5.13% due 04/13/2018	250,000	256,429

		517,746

Finance-Other Services — 0.1%
GTP Acquisition Partners I LLC Sec. Notes 2.35% due 06/15/2020*	250,000	247,178

Food-Misc./Diversified — 0.1%
Kraft Heinz Foods Co. Company Guar. Notes 3.95% due 07/15/2025	250,000	257,068

Gas-Distribution — 0.2%
NiSource Finance Corp. Company Guar. Notes 6.25% due 12/15/2040	250,000	312,893

Home Decoration Products — 0.1%
Newell Rubbermaid, Inc. Senior Notes 4.20% due 04/01/2026	250,000	265,447

Hotels/Motels — 0.3%
Choice Hotels International, Inc. Company Guar. Notes 5.75% due 07/01/2022	500,000	556,250

Independent Power Producers — 0.2%
GenOn Energy, Inc. Senior Notes 9.88% due 10/15/2020†(10)(14)	500,000	297,500

Insurance-Mutual — 0.3%
MassMutual Global Funding II Senior Sec. Notes 2.35% due 04/09/2019*	250,000	252,237
New York Life Global Funding Sec. Notes 2.15% due 06/18/2019*	250,000	251,444

		503,681

Insurance-Reinsurance — 0.3%
Berkshire Hathaway Finance Corp. FRS Company Guar. Notes 1.46% due 01/12/2018	500,000	500,694

Internet Security — 0.1%
VeriSign, Inc. Senior Notes 5.25% due 04/01/2025	250,000	266,875

Medical Instruments — 0.4%
Medtronic, Inc. Company Guar. Notes 2.50% due 03/15/2020	250,000	253,623

Security Description	Principal Amount	Value (Note 2)
Medical Instruments (continued)
Medtronic, Inc. Company Guar. Notes 4.38% due 03/15/2035	$500,000	$546,133

		799,756

Medical Labs & Testing Services — 0.1%
Roche Holdings, Inc. FRS Company Guar. Notes 1.64% due 09/30/2019*	250,000	250,719

Medical-Biomedical/Gene — 0.5%
Amgen, Inc. Senior Notes 2.20% due 05/22/2019	250,000	251,529
Amgen, Inc. Senior Notes 3.88% due 11/15/2021	250,000	263,512
Gilead Sciences, Inc. Senior Notes 3.50% due 02/01/2025	250,000	256,561
Gilead Sciences, Inc. Senior Notes 4.40% due 12/01/2021	250,000	269,701

		1,041,303

Medical-Drugs — 0.1%
AbbVie, Inc. Senior Notes 2.90% due 11/06/2022	250,000	252,352

Medical-Hospitals — 0.6%
HCA, Inc. Company Guar. Notes 5.88% due 05/01/2023	500,000	544,375
Surgery Center Holdings, Inc. Company Guar. Notes 8.88% due 04/15/2021*	500,000	541,875

		1,086,250

Non-Hazardous Waste Disposal — 0.1%
Republic Services, Inc. Senior Notes 5.25% due 11/15/2021	250,000	277,999

Office Automation & Equipment — 0.3%
CDW LLC/CDW Finance Corp. Company Guar. Notes 5.50% due 12/01/2024	500,000	540,780

Oil & Gas Drilling — 0.4%
Nabors Industries, Inc. Company Guar. Notes 5.10% due 09/15/2023	500,000	471,250
Rowan Cos., Inc. Company Guar. Notes 4.75% due 01/15/2024	250,000	212,500

		683,750

Oil Companies-Exploration & Production — 0.2%
W&T Offshore, Inc. Sec. Notes 10.00% due 06/15/2021*(4)	154,083	107,858
W&T Offshore, Inc. Sec. Notes 10.75% due 05/15/2020*(4)	171,411	140,557

26

Anchor Series Trust Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2017 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Oil Companies-Exploration & Production (continued)
Whiting Petroleum Corp. Company Guar. Notes 5.75% due 03/15/2021	$250,000	$235,000

		483,415

Oil Refining & Marketing — 0.3%
Phillips 66 Company Guar. Notes 4.30% due 04/01/2022	250,000	267,885
Tesoro Corp. Company Guar. Notes 5.38% due 10/01/2022	250,000	258,750

		526,635

Oil-Field Services — 0.3%
Exterran Partners LP/EXLP Finance Corp. Company Guar. Notes 6.00% due 04/01/2021	500,000	487,500

Physical Therapy/Rehabilitation Centers — 0.4%
HealthSouth Corp. Company Guar. Notes 5.75% due 11/01/2024	750,000	769,687

Pipelines — 1.1%
Columbia Pipeline Group, Inc. Company Guar. Notes 3.30% due 06/01/2020	250,000	256,154
Columbia Pipeline Group, Inc. Company Guar. Notes 5.80% due 06/01/2045	250,000	297,400
El Paso Natural Gas Co. LLC Company Guar. Notes 7.50% due 11/15/2026	500,000	610,049
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 4.50% due 12/15/2026	500,000	505,675
Southeast Supply Header LLC Senior Notes 4.25% due 06/15/2024*	250,000	257,005
Williams Partners LP/ACMP Finance Corp Senior Notes 4.88% due 03/15/2024	250,000	261,980

		2,188,263

Real Estate Investment Trusts — 1.5%
Alexandria Real Estate Equities, Inc. Company Guar. Notes 2.75% due 01/15/2020	200,000	201,373
Alexandria Real Estate Equities, Inc. Company Guar. Notes 4.60% due 04/01/2022	250,000	267,155
CubeSmart LP Company Guar. Notes 4.80% due 07/15/2022	250,000	267,987
Healthcare Realty Trust, Inc. Senior Notes 5.75% due 01/15/2021	250,000	273,809
Hospitality Properties Trust Senior Notes 4.65% due 03/15/2024	250,000	260,174

Security Description	Principal Amount	Value (Note 2)
Real Estate Investment Trusts (continued)
Hospitality Properties Trust Senior Notes 5.00% due 08/15/2022	$250,000	$267,977
Omega Healthcare Investors, Inc. Company Guar. Notes 5.25% due 01/15/2026	250,000	265,571
Physicians Realty LP Company Guar. Notes 4.30% due 03/15/2027	500,000	506,715
Simon Property Group LP Senior Notes 4.13% due 12/01/2021	250,000	265,777
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 3.25% due 08/15/2022	250,000	253,140

		2,829,678

Rental Auto/Equipment — 0.1%
ERAC USA Finance LLC Senior Notes 4.50% due 08/16/2021*	250,000	267,715

Savings & Loans/Thrifts — 0.0%
Washington Mutual Bank Escrow Notes 5.50% due 01/15/2013†(5)(6)	125,000	0

Steel-Specialty — 0.4%
Allegheny Technologies, Inc. Senior Notes 7.88% due 08/15/2023	750,000	783,750

Storage/Warehousing — 0.3%
Mobile Mini, Inc. Company Guar. Notes 5.88% due 07/01/2024	500,000	518,750

Telecom Services — 0.3%
Qwest Corp. Senior Notes 6.75% due 12/01/2021	500,000	552,382

Telephone-Integrated — 0.2%
Sprint Capital Corp. Company Guar. Notes 6.90% due 05/01/2019	250,000	266,862
Verizon Communications, Inc. Senior Notes 2.95% due 03/15/2022*	200,000	201,390

		468,252

Total U.S. Corporate Bonds & Notes (cost $35,936,518)		36,991,544

FOREIGN CORPORATE BONDS & NOTES — 1.4%
Banks-Commercial — 0.1%
ING Groep NV Senior Notes 3.15% due 03/29/2022	250,000	254,762

Diversified Financial Services — 0.2%
GE Capital International Funding Co. ULC Company Guar. Notes 2.34% due 11/15/2020	413,000	416,302

27

Anchor Series Trust Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2017 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Diversified Minerals — 0.1%
Glencore Finance Canada, Ltd. Company Guar. Notes 2.70% due 10/25/2017*	$250,000	$250,375

Electric-Integrated — 0.3%
TransAlta Corp. Senior Notes 4.50% due 11/15/2022	250,000	252,000
TransAlta Corp. Senior Notes 6.90% due 05/15/2018	200,000	207,752

		459,752

Medical-Generic Drugs — 0.2%
Actavis Funding SCS Company Guar. Notes 4.55% due 03/15/2035	250,000	266,832

Oil Companies-Integrated — 0.4%
BP Capital Markets PLC Company Guar. Notes 4.75% due 03/10/2019	750,000	786,721

Oil-Field Services — 0.1%
Weatherford International, Ltd. Company Guar. Notes 4.50% due 04/15/2022	250,000	220,625

Pipelines — 0.0%
Express Pipeline LLC Sec. Notes 7.39% due 12/31/2017*	24,600	25,191

Total Foreign Corporate Bonds & Notes (cost $2,600,131)		2,680,560

U.S. GOVERNMENT AGENCIES — 9.3%
Federal Home Loan Mtg. Corp. — 2.6%
2.00% due 02/01/2028	175,131	172,520
2.00% due 03/01/2028	194,971	192,063
3.00% due 04/01/2035	63,171	64,401
3.00% due 09/01/2035	80,105	81,665
3.00% due 10/01/2042	332,226	333,676
3.00% due 05/01/2043	137,604	138,158
3.00% due 07/01/2045	174,796	175,349
3.00% due 01/01/2047	117,582	118,012
3.50% due 07/01/2042	124,081	128,033
3.50% due 09/01/2042	81,804	84,410
3.50% due 10/01/2042	132,320	136,816
3.50% due 08/01/2043	210,433	217,654
3.50% due 02/01/2044	196,083	202,149
3.50% due 08/01/2045	247,602	256,467
3.50% due 07/01/2046	92,025	95,285
3.50% due 01/01/2047	245,878	254,475
4.00% due 12/01/2040	221,285	234,257
4.00% due 10/01/2045	116,226	123,963
4.50% due 11/01/2043	129,762	142,149
5.00% due 04/01/2035	55,871	61,206
5.50% due 11/01/2017	1,820	1,828
5.50% due 01/01/2018	2,707	2,714
6.00% due 05/01/2031	12,917	14,714
6.00% due 09/01/2032	7,272	8,172
7.50% due 12/01/2030	13,669	14,269
7.50% due 01/01/2031	23,457	25,829
7.50% due 02/01/2031	2,048	2,300

Security Description	Principal Amount	Value (Note 2)
Federal Home Loan Mtg. Corp. (continued)
Federal Home Loan Mtg. Corp. REMIC
Series 4503, Class SA
1.81% due 02/15/2042 VRS(3)(7)	$629,403	$35,636
Series 4350, Class AS
1.97% due 12/15/2037 VRS(3)(7)	970,843	54,100
2.50% due 01/15/2028(3)(7)	878,524	76,463
Series 4127, Class EJ
2.50% due 11/15/2032(3)	130,387	129,283
Series 4033, Class ED
2.50% due 10/15/2036(3)	183,431	184,954
Series 4097, Class HI
3.00% due 08/15/2027(3)(7)	882,336	81,541
Series 4579, Class BA
3.00% due 01/15/2043(3)	135,396	137,925
Series 4121, Class HI
3.50% due 10/15/2027(3)(7)	700,649	75,911
Series 4343, Class DI
3.50% due 08/15/2040(3)(7)	379,753	48,946
Series 4121, Class UI
3.50% due 10/15/2042(3)(7)	488,044	99,041
Series 4650, Class CA
3.50% due 05/15/2043(3)	55,739	57,681
Series 4648, Class E
3.50% due 08/15/2043(3)	94,689	97,878
Series 3924, Class LB
4.00% due 05/15/2039(3)	200,000	206,941
Series 4135, Class DI
4.00% due 11/15/2042(3)(7)	327,974	57,730
Series 2015-4440, ClassZX
4.00% due 01/15/2045(3)	109,766	118,397
Series 4463, Class ZA
4.00% due 04/15/2045(3)	54,519	58,604
Federal Home Loan Mtg. Corp. STRIPS VRS Series 328, Class S4 2.02% due 02/15/2038(3)(7)(8)	2,028,847	106,511
Series 2012-276, Class 40
4.00% due 09/15/2042(3)	120,850	126,642

		5,036,718

Federal National Mtg. Assoc. — 5.2%
1.00% due 02/26/2019	400,000	397,330
2.00% due 10/01/2027	50,513	50,210
2.00% due 01/01/2031	82,100	80,380
2.50% due 06/01/2027	148,865	150,637
2.50% due 08/01/2028	167,267	169,195
2.50% due 09/01/2028	208,973	211,379
3.00% due 04/01/2027	46,692	48,055
3.00% due 05/01/2029	61,719	63,563
3.00% due 08/01/2031	184,544	189,956
3.00% due 10/01/2042	128,999	129,916
3.00% due 11/01/2042	209,558	211,055
3.00% due 12/01/2042	295,434	297,358
3.00% due 02/01/2043	109,886	110,799
3.00% due 04/01/2043	168,494	167,852
3.00% due 06/01/2043	208,774	210,263
3.00% due 08/01/2043	169,599	170,805
3.00% due 07/01/2046	239,147	239,536
3.00% due 12/01/2046	341,871	342,900
3.50% due 08/01/2031	92,966	97,396
3.50% due 01/01/2036	203,350	211,199
3.50% due 07/01/2042	92,582	95,538
3.50% due 09/01/2042	135,493	139,924

28

Anchor Series Trust Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2017 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
3.50% due 11/01/2042	$182,462	$188,429
3.50% due 02/01/2043	65,760	68,220
3.50% due 05/01/2043	146,533	152,013
3.50% due 11/01/2044	155,928	161,736
3.50% due 03/01/2045	151,335	156,278
3.50% due 06/01/2045	80,839	83,846
3.50% due 09/01/2045	83,678	86,403
3.50% due 11/01/2045	179,519	185,617
3.50% due 04/01/2046	181,289	188,099
4.00% due 09/01/2040	170,089	180,627
4.00% due 12/01/2040	131,704	140,388
4.00% due 08/01/2043	324,949	346,593
4.00% due 10/01/2043	66,131	70,384
4.00% due 04/01/2044	286,409	305,759
4.00% due 08/01/2044	145,297	155,062
4.00% due 10/01/2044	206,351	218,341
4.00% due 12/01/2044	115,712	123,599
4.00% due 09/01/2045	87,360	93,302
4.50% due 03/01/2041	212,725	230,234
4.50% due 11/01/2041	138,272	150,991
4.50% due 09/01/2043	402,573	441,319
4.50% due 12/01/2044	188,978	207,107
5.00% due 02/01/2040	156,249	174,219
5.00% due 07/01/2041	188,699	210,418
5.00% due 02/01/2044	177,419	197,887
6.00% due 08/01/2018	311	349
6.00% due 05/01/2031	6,093	6,917
6.00% due 04/01/2032	10,984	12,377
6.50% due 06/01/2019	2,248	2,486
6.50% due 09/01/2024	12,110	13,395
6.50% due 09/01/2025	2,591	2,866
6.50% due 11/01/2025	4,023	4,449
6.50% due 05/01/2026	10,423	11,529
6.50% due 11/01/2027	283	314
6.50% due 01/01/2032	3,245	3,589
7.00% due 05/01/2029	4,788	5,397
7.00% due 09/01/2029	5,271	5,375
7.00% due 01/01/2031	2,013	2,136
7.50% due 01/01/2031	8,799	9,274
7.50% due 02/01/2031	1,407	1,449
Federal National Mtg. Assoc. REMIC Series 2016-11, Class AS
1.66% due 03/25/2046 VRS(3)(7)	674,359	37,827
Series 2016-40, Class KS
1.71% due 07/25/2056 VRS(3)(7)	749,927	45,276
Series 2015-22, Class AS
1.78% due 04/25/2045 VRS(3)(7)	581,518	32,543
Series 2016-30, Class AS
1.81% due 05/25/2046 VRS(3)(7)	778,735	40,353
Series 2015-38, Class AS
1.83% due 06/25/2045 VRS(3)(7)	639,930	43,684
Series 2015-91, Class AS
1.89% due 12/25/2045 VRS(3)(7)	2,248,060	132,731
Series 2014-47, Class AI
1.93% due 08/25/2044 VRS(3)(7)	536,965	32,333
Series 2012-122, Class AD
2.00% due 02/25/2040(3)	52,918	52,445
Series 2013-2, Class BI
2.50% due 02/25/2028(3)(7)	490,830	42,150
Series 2016-92, Class A
3.00% due 04/25/2042(3)	97,084	98,167
3.00% due 02/25/2043(3)	73,744	75,449

Security Description	Principal Amount	Value (Note 2)
Federal National Mtg. Assoc. (continued)
Series 2016-38, Class NA 3.00% due 01/25/2046(3)	$245,009	$250,023
Series 2012-149, Class IC 3.50% due 01/25/2028(3)(7)	388,752	42,346
Series 2016-30, Class IL 3.50% due 04/25/2034(3)(7)	883,137	123,372
Series 2016-4, Class LI 3.50% due 02/25/2036(3)(7)	550,950	89,007
Series 2012-125, Class IG 3.50% due 11/25/2042(3)(7)	438,065	82,857
Series 2015-20, Class EH 3.50% due 11/25/2042(3)	200,000	211,660
Series 2016-64, Class IO 3.50% due 02/25/2043(3)(7)	375,460	53,203
Series 2015-12, Class BY 4.00% due 03/25/2045(3)	100,000	109,985
Series 2015-18, Class IA 4.50% due 04/25/2045(3)(7)	464,728	109,495
Series 2002-16, Class TM 7.00% due 04/25/2032(3)	81,990	94,310

		10,183,235

Government National Mtg. Assoc. — 1.5%
3.00% due 11/15/2042	277,816	281,799
3.00% due 02/15/2043	199,055	201,909
3.50% due 09/15/2042	162,002	168,695
3.50% due 05/15/2043	81,102	84,644
3.50% due 09/20/2045	150,946	156,925
3.50% due 06/20/2046	188,996	196,448
4.00% due 10/20/2044	180,401	191,263
4.50% due 05/15/2039	49,901	53,693
5.50% due 07/20/2033	95,874	107,323
6.00% due 07/20/2033	64,747	73,524
6.50% due 12/15/2023	11,202	12,241
6.50% due 03/20/2027	493	497
6.50% due 04/20/2027	6,900	7,241
7.00% due 12/15/2022	1,958	1,963
7.00% due 05/15/2023	435	436
7.00% due 12/15/2023	2,399	2,637
7.00% due 04/15/2028	9,920	10,219
7.50% due 08/15/2030	12,837	13,110
7.50% due 09/15/2030	4,157	4,323
7.50% due 11/15/2030	17,336	18,391
7.50% due 01/15/2031	10,492	11,759
Government National Mtg. Assoc. REMIC
Series 2013-101, Class IO 0.70% due 10/16/2054 VRS(2)(7)	2,304,354	83,498
Series 2013-57, Class IO 0.76% due 06/16/2054 VRS(2)(7)	2,534,449	93,977
Series 2012-139, Class IO 0.82% due 02/16/2053 VRS(2)(7)	3,679,609	201,290
Series 2013-30, Class IO 0.84% due 09/16/2053 VRS(2)(7)	1,616,229	77,702
Series 2014-135, Class IO 0.84% due 01/16/2056 VRS(2)(7)	717,229	37,749
Series 2013-80, Class IO 0.85% due 03/16/2052 VRS(2)(7)	2,309,556	129,054
Series 2013-68, Class IO 0.92% due 02/16/2046 VRS(2)(7)	1,190,611	59,863
Series 69, Class WI 0.93% due 09/20/2037 VRS(3)(7)	1,178,310	56,544

29

Anchor Series Trust Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2017 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Government National Mtg. Assoc. (continued)
Series 2013-40, Class IO 0.97% due 06/16/2054 VRS(2)(7)	$1,185,425	$55,271
Series 2016-134, Class MI 3.00% due 01/20/2043(3)(7)	959,209	116,230
Series 2015-63, Class ZB 3.25% due 05/20/2045(3)	86,004	89,625
Series 2012-3, Class LA 3.50% due 03/20/2038(3)	99,676	102,223
Series 2017-45, Class KI 4.00% due 10/20/2043(3)(7)	891,433	139,533
Series 2016-81, Class IN 4.00% due 04/20/2046(3)(7)	282,351	55,613

		2,897,212

Total U.S. Government Agencies (cost $18,602,053)		18,117,165

U.S. GOVERNMENT TREASURIES — 0.7%
United States Treasury Bonds — 0.5%
2.25% due 08/15/2046	250,000	220,098
3.00% due 11/15/2044	250,000	257,969
4.25% due 11/15/2040	245,000	307,877
5.25% due 11/15/2028	140,000	180,228

		966,172

United States Treasury Notes — 0.2%
1.00% due 02/15/2018	140,000	139,803
1.50% due 08/15/2026	250,000	233,877
3.13% due 05/15/2021	100,000	105,211

		478,891

Total U.S. Government Treasuries (cost $1,499,370)		1,445,063

LOANS (11)(12)(13) — 0.3%
Applications Software — 0.3%
Landslide Holdings, Inc. 2nd Lien 2.06% due 01/20/2025 (cost $492,884)	500,000	496,750

Total Long-Term Investment Securities (cost $174,625,169)		189,522,933

REPURCHASE AGREEMENTS — 2.3%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.12%, dated 06/30/2017, to be repurchased 07/03/2017 in the amount of $4,484,045 collateralized by $4,400,000 of United States Treasury Bonds, bearing interest at 3.00% due 11/15/2044 and having an approximate value of $4,577,421 (cost $4,484,000)	4,484,000	4,484,000

TOTAL INVESTMENTS (cost $179,109,169)(9)	99.6%	194,006,933
Other assets less liabilities	0.4	823,087

NET ASSETS	100.0%	$194,830,020

†	Non-income producing security

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At June 30, 2017, the aggregate value of these securities was $8,127,165 representing 4.2% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Perpetual maturity - maturity date reflects the next call date.
(2)	Commercial Mortgage Backed Security
(3)	Collateralized Mortgage Obligation
(4)	PIK (“Payment-in-Kind”) security - Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in the form of additional securities at the coupon rate listed.
(5)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs (see Note 2).
(6)	Illiquid security. At June 30, 2017, the aggregate value of these securities was $0 representing 0.0% of net assets.
(7)	Interest Only
(8)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at June 30, 2017.
(9)	See Note 6 for cost of investments on a tax basis.
(10)	Security in default of interest
(11)	The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offer Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.
(12)	Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(13)	All loans in the portfolio were purchased through assignment agreements unless otherwise indicated.
(14)	Company has filed for bankruptcy protection.

ADR — American Depositary Receipt

ETF — Exchange-Traded Fund

NYSE — New York Stock Exchange

REMIC — Real Estate Mortgage Investment Conduit

STRIPS — Separate trading of registered interest and principal of securities

TSX — Toronto Stock Exchange

ULC — Unlimited Liability Corp.

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current rates at June 30, 2017 and unless noted otherwise, the dates shown are the original maturity dates.

30

Anchor Series Trust Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2017 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2017 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$110,943,080	$—	$—	$110,943,080
Exchange-Traded Funds	8,565,572	—	—	8,565,572
Preferred Securities/Capital Securities	—	1,591,005	—	1,591,005
Asset Backed Securities	—	8,692,194	—	8,692,194
U.S. Corporate Bonds & Notes:
Savings & Loans/Thrifts . . . . . . . . . .	—	—	0	0
Other Industries . . . . . . . . . . . . . . . . . .	—	36,991,544	—	36,991,544
Foreign Corporate Bonds & Notes	—	2,680,560	—	2,680,560
U.S. Government Agencies	—	18,117,165	—	18,117,165
U.S. Government Treasuries	—	1,445,063	—	1,445,063
Loans	—	496,750	—	496,750
Repurchase Agreements	—	4,484,000	—	4,484,000

Total Investments at Value	$119,508,652	$74,498,281	$0	$194,006,933

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments were not considered a material portion of the Portfolio.

See Notes to Financial Statements

31

Anchor Series Trust Growth and Income Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2017 — (unaudited)

Industry Allocation*

Diversified Banking Institutions	6.9%
Medical-Drugs	5.5
Computers	4.3
E-Commerce/Products	3.7
Internet Content-Entertainment	3.7
Banks-Super Regional	3.7
Commercial Services-Finance	3.6
Web Portals/ISP	3.4
Medical-HMO	2.7
Oil Companies-Exploration & Production	2.6
Insurance-Multi-line	2.5
Chemicals-Diversified	2.4
Retail-Discount	2.3
Diagnostic Equipment	2.1
Finance-Credit Card	2.0
Cable/Satellite TV	2.0
Aerospace/Defense	1.9
Tobacco	1.8
Diversified Manufacturing Operations	1.8
Athletic Footwear	1.7
Electric-Integrated	1.7
E-Commerce/Services	1.6
Cosmetics & Toiletries	1.5
Oil-Field Services	1.5
Electronic Components-Semiconductors	1.5
Semiconductor Components-Integrated Circuits	1.4
Beverages-Non-alcoholic	1.3
Medical Instruments	1.2
Retail-Restaurants	1.2
Banks-Commercial	1.2
Electric Products-Misc.	1.2
Textile-Home Furnishings	1.1
Repurchase Agreements	1.1
Medical-Hospitals	1.1
Apparel Manufacturers	1.1
Retail-Drug Store	1.1
Web Hosting/Design	1.1
X-Ray Equipment	1.1
Applications Software	1.0
Tools-Hand Held	1.0
Telephone-Integrated	1.0
Containers-Metal/Glass	1.0
Building & Construction Products-Misc.	1.0
Entertainment Software	1.0
Finance-Consumer Loans	0.9
Hotels/Motels	0.8
Wireless Equipment	0.8
Medical Products	0.8
Insurance-Property/Casualty	0.8
Transport-Truck	0.8
Food-Misc./Diversified	0.7
Investment Management/Advisor Services	0.7
Electronic Measurement Instruments	0.7
Machinery-General Industrial	0.7
Industrial Automated/Robotic	0.7
Oil Refining & Marketing	0.6
Coatings/Paint	0.6
Retail-Building Products	0.6
Enterprise Software/Service	0.5

100.3%

*	Calculated as a percentage of net assets

32

Anchor Series Trust Growth and Income Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2017 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 99.2%
Aerospace/Defense — 1.9%
Boeing Co.	11,412	$2,256,723
General Dynamics Corp.	6,730	1,333,213

		3,589,936

Apparel Manufacturers — 1.1%
VF Corp.	36,357	2,094,163

Applications Software — 1.0%
Microsoft Corp.	27,648	1,905,777

Athletic Footwear — 1.7%
NIKE, Inc., Class B	53,635	3,164,465

Banks-Commercial — 1.2%
M&T Bank Corp.	7,334	1,187,741
SVB Financial Group†	5,778	1,015,715

		2,203,456

Banks-Super Regional — 3.7%
Capital One Financial Corp.	26,480	2,187,778
Fifth Third Bancorp	36,840	956,366
PNC Financial Services Group, Inc.	29,340	3,663,686

		6,807,830

Beverages-Non-alcoholic — 1.3%
Monster Beverage Corp.†	46,829	2,326,465

Building & Construction Products-Misc. — 1.0%
Fortune Brands Home & Security, Inc.	27,664	1,804,799

Cable/Satellite TV — 2.0%
Comcast Corp., Class A	93,309	3,631,586

Chemicals-Diversified — 2.4%
Dow Chemical Co.	37,051	2,336,807
PPG Industries, Inc.	18,975	2,086,491

		4,423,298

Coatings/Paint — 0.6%
Sherwin-Williams Co.	3,356	1,177,822

Commercial Services-Finance — 3.6%
Equifax, Inc.	11,367	1,562,053
Global Payments, Inc.	19,418	1,753,834
IHS Markit, Ltd.†	30,202	1,330,096
PayPal Holdings, Inc.†	37,198	1,996,417

		6,642,400

Computers — 4.3%
Apple, Inc.	55,426	7,982,453

Containers-Metal/Glass — 1.0%
Crown Holdings, Inc.†	30,558	1,823,090

Cosmetics & Toiletries — 1.5%
Estee Lauder Cos., Inc., Class A	29,767	2,857,037

Diagnostic Equipment — 2.1%
Danaher Corp.	19,361	1,633,875
Thermo Fisher Scientific, Inc.	13,114	2,287,999

		3,921,874

Diversified Banking Institutions — 6.9%
Bank of America Corp.	211,138	5,122,208
Goldman Sachs Group, Inc.	11,445	2,539,646
JPMorgan Chase & Co.	56,391	5,154,137

		12,815,991

Security Description	Shares	Value (Note 2)
Diversified Manufacturing Operations — 1.8%
Eaton Corp. PLC	19,246	$1,497,916
Illinois Tool Works, Inc.	12,919	1,850,647

		3,348,563

E-Commerce/Products — 3.7%
Amazon.com, Inc.†	4,863	4,707,384
eBay, Inc.†	64,544	2,253,876

		6,961,260

E-Commerce/Services — 1.6%
Priceline Group, Inc.†	1,573	2,942,328

Electric Products-Misc. — 1.2%
AMETEK, Inc.	35,562	2,153,990

Electric-Integrated — 1.7%
American Electric Power Co., Inc.	23,451	1,629,141
NextEra Energy, Inc.	10,476	1,468,002

		3,097,143

Electronic Components-Semiconductors — 1.5%
Broadcom, Ltd.	11,929	2,780,053

Electronic Measurement Instruments — 0.7%
Keysight Technologies, Inc.†	34,215	1,331,990

Enterprise Software/Service — 0.5%
Workday, Inc., Class A†	10,218	991,146

Entertainment Software — 1.0%
Electronic Arts, Inc.†	17,004	1,797,663

Finance-Consumer Loans — 0.9%
Synchrony Financial	58,084	1,732,065

Finance-Credit Card — 2.0%
MasterCard, Inc., Class A	30,508	3,705,197

Food-Misc./Diversified — 0.7%
Mondelez International, Inc., Class A	32,191	1,390,329

Hotels/Motels — 0.8%
Hilton Worldwide Holdings, Inc.	25,230	1,560,476

Industrial Automated/Robotic — 0.7%
Nordson Corp.	10,353	1,256,026

Insurance-Multi-line — 2.5%
Allstate Corp.	24,340	2,152,630
Chubb, Ltd.	16,625	2,416,942

		4,569,572

Insurance-Property/Casualty — 0.8%
XL Group, Ltd.	33,488	1,466,774

Internet Content-Entertainment — 3.7%
Facebook, Inc., Class A†	30,545	4,611,684
Netflix, Inc.†	15,330	2,290,455

		6,902,139

Investment Management/Advisor Services — 0.7%
BlackRock, Inc.	3,267	1,380,013

Machinery-General Industrial — 0.7%
Middleby Corp.†	10,811	1,313,645

Medical Instruments — 1.2%
Medtronic PLC	25,677	2,278,834

Medical Products — 0.8%
Baxter International, Inc.	24,408	1,477,660

33

Anchor Series Trust Growth and Income Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2017 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Medical-Drugs — 5.5%
Allergan PLC	11,290	$2,744,486
Bristol-Myers Squibb Co.	51,541	2,871,864
Eli Lilly & Co.	24,449	2,012,153
Merck & Co., Inc.	39,144	2,508,739

		10,137,242

Medical-HMO — 2.7%
Aetna, Inc.	11,295	1,714,920
UnitedHealth Group, Inc.	17,592	3,261,909

		4,976,829

Medical-Hospitals — 1.1%
HCA Healthcare, Inc.†	24,180	2,108,496

Oil Companies-Exploration & Production — 2.6%
Concho Resources, Inc.†	10,988	1,335,372
EOG Resources, Inc.	14,782	1,338,067
Newfield Exploration Co.†	27,416	780,259
Pioneer Natural Resources Co.	8,093	1,291,481

		4,745,179

Oil Refining & Marketing — 0.6%
Phillips 66	14,542	1,202,478

Oil-Field Services — 1.5%
Baker Hughes, Inc.	23,504	1,281,203
Halliburton Co.	36,831	1,573,052

		2,854,255

Retail-Building Products — 0.6%
Lowe’s Cos., Inc.	14,909	1,155,895

Retail-Discount — 2.3%
Costco Wholesale Corp.	17,168	2,745,678
Dollar Tree, Inc.†	20,886	1,460,349

		4,206,027

Retail-Drug Store — 1.1%
Walgreens Boots Alliance, Inc.	26,587	2,082,028

Retail-Restaurants — 1.2%
Starbucks Corp.	38,536	2,247,034

Semiconductor Components-Integrated Circuits — 1.4%
Analog Devices, Inc.	21,131	1,643,992
QUALCOMM, Inc.	17,127	945,753

		2,589,745

Telecommunication Equipment — 0.0%
Nortel Networks Corp.†(1)(2)	147	0

Telephone-Integrated — 1.0%
Verizon Communications, Inc.	41,045	1,833,070

Textile-Home Furnishings — 1.1%
Mohawk Industries, Inc.†	8,796	2,125,905

Tobacco — 1.8%
Altria Group, Inc.	45,446	3,384,364

Tools-Hand Held — 1.0%
Snap-on, Inc.	12,012	1,897,896

Transport-Truck — 0.8%
JB Hunt Transport Services, Inc.	15,714	1,435,945

Web Hosting/Design — 1.1%
GoDaddy, Inc., Class A†	47,832	2,029,033

Security Description	Shares/ Principal Amount	Value (Note 2)
Web Portals/ISP — 3.4%
Alphabet, Inc., Class A†	4,537	$4,217,958
Alphabet, Inc., Class C†	2,341	2,127,337

		6,345,295

Wireless Equipment — 0.8%
Motorola Solutions, Inc.	17,226	1,494,183

X-Ray Equipment — 1.1%
Hologic, Inc.†	43,414	1,970,127

Total Long-Term Investment Securities (cost $147,852,519)		184,430,334

REPURCHASE AGREEMENTS — 1.1%
Bank of America Securities LLC Joint Repurchase Agreement(3)	$430,000	430,000
Barclays Capital, Inc. Joint Repurchase Agreement(3)	360,000	360,000
BNP Paribas SA Joint Repurchase Agreement(3)	630,000	630,000
Deutsche Bank AG Joint Repurchase Agreement(3)	145,000	145,000
RBS Securities, Inc. Joint Repurchase Agreement(3)	545,000	545,000

Total Repurchase Agreements (cost $2,110,000)		2,110,000

TOTAL INVESTMENTS (cost $149,962,519)(4)	100.3%	186,540,334
Liabilities in excess of other assets	(0.3)	(634,136)

NET ASSETS	100.0%	$185,906,198

†	Non-income producing security
(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs (see Note 2).
(2)	Illiquid security. At June 30, 2017, the aggregate value of these securities was $0 representing 0.0% of net assets.
(3)	See Note 2 for details of Joint Repurchase Agreements.
(4)	See Note 6 for cost of investments on a tax basis.

34

Anchor Series Trust Growth and Income Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2017 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2017 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Telecommunication Equipment	$—	$—	$0	$0
Other Industries	184,430,334	—	—	184,430,334
Repurchase Agreements	—	2,110,000	—	2,110,000

Total Investments at Value	$184,430,334	$2,110,000	$0	$186,540,334

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Financial Statements

35

Anchor Series Trust Growth Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2017 — (unaudited)

Industry Allocation*

Medical-Drugs	5.0%
Commercial Services-Finance	4.1
Banks-Super Regional	3.6
Real Estate Investment Trusts	3.6
E-Commerce/Services	3.4
Finance-Credit Card	3.1
Insurance-Multi-line	2.9
Medical-Biomedical/Gene	2.7
Medical-Wholesale Drug Distribution	2.4
Transport-Rail	2.4
Beverages-Non-alcoholic	2.3
Cosmetics & Toiletries	2.3
Computer Services	2.3
Athletic Footwear	2.2
Applications Software	2.2
Oil Companies-Exploration & Production	1.9
Retail-Restaurants	1.9
Electric-Integrated	1.8
Electronic Measurement Instruments	1.8
Diversified Banking Institutions	1.7
Insurance Brokers	1.7
Retail-Discount	1.6
Airlines	1.5
Apparel Manufacturers	1.4
E-Commerce/Products	1.4
Internet Content-Entertainment	1.4
Medical Instruments	1.3
Transport-Services	1.2
Retail-Major Department Stores	1.2
Repurchase Agreements	1.1
Casino Hotels	1.1
Medical Products	1.1
Medical-HMO	1.1
Tobacco	1.0
Investment Management/Advisor Services	1.0
Semiconductor Components-Integrated Circuits	1.0
Finance-Investment Banker/Broker	1.0
Electronic Components-Semiconductors	0.9
Containers-Paper/Plastic	0.9
Internet Security	0.8
Chemicals-Diversified	0.8
Medical-Generic Drugs	0.8
E-Services/Consulting	0.8
Instruments-Controls	0.8
Exchange-Traded Fund	0.8
Aerospace/Defense	0.7
Retail-Building Products	0.7
Enterprise Software/Service	0.7
Telephone-Integrated	0.7
Web Portals/ISP	0.7
Retail-Automobile	0.7
Insurance-Property/Casualty	0.7
Computers	0.7
Office Furnishings-Original	0.6
Steel-Producers	0.6
Insurance-Life/Health	0.6
Industrial Gases	0.6
Oil-Field Services	0.5
Networking Products	0.5
Retail-Drug Store	0.5
Satellite Telecom	0.5
Diversified Manufacturing Operations	0.5

Beverages-Wine/Spirits	0.4%
Web Hosting/Design	0.4
Medical-Hospitals	0.4
Computers-Memory Devices	0.4
Electronic Forms	0.4
Multimedia	0.3
Publishing-Books	0.3
Gas-Distribution	0.3
Disposable Medical Products	0.3
Auto/Truck Parts & Equipment-Original	0.3
Transport-Truck	0.3
Banks-Commercial	0.3
Auto-Cars/Light Trucks	0.3
Commercial Services	0.3
Tools-Hand Held	0.3
Building Products-Doors & Windows	0.3
Oil Refining & Marketing	0.3
Building Products-Cement	0.3
Building Products-Air & Heating	0.3
Telecom Equipment-Fiber Optics	0.2
Specified Purpose Acquisitions	0.2
Coatings/Paint	0.2
Machinery-General Industrial	0.2
Garden Products	0.2
Hotels/Motels	0.2
Food-Confectionery	0.2
Food-Retail	0.2
Hazardous Waste Disposal	0.2
Oil & Gas Drilling	0.2
Retail-Apparel/Shoe	0.2
Industrial Automated/Robotic	0.1

100.3%

*	Calculated as a percentage of net assets

36

Anchor Series Trust Growth Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2017 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 98.4%
Aerospace/Defense — 0.7%
Lockheed Martin Corp.	10,376	$2,880,481

Airlines — 1.5%
Alaska Air Group, Inc.	31,563	2,833,095
Southwest Airlines Co.	48,847	3,035,352

		5,868,447

Apparel Manufacturers — 1.4%
Carter’s, Inc.	11,784	1,048,187
Global Brands Group Holding, Ltd.†	4,858,000	510,225
Under Armour, Inc., Class C†	34,707	699,693
VF Corp.	57,941	3,337,402

		5,595,507

Applications Software — 2.2%
Microsoft Corp.	80,424	5,543,626
ServiceNow, Inc.†	27,503	2,915,318

		8,458,944

Athletic Footwear — 2.2%
NIKE, Inc., Class B	148,687	8,772,533

Auto-Cars/Light Trucks — 0.3%
General Motors Co.	35,763	1,249,202

Auto/Truck Parts & Equipment-Original — 0.3%
Delphi Automotive PLC	14,436	1,265,315

Banks-Commercial — 0.3%
M&T Bank Corp.	7,717	1,249,768

Banks-Super Regional — 3.6%
PNC Financial Services Group, Inc.	77,353	9,659,069
Wells Fargo & Co.	81,666	4,525,113

		14,184,182

Beverages-Non-alcoholic — 2.3%
Coca-Cola Co.	106,995	4,798,726
Monster Beverage Corp.†	83,559	4,151,211

		8,949,937

Beverages-Wine/Spirits — 0.4%
Brown-Forman Corp., Class B	10,539	512,195
Constellation Brands, Inc., Class A	6,326	1,225,536

		1,737,731

Building Products-Air & Heating — 0.3%
Lennox International, Inc.	5,490	1,008,184

Building Products-Cement — 0.3%
CRH PLC	29,825	1,062,038

Building Products-Doors & Windows — 0.3%
Sanwa Holdings Corp.	107,400	1,130,577

Casino Hotels — 1.1%
Las Vegas Sands Corp.	28,927	1,848,146
Wynn Resorts, Ltd.	18,445	2,473,843

		4,321,989

Chemicals-Diversified — 0.8%
Celanese Corp., Series A	23,772	2,256,914
PPG Industries, Inc.	9,564	1,051,657

		3,308,571

Coatings/Paint — 0.2%
Sherwin-Williams Co.	2,396	840,900

Security Description	Shares	Value (Note 2)
Commercial Services — 0.3%
Ecolab, Inc.	9,229	$1,225,150

Commercial Services-Finance — 4.1%
Automatic Data Processing, Inc.	25,874	2,651,050
Equifax, Inc.	18,734	2,574,426
FleetCor Technologies, Inc.†	21,150	3,050,041
Global Payments, Inc.	38,016	3,433,605
IHS Markit, Ltd.†	33,765	1,487,011
TransUnion†	65,803	2,849,928

		16,046,061

Computer Services — 2.3%
Accenture PLC, Class A	27,554	3,407,879
Amdocs, Ltd.	14,234	917,524
Genpact, Ltd.	162,645	4,526,410

		8,851,813

Computers — 0.7%
Apple, Inc.	17,797	2,563,124

Computers-Memory Devices — 0.4%
Western Digital Corp.	18,519	1,640,783

Containers-Paper/Plastic — 0.9%
Bemis Co., Inc.	9,512	439,930
Packaging Corp. of America	26,005	2,896,697

		3,336,627

Cosmetics & Toiletries — 2.3%
Colgate-Palmolive Co.	73,482	5,447,221
Coty, Inc., Class A	87,348	1,638,648
Estee Lauder Cos., Inc., Class A	19,121	1,835,234

		8,921,103

Disposable Medical Products — 0.3%
STERIS PLC	15,535	1,266,102

Diversified Banking Institutions — 1.7%
Citigroup, Inc.	74,403	4,976,073
JPMorgan Chase & Co.	19,970	1,825,258

		6,801,331

Diversified Manufacturing Operations — 0.5%
A.O. Smith Corp.	9,789	551,415
Eaton Corp. PLC	16,146	1,256,643

		1,808,058

E-Commerce/Products — 1.4%
Alibaba Group Holding, Ltd. ADR†	23,510	3,312,559
Amazon.com, Inc.†	1,609	1,557,512
Wayfair, Inc., Class A†	8,424	647,637

		5,517,708

E-Commerce/Services — 3.4%
Expedia, Inc.	25,517	3,800,757
Just Eat PLC†	431,187	3,678,476
Priceline Group, Inc.†	1,643	3,073,264
Zillow Group, Inc., Class A†	60,234	2,941,829

		13,494,326

E-Services/Consulting — 0.8%
CDW Corp.	49,852	3,117,246

Electric-Integrated — 1.8%
Exelon Corp.	58,914	2,125,028
Iberdrola SA	138,624	1,097,697
OGE Energy Corp.	41,343	1,438,323

37

Anchor Series Trust Growth Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2017 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Electric-Integrated (continued)
PG&E Corp.	37,446	$2,485,291

		7,146,339

Electronic Components-Semiconductors — 0.9%
Samsung Electronics Co., Ltd.	465	966,049
Silicon Motion Technology Corp. ADR	21,912	1,056,816
Skyworks Solutions, Inc.	15,207	1,459,111

		3,481,976

Electronic Forms — 0.4%
Adobe Systems, Inc.†	9,963	1,409,167

Electronic Measurement Instruments — 1.8%
Agilent Technologies, Inc.	49,290	2,923,390
Keysight Technologies, Inc.†	22,700	883,711
Trimble, Inc.†	87,180	3,109,710

		6,916,811

Enterprise Software/Service — 0.7%
Workday, Inc., Class A†	28,789	2,792,533

Finance-Credit Card — 3.1%
American Express Co.	78,091	6,578,386
MasterCard, Inc., Class A	16,290	1,978,421
Visa, Inc., Class A	39,135	3,670,080

		12,226,887

Finance-Investment Banker/Broker — 1.0%
Raymond James Financial, Inc.	8,431	676,335
TD Ameritrade Holding Corp.	71,424	3,070,518

		3,746,853

Food-Confectionery — 0.2%
Hostess Brands, Inc.†	41,742	672,046

Food-Retail — 0.2%
Kroger Co.	28,600	666,952

Garden Products — 0.2%
Toro Co.	11,529	798,844

Gas-Distribution — 0.3%
Sempra Energy	11,592	1,306,998

Hazardous Waste Disposal — 0.2%
Clean Harbors, Inc.†	11,631	649,359

Hotels/Motels — 0.2%
Hilton Worldwide Holdings, Inc.	12,766	789,577

Industrial Automated/Robotic — 0.1%
Nordson Corp.	4,822	585,005

Industrial Gases — 0.6%
Praxair, Inc.	17,428	2,310,081

Instruments-Controls — 0.8%
Mettler-Toledo International, Inc.†	5,033	2,962,122

Insurance Brokers — 1.7%
Arthur J. Gallagher & Co.	53,160	3,043,410
Marsh & McLennan Cos., Inc.	45,074	3,513,969

		6,557,379

Insurance-Life/Health — 0.6%
Principal Financial Group, Inc.	17,053	1,092,586
Unum Group	26,485	1,234,995

		2,327,581

Security Description	Shares	Value (Note 2)
Insurance-Multi-line — 2.9%
Chubb, Ltd.	44,299	$6,440,189
MetLife, Inc.	89,764	4,931,634

		11,371,823

Insurance-Property/Casualty — 0.7%
XL Group, Ltd.	59,147	2,590,639

Internet Content-Entertainment — 1.4%
Facebook, Inc., Class A†	12,400	1,872,152
Netflix, Inc.†	23,564	3,520,697

		5,392,849

Internet Security — 0.8%
VeriSign, Inc.†	35,789	3,326,945

Investment Management/Advisor Services — 1.0%
BlackRock, Inc.	9,122	3,853,224

Machinery-General Industrial — 0.2%
Middleby Corp.†	6,856	833,073

Medical Instruments — 1.3%
Medtronic PLC	57,488	5,102,060

Medical Products — 1.1%
Baxter International, Inc.	71,159	4,307,966

Medical-Biomedical/Gene — 2.7%
Alder Biopharmaceuticals, Inc.†	19,702	225,588
Biogen, Inc.†	3,703	1,004,846
Incyte Corp.†	18,924	2,382,721
Ionis Pharmaceuticals, Inc.†	60,845	3,095,185
Regeneron Pharmaceuticals, Inc.†	8,264	4,058,781

		10,767,121

Medical-Drugs — 5.0%
Alkermes PLC†	49,233	2,854,037
Allergan PLC	12,666	3,078,978
Bristol-Myers Squibb Co.	142,416	7,935,419
Eli Lilly & Co.	9,129	751,317
Merck & Co., Inc.	35,734	2,290,192
TESARO, Inc.†	19,339	2,704,753

		19,614,696

Medical-Generic Drugs — 0.8%
Mylan NV†	56,892	2,208,547
Teva Pharmaceutical Industries, Ltd. ADR	28,348	941,721

		3,150,268

Medical-HMO — 1.1%
Aetna, Inc.	7,423	1,127,034
UnitedHealth Group, Inc.	16,204	3,004,546

		4,131,580

Medical-Hospitals — 0.4%
Envision Healthcare Corp.†	26,328	1,649,976

Medical-Wholesale Drug Distribution — 2.4%
Cardinal Health, Inc.	46,227	3,602,008
McKesson Corp.	35,108	5,776,670

		9,378,678

Metal-Aluminum — 0.0%
Constellium NV, Class A†	26,900	185,610

Multimedia — 0.3%
Walt Disney Co.	12,837	1,363,931

38

Anchor Series Trust Growth Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2017 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Networking Products — 0.5%
Cisco Systems, Inc.	65,213	$2,041,167

Office Furnishings-Original — 0.6%
Herman Miller, Inc.	36,708	1,115,923
Steelcase, Inc., Class A	92,829	1,299,606

		2,415,529

Oil & Gas Drilling — 0.2%
Helmerich & Payne, Inc.	11,236	610,564

Oil Companies-Exploration & Production — 1.9%
Anadarko Petroleum Corp.	33,503	1,519,026
Cabot Oil & Gas Corp.	47,566	1,192,955
Canadian Natural Resources, Ltd.	36,137	1,042,191
Diamondback Energy, Inc.†	9,233	819,983
Hess Corp.	15,418	676,388
Marathon Oil Corp.	34,339	406,917
Pioneer Natural Resources Co.	6,467	1,032,004
QEP Resources, Inc.†	25,852	261,105
Southwestern Energy Co.†	67,838	412,455

		7,363,024

Oil Refining & Marketing — 0.3%
HollyFrontier Corp.	40,658	1,116,875

Oil-Field Services — 0.5%
Halliburton Co.	41,265	1,762,428
Trican Well Service, Ltd.†	107,038	299,621

		2,062,049

Publishing-Books — 0.3%
John Wiley & Sons, Inc., Class A	25,658	1,353,459

Real Estate Investment Trusts — 3.6%
American Tower Corp.	15,481	2,048,446
Columbia Property Trust, Inc.	64,535	1,444,293
Host Hotels & Resorts, Inc.	97,640	1,783,883
Public Storage	23,379	4,875,223
Simon Property Group, Inc.	6,176	999,030
STORE Capital Corp.	95,897	2,152,888
Taubman Centers, Inc.	10,128	603,122

		13,906,885

Retail-Apparel/Shoe — 0.2%
L Brands, Inc.	10,887	586,700

Retail-Automobile — 0.7%
CarMax, Inc.†	43,499	2,743,047

Retail-Building Products — 0.7%
Lowe’s Cos., Inc.	36,588	2,836,668

Retail-Discount — 1.6%
Costco Wholesale Corp.	38,934	6,226,715

Retail-Drug Store — 0.5%
Walgreens Boots Alliance, Inc.	24,400	1,910,764

Retail-Major Department Stores — 1.2%
TJX Cos., Inc.	65,418	4,721,217

Retail-Restaurants — 1.9%
Dunkin’ Brands Group, Inc.	15,149	835,013
McDonald’s Corp.	33,594	5,145,257
Starbucks Corp.	21,693	1,264,919

		7,245,189

Satellite Telecom — 0.5%
SES SA FDR	79,901	1,873,089

Security Description	Shares/ Principal Amount	Value (Note 2)
Semiconductor Components-Integrated Circuits — 1.0%
QUALCOMM, Inc.	68,627	$3,789,583

Specified Purpose Acquisitions — 0.2%
Conyers Park Acquisition Corp.†	74,413	876,585

Steel-Producers — 0.6%
Reliance Steel & Aluminum Co.	32,692	2,380,305

Telecom Equipment-Fiber Optics — 0.2%
Acacia Communications, Inc.†	22,765	944,065

Telephone-Integrated — 0.7%
Nippon Telegraph & Telephone Corp.	23,500	1,109,446
Verizon Communications, Inc.	37,456	1,672,785

		2,782,231

Tobacco — 1.0%
Altria Group, Inc.	17,581	1,309,257
British American Tobacco PLC	38,848	2,648,277

		3,957,534

Tools-Hand Held — 0.3%
Snap-on, Inc.	7,201	1,137,758

Transport-Rail — 2.4%
Canadian National Railway Co.	47,906	3,887,006
Genesee & Wyoming, Inc., Class A†	24,288	1,661,056
Union Pacific Corp.	34,291	3,734,633

		9,282,695

Transport-Services — 1.2%
United Parcel Service, Inc., Class B	43,080	4,764,217

Transport-Truck — 0.3%
JB Hunt Transport Services, Inc.	13,833	1,264,060

Web Hosting/Design — 0.4%
GoDaddy, Inc., Class A†	39,936	1,694,085

Web Portals/ISP — 0.7%
Alphabet, Inc., Class A†	669	621,956
Alphabet, Inc., Class C†	2,362	2,146,420

		2,768,376

Total Common Stocks (cost $334,285,941)		385,495,122

EXCHANGE-TRADED FUNDS — 0.8%
Vanguard S&P 500 ETF (cost $2,887,082)	13,282	2,949,401

Total Long-Term Investment Securities (cost $337,173,023)		388,444,523

REPURCHASE AGREEMENTS — 1.1%
Bank of America Securities LLC Joint Repurchase Agreement(1)	$930,000	930,000
Barclays Capital, Inc. Joint Repurchase Agreement(1)	775,000	775,000
BNP Paribas SA Joint Repurchase Agreement(1)	1,325,000	1,325,000
Deutsche Bank AG Joint Repurchase Agreement(1)	315,000	315,000

39

Anchor Series Trust Growth Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2017 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
REPURCHASE AGREEMENTS (continued)
RBS Securities, Inc. Joint Repurchase Agreement(1)	$1,170,000	$1,170,000

Total Repurchase Agreements (cost $4,515,000)		4,515,000

TOTAL INVESTMENTS (cost $341,688,023)(2)	100.3%	392,959,523
Liabilities in excess of other assets	(0.3)	(1,315,547)

NET ASSETS	100.0%	$391,643,976

†	Non-income producing security
(1)	See Note 2 for details of Joint Repurchase Agreements.
(2)	See Note 6 for cost of investments on a tax basis.

ADR — American Depositary Receipt

ETF — Exchanged-Traded Fund

FDR — Fiduciary Depositary Receipt

40

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2017 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$385,495,122	$—	$—	$385,495,122
Exchange-Traded Funds	2,949,401	—	—	2,949,401
Repurchase Agreements	—	4,515,000	—	4,515,000

Total Investments at Value	$388,444,523	$4,515,000	$—	$392,959,523

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

Anchor Series Trust Capital Appreciation Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2017 — (unaudited)

Industry Allocation*

Internet Content-Entertainment	8.2%
Electronic Components-Semiconductors	7.7
E-Commerce/Services	6.8
Enterprise Software/Service	5.4
Applications Software	5.4
E-Commerce/Products	4.8
Medical-Biomedical/Gene	4.0
Computers	3.9
Medical-Drugs	3.3
Medical Instruments	3.2
Commercial Services-Finance	3.2
Beverages-Non-alcoholic	2.9
Banks-Super Regional	2.2
Transport-Truck	2.2
Finance-Investment Banker/Broker	2.1
Networking Products	2.1
Machinery-General Industrial	2.0
Computer Aided Design	1.9
Retail-Perfume & Cosmetics	1.8
Hotels/Motels	1.7
Electronic Forms	1.7
Commercial Services	1.6
Casino Hotels	1.6
Oil Companies-Exploration & Production	1.5
X-Ray Equipment	1.3
Auto-Cars/Light Trucks	1.3
Resorts/Theme Parks	1.2
Paper & Related Products	1.2
Web Hosting/Design	1.1
Industrial Automated/Robotic	1.1
Transport-Rail	1.0
Hazardous Waste Disposal	1.0
Semiconductor Equipment	1.0
Patient Monitoring Equipment	1.0
Diversified Banking Institutions	0.9
Oil-Field Services	0.9
Drug Delivery Systems	0.9
Banks-Commercial	0.9
Dental Supplies & Equipment	0.9
Electronic Measurement Instruments	0.8
Finance-Consumer Loans	0.7
Repurchase Agreements	0.7
Medical Products	0.7
Chemicals-Specialty	0.6
Computer Software	0.3
Web Portals/ISP	0.2
Entertainment Software	0.2
Advertising Services	0.1

101.2%

*	Calculated as a percentage of net assets

41

Anchor Series Trust Capital Appreciation Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2017 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 97.1%
Applications Software — 5.2%
Dropbox, Inc., Class B†(1)(2)(3)	299,984	$2,927,844
salesforce.com, Inc.†	270,366	23,413,695
ServiceNow, Inc.†	399,413	42,337,778

		68,679,317

Auto-Cars/Light Trucks — 1.3%
Tesla, Inc.†	45,509	16,456,509

Banks-Commercial — 0.9%
BB&T Corp.	254,472	11,555,574

Banks-Super Regional — 2.2%
Capital One Financial Corp.	188,714	15,591,551
PNC Financial Services Group, Inc.	110,613	13,812,245

		29,403,796

Beverages-Non-alcoholic — 2.9%
Monster Beverage Corp.†	759,754	37,744,579

Casino Hotels — 1.6%
Melco Resorts & Entertainment Ltd. ADR	912,246	20,479,923

Chemicals-Specialty — 0.6%
Platform Specialty Products Corp.†	637,271	8,080,596

Commercial Services — 1.6%
CoStar Group, Inc.†	80,786	21,295,190

Commercial Services-Finance — 3.2%
PayPal Holdings, Inc.†	501,167	26,897,633
TransUnion†	335,874	14,546,703

		41,444,336

Computer Aided Design — 1.9%
Autodesk, Inc.†	243,363	24,535,858

Computer Software — 0.1%
Cloudera, Inc.†(2)(3)(4)	129,662	1,991,964

Computers — 3.9%
Apple, Inc.	358,378	51,613,600

Dental Supplies & Equipment — 0.9%
Align Technology, Inc.†	76,204	11,439,744

Diversified Banking Institutions — 0.9%
Bank of America Corp.	510,594	12,387,010

Drug Delivery Systems — 0.9%
DexCom, Inc.†	159,799	11,689,297

E-Commerce/Products — 4.6%
Amazon.com, Inc.†	39,405	38,144,040
The Honest Co., Inc.†(1)(2)(3)	41,843	1,259,056
Wayfair, Inc., Class A†	270,786	20,818,028

		60,221,124

E-Commerce/Services — 4.5%
Priceline Group, Inc.†	15,333	28,680,683
Zillow Group, Inc., Class C†	615,697	30,175,310

		58,855,993

Electronic Components-Semiconductors — 7.7%
Advanced Micro Devices, Inc.†	1,989,133	24,824,380
Cavium, Inc.†	182,948	11,366,559
Microchip Technology, Inc.	259,552	20,032,224
Micron Technology, Inc.†	562,915	16,808,642

Security Description	Shares	Value (Note 2)
Electronic Components-Semiconductors (continued)
NVIDIA Corp.	190,879	$27,593,468

		100,625,273

Electronic Forms — 1.7%
Adobe Systems, Inc.†	155,085	21,935,222
DocuSign, Inc. CVR†(1)(2)(3)	55,398	0

		21,935,222

Electronic Measurement Instruments — 0.8%
Trimble, Inc.†	291,288	10,390,243

Enterprise Software/Service — 5.4%
Ultimate Software Group, Inc.†	67,542	14,187,872
Veeva Systems, Inc., Class A†	208,393	12,776,575
Workday, Inc., Class A†	458,713	44,495,161

		71,459,608

Finance-Consumer Loans — 0.7%
Synchrony Financial	329,374	9,821,933

Finance-Investment Banker/Broker — 2.1%
TD Ameritrade Holding Corp.	647,766	27,847,460

Hazardous Waste Disposal — 1.0%
Clean Harbors, Inc.†	240,330	13,417,624

Hotels/Motels — 1.7%
Hilton Worldwide Holdings, Inc.	369,262	22,838,855

Industrial Automated/Robotic — 1.1%
Rockwell Automation, Inc.	85,855	13,905,076

Internet Content-Entertainment — 8.2%
Facebook, Inc., Class A†	487,341	73,578,744
Netflix, Inc.†	224,979	33,614,113

		107,192,857

Machinery-General Industrial — 2.0%
Middleby Corp.†	213,538	25,947,002

Medical Instruments — 3.2%
Edwards Lifesciences Corp.†	95,996	11,350,567
Intuitive Surgical, Inc.†	33,195	31,049,607

		42,400,174

Medical Products — 0.7%
ABIOMED, Inc.†	63,591	9,112,590

Medical-Biomedical/Gene — 4.0%
Celgene Corp.†	152,780	19,841,539
Exact Sciences Corp.†	378,932	13,402,825
Ionis Pharmaceuticals, Inc.†	188,673	9,597,795
Vertex Pharmaceuticals, Inc.†	70,549	9,091,650

		51,933,809

Medical-Drugs — 3.3%
Bristol-Myers Squibb Co.	505,740	28,179,833
Eisai Co., Ltd.	162,197	8,948,054
TESARO, Inc.†	49,014	6,855,098

		43,982,985

Networking Products — 2.1%
Arista Networks, Inc.†	183,661	27,510,581

Oil Companies-Exploration & Production — 1.5%
Newfield Exploration Co.†	259,743	7,392,286
Pioneer Natural Resources Co.	77,366	12,346,066

		19,738,352

42

Anchor Series Trust Capital Appreciation Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2017 — (unaudited) — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)
COMMON STOCKS (continued)
Oil-Field Services — 0.9%
Baker Hughes, Inc.	226,767	$12,361,069

Paper & Related Products — 1.2%
International Paper Co.	267,358	15,135,136

Patient Monitoring Equipment — 1.0%
Insulet Corp.†	254,030	13,034,279

Resort/Theme Parks — 1.2%
Marriott Vacations Worldwide Corp.	136,082	16,023,655

Retail-Perfume & Cosmetics — 1.8%
Ulta Beauty, Inc.†	81,228	23,340,053

Semiconductor Equipment — 1.0%
Applied Materials, Inc.	316,206	13,062,470

Transport-Rail — 1.0%
CSX Corp.	252,165	13,758,122

Transport-Truck — 2.2%
JB Hunt Transport Services, Inc.	117,838	10,768,037
Knight Transportation, Inc.	392,802	14,553,314
Swift Transportation Co.†	129,474	3,431,061

		28,752,412

Web Hosting/Design — 1.1%
GoDaddy, Inc., Class A†	345,810	14,669,260

X-Ray Equipment — 1.3%
Hologic, Inc.†	386,284	17,529,568

Total Common Stocks (cost $1,054,239,534)		1,275,600,078

CONVERTIBLE PREFERRED SECURITIES — 3.4%
Advertising Services — 0.1%
Nanigans, Inc., Series B†(1)(2)(3)	126,818	779,930

Applications Software — 0.2%
Magic Leap, Inc., Series C†(1)(2)(3)	93,690	2,157,962

Computer Software — 0.2%
Zuora, Inc., Series F†(1)(2)(3)	732,120	3,140,795

E-Commerce/Products — 0.2%
The Honest Co., Inc., Series C†(1)(2)(3)	97,634	2,986,624
One Kings Lane Inc., Escrow†(1)(2)(3)	291,563	72,891

		3,059,515

E-Commerce/Services — 2.3%
Airbnb, Inc., Series E†(1)(2)(3)	46,491	4,881,555
Uber Technologies, Inc., Series D†(1)(2)(3)	599,808	25,248,918

		30,130,473

Entertainment Software — 0.2%
DraftKings, Inc., Series D†(1)(2)(3)	450,010	1,215,027
DraftKings, Inc., Series D-1†(1)(2)(3)	390,851	1,270,266

		2,485,293

Web Portals/ISP — 0.2%
Pinterest, Inc., Series G†(1)(2)(3)	390,940	2,806,594

Total Convertible Preferred Securities (cost $30,898,007)		44,560,562

Total Long-Term Investment Securities (cost $1,085,137,541)		1,320,160,640

Security Description	Shares/ Principal Amount	Value (Note 2)
REPURCHASE AGREEMENTS — 0.7%
Bank of America Securities LLC Joint Repurchase Agreement(5)	$1,955,000	$1,955,000
Barclays Capital, Inc. Joint Repurchase Agreement(5)	1,630,000	1,630,000
BNP Paribas SA Joint Repurchase Agreement(5)	2,780,000	2,780,000
Deutsche Bank AG Joint Repurchase Agreement(5)	665,000	665,000
RBS Securities, Inc. Joint Repurchase Agreement(5)	2,465,000	2,465,000

Total Repurchase Agreements (cost $9,495,000)		9,495,000

TOTAL INVESTMENTS (cost $1,094,632,541)(6)	101.2%	1,329,655,640
Liabilities in excess of other assets	(1.2)	(15,720,555)

NET ASSETS	100.0%	$1,313,935,085

†	Non-income producing security
(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs (see Note 2).
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of June 30, 2017, the Portfolio held the following restricted securities:

43

Anchor Series Trust Capital Appreciation Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2017 — (unaudited) — (continued)

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Cloudera, Inc.	02/05/2014	129,662	$1,887,879	$1,991,964	$15.36	0.2%
DocuSign, Inc. CVR	08/12/2016	55,398	0	0	0	0.0
Dropbox, Inc., Class B	05/01/2012	299,984	2,715,367	2,927,844	9.76	0.2
The Honest Co., Inc.	08/20/2014	41,843	1,132,159	1,259,056	30.09	0.1
Convertible Preferred Securities
Airbnb, Inc., Series E	06/24/2015	46,491	4,328,052	4,881,555	105.00	0.4
DraftKings, Inc., Series D	07/16/2015	221,096	1,190,799
	07/17/2015	15,976	86,045
	08/11/2015	212,938	1,146,861

		450,010	2,423,705	1,215,027	2.70	0.1

DraftKings, Inc., Series D-1	08/11/2015	390,851	2,996,033	1,270,266	3.25	0.1
The Honest Co., Inc., Series C	08/20/2014	97,634	2,641,712	2,986,624	30.59	0.2
Magic Leap, Inc., Series C	12/28/2015	93,690	2,157,962	2,157,962	23.03	0.2
Nanigans, Inc., Series B	03/16/2015	126,818	1,384,662	779,930	6.15	0.1
One Kings Lane, Inc., Escrow	01/28/2014	291,563	4,495,027	72,891	0.25	0.0
Pinterest, Inc., Series G	03/19/2015	390,940	2,806,594	2,806,594	7.18	0.2
Uber Technologies, Inc., Series D	06/05/2014	599,808	9,304,851	25,248,918	42.10	1.9
Zuora, Inc., Series F	01/15/2015	732,120	2,781,544	3,140,795	4.29	0.2

				$50,739,426		3.9%

(3)	Illiquid security. At June 30, 2017, the aggregate value of these securities was $50,739,426 representing 3.9% of net assets.
(4)	Fair valued security. Securities are classified as Level 2 based on the securities valuation inputs (see Note 2).
(5)	See Note 2 for details of Joint Repurchase Agreements.
(6)	See Note 6 for cost of investments on a tax basis.

ADR — American Depositary Receipt

CVR — Contingent Value Rights

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2017 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Applications Software	$65,751,473	$—	$2,927,844	$68,679,317
Computer Software	—	1,991,964	—	1,991,964
E-Commerce/Products	58,962,068	—	1,259,056	60,221,124
Electronic Forms	21,935,222	—	0	21,935,222
Other Industries	1,122,772,451	—	—	1,122,772,451
Convertible Preferred Securities	—	—	44,560,562	44,560,562
Repurchase Agreements	—	9,495,000	—	9,495,000

Total Investments at Value	$1,269,421,214	$11,486,964	$48,747,462	$1,329,655,640

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

44

Anchor Series Trust Capital Appreciation Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2017 — (unaudited) — (continued)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Convertible Preferred Securities
Balance as of 12/31/2016	$4,173,072	$54,434,720
Accrued discounts	—	—
Accrued premiums	—	—
Realized Gain	39,733	741,087
Realized Loss	—	(4,178,797)
Change in unrealized appreciation(1)	321,698	5,163,392
Change in unrealized depreciation(1)	(185,364)	(6,728,141)
Net Purchases	—	72,891
Net Sales	(162,239)	(4,944,590)
Transfers into Level 3	—	—
Transfers out of Level 3	—	—

Balance as of 06/30/2017	$4,186,900	$44,560,562

(1)	The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at June 30, 2107 includes:

Common Stocks	Convertible Preferred Securities

$13,828	$(4,803,760)

Any differences between the change in appreciation (depreciation) in the Level 3 reconciliation and the total change in unrealized appreciation (depreciation) is attributable to securities sold/no longer held at June 30, 2017.

The following is quantitative information about Level 3 fair value measurements:

Description	Value at 6/30/17	Valuation Technique(s)	Unobservable Input (1)	Range (weighted average)
Common Stocks	$0	Income Approach	Potential Future Cash Flows*	$0.00
	$1,259,056	Market Approach with Option Pricing Method (“OPM”)	Enterprise Value/2017 Estimated Revenue Multiple*	3.70x
			Discount for Lack of Marketability	10.00%
.			OPM assumptions:
			Volatility*	19.5%
			Term to liquidity event in years	2.00
			Risk-free rate	1.34%
	$2,927,844	Market Approach with Option Pricing Method (“OPM”)	Transaction Price*	$8.1500
			Enterprise Value/2017 Estimated Revenue Multiple*	5.0x - 7.1x (6.05x)
			Discount for Lack of Marketability	10.0%
			OPM assumptions:
			Volatility*	37.5%
			Term to liquidity event in years	2.00
			Risk-free rate	1.34%

45

Anchor Series Trust Capital Appreciation Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2017 — (unaudited) — (continued)

Description	Value at 6/30/17	Valuation Technique(s)	Unobservable Input (1)	Range (weighted average)
Convertible Preferred Securities	$12,331,404	Market Approach	Market Transaction Price*	$2.202916 - $105.00 ($27.92358)
	$72,891	Income Approach	Future Cash Flows*	$0.25
			Discount for Potential Claims	20% - 50% (32%)
	$3,766,554	Market Approach with Option Pricing Method (“OPM”)	Enterprise Value/2017 Estimated Revenue Multiple*	3.70x
			Enterprise Value/Last Twelve Months Revenue Multiple*	1.01x
			Discount for Lack of Marketability	10.00%
OPM assumptions:
			Volatility*	19.5% - 52.0% (35.75%)
			Term to liquidity event in years	2.0 - 3.0 (2.5)
			Risk-free rate	1.34% - 1.53% (1.44%)
	$28,389,713	Market Approach	Transaction Price*	$48.7722
			Enterprise Value/2017 Revenue Multiple*	6.4x
			Enterprise Value/ Estimated 2017 Gross Profit Multiple*	13.6x
			Enterprise Value/ Projected 2019 EBITDA Multiple*	28.2x
			Discount for Projected Multiple	30%
			Discount for Lack of Marketability	10% - 15%

(1)	The significant unobservable inputs regarding the Level 3 securities in the table above are attributable to private securities and include assumptions made from non-public financial statements, private transactions, and/or market comparables. For those unobservable inputs indicated with *, a significant increase (decrease) in any of those inputs in isolation may result in a significantly higher (lower) fair value measurement, while the remaining unobservable inputs have a inverse relationship.

See Notes to Financial Statements

46

Anchor Series Trust Natural Resources Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2017 — (unaudited)

Industry Allocation*

Oil Companies-Integrated	21.7%
Oil Companies-Exploration & Production	18.9
Metal-Diversified	9.3
Oil-Field Services	8.1
Diversified Minerals	6.3
Steel-Producers	5.4
Pipelines	4.9
Gold Mining	4.3
Oil Refining & Marketing	2.8
Electric-Integrated	2.7
Metal-Iron	2.3
Metal-Copper	2.0
Non-Ferrous Metals	1.7
Retail-Convenience Store	1.2
Oil Field Machinery & Equipment	1.2
Metal-Aluminum	1.2
Auto/Truck Parts & Equipment-Replacement	1.0
Diamonds/Precious Stones	0.6
Repurchase Agreements	0.5

96.1%

*	Calculated as a percentage of net assets

47

Anchor Series Trust Natural Resources Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2017 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 94.6%
Auto/Truck Parts & Equipment-Replacement — 1.0%
Weichai Power Co., Ltd.	1,257,000	$1,101,240

Diamonds/Precious Stones — 0.6%
Lucara Diamond Corp.	285,900	608,485

Diversified Minerals — 6.3%
BHP Billiton PLC	353,349	5,412,179
Galaxy Resources, Ltd.†	393,104	500,041
Western Areas, Ltd.†	488,293	791,887

		6,704,107

Electric-Integrated — 2.7%
E.ON SE	129,126	1,216,425
Origin Energy, Ltd.†	310,954	1,639,535

		2,855,960

Gold Mining — 4.3%
Barrick Gold Corp.	109,422	1,740,904
Newcrest Mining, Ltd.	23,758	368,130
Newmont Mining Corp.	37,512	1,215,014
Randgold Resources, Ltd.	13,952	1,236,589

		4,560,637

Metal-Aluminum — 1.2%
Alcoa Corp.	38,123	1,244,716

Metal-Copper — 2.0%
First Quantum Minerals, Ltd.	133,572	1,129,924
HudBay Minerals, Inc.	172,646	998,492

		2,128,416

Metal-Diversified — 9.3%
Glencore PLC	1,116,077	4,174,837
Ivanhoe Mines, Ltd.†	193,452	622,066
MMG, Ltd.†	3,244,000	1,196,642
Rio Tinto PLC	46,328	1,956,219
South32, Ltd.	880,460	1,823,340

		9,773,104

Metal-Iron — 2.3%
Fortescue Metals Group, Ltd.	415,427	1,666,731
Vale SA ADR	89,363	781,926

		2,448,657

Non-Ferrous Metals — 0.7%
Cameco Corp.	82,654	752,151

Oil Companies-Exploration & Production — 18.9%
Anadarko Petroleum Corp.	38,570	1,748,764
Canadian Natural Resources, Ltd.	26,368	760,866
EOG Resources, Inc.	38,083	3,447,273
Hess Corp.	42,692	1,872,898
Inpex Corp.	226,600	2,177,858
Newfield Exploration Co.†	50,416	1,434,839
Novatek PJSC	9,547	1,063,536
Occidental Petroleum Corp.	67,309	4,029,790
Pioneer Natural Resources Co.	17,090	2,727,222
Whiting Petroleum Corp.†	126,962	699,561

		19,962,607

Oil Companies-Integrated — 21.7%
Chevron Corp.	21,818	2,276,272
Exxon Mobil Corp.	96,703	7,806,833
Petroleo Brasileiro SA ADR†	233,227	1,863,484
Royal Dutch Shell PLC, Class A	179,867	4,767,348
Statoil ASA	176,443	2,924,954
Suncor Energy, Inc.	113,229	3,308,333

		22,947,224

Security Description	Shares/ Principal Amount	Value (Note 2)
Oil Field Machinery & Equipment — 1.2%
Schoeller-Bleckmann Oilfield Equipment AG ADR†	196,938	$1,287,069

Oil Refining & Marketing — 2.8%
Tesoro Corp.	30,971	2,898,886

Oil-Field Services — 8.1%
Hunting PLC†	177,345	1,126,735
Saipem SpA†	364,110	1,344,918
Schlumberger, Ltd.	76,835	5,058,816
Weatherford International PLC†	258,467	1,000,267

		8,530,736

Pipelines — 4.9%
Kinder Morgan, Inc.	169,889	3,255,073
TransCanada Corp.	40,523	1,931,780

		5,186,853

Retail-Convenience Store — 1.2%
Alimentation Couche-Tard, Inc., Class B	27,334	1,310,211

Steel-Producers — 5.4%
ArcelorMittal†	102,458	2,328,870
Nippon Steel & Sumitomo Metal Corp.	40,200	907,114
Reliance Steel & Aluminum Co.	20,150	1,467,121
Severstal PJSC GDR	80,014	1,049,784

		5,752,889

Total Common Stocks (cost $103,223,918)		100,053,948

EQUITY CERTIFICATES — 1.0%
Non-Ferrous Metals — 1.0%
Merrill Lynch - Korea Zinc Co., Ltd. (cost $1,307,050)	2,700	1,076,083

Total Long-Term Investment Securities (cost $104,530,968)		101,130,031

REPURCHASE AGREEMENTS — 0.5%
Bank of America Securities LLC Joint Repurchase Agreement(1)	$100,000	100,000
Barclays Capital, Inc. Joint Repurchase Agreement(1)	80,000	80,000
BNP Paribas SA Joint Repurchase Agreement(1)	155,000	155,000
Deutsche Bank AG Joint Repurchase Agreement(1)	30,000	30,000
RBS Securities, Inc. Joint Repurchase Agreement(1)	125,000	125,000

Total Repurchase Agreements (cost $490,000)		490,000

TOTAL INVESTMENTS (cost $105,020,968)(2)	96.1%	101,620,031
Other assets less liabilities	3.9	4,107,492

NET ASSETS	100.0%	$105,727,523

†	Non-income producing security
(1)	See Note 2 for details of Joint Repurchase Agreements.
(2)	See Note 6 for cost of investments on a tax basis.

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

48

Anchor Series Trust Natural Resources Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2017 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2017 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Oil Field Machinery & Equipment	$—	$1,287,069	$—	$1,287,069
Other Industries	98,766,879	—	—	98,766,879
Equity Certificates	—	1,076,083	—	1,076,083
Repurchase Agreements	—	490,000	—	490,000

Total Investments at Value	$98,766,879	$2,853,152	$—	$101,620,031

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

49

Anchor Series Trust SA BlackRock Multi-Asset Income Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2017 — (unaudited)

Industry Allocation*

Exchange-Traded Funds	97.1%
Time Deposits	2.7

99.8%

*	Calculated as a percentage of net assets

50

Anchor Series Trust SA BlackRock Multi-Asset Income Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2017 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 2)

EXCHANGE-TRADED FUNDS — 97.1%
Alerian MLP ETF	85,576	$1,023,489
iShares 0-5 Year High Yield Corporate Bond ETF	35,645	1,705,970
iShares 10+ Year Credit Bond ETF	29,448	1,815,175
iShares 1-3 Year Credit Bond ETF	47,961	5,050,773
iShares CMBS ETF	15,122	777,271
iShares Core Dividend Growth ETF	12,437	389,527
iShares Core High Dividend ETF	12,318	1,023,995
iShares Emerging Markets Dividend ETF	12,966	520,844
iShares Europe ETF	14,693	651,194
iShares Floating Rate Bond ETF	15,430	785,695
iShares iBoxx $ High Yield Corporate Bond ETF	71,224	6,295,489
iShares Intermediate Credit Bond ETF	9,509	1,043,898
iShares International Developed Real Estate ETF	13,554	386,018
iShares International Select Dividend ETF	40,182	1,314,755
iShares U.S. Real Estate ETF	4,822	384,651
iShares U.S. Preferred Stock ETF	66,858	2,618,828

Total Long-Term Investment Securities (cost $25,361,170)		25,787,572

SHORT-TERM INVESTMENT SECURITIES — 2.7%
Time Deposits — 2.7%
Euro Time Deposit with State Street Bank and Trust Co. 0.09% due 07/03/2017 (cost $705,000)	$705,000	705,000

TOTAL INVESTMENTS (cost $26,066,170)(1)	99.8%	26,492,572
Other assets less liabilities	0.2	63,044

NET ASSETS	100.0%	$26,555,616

(1)	See Note 6 for cost of investments on a tax basis.

ETF — Exchange-Traded Fund

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of June 30, 2017	Unrealized Appreciation (Depreciation)
6	Short	Euro Dollar Currency Future	September 2017	$851,645	$860,025	$(8,380)
2	Short	U.S. Long Bond	September 2017	305,371	307,375	(2,004)
9	Short	U.S. Treasury 5 YR Notes	September 2017	1,063,862	1,060,523	3,339
12	Short	U.S. Treasury 2 YR Notes	September 2017	2,595,160	2,593,313	1,847
3	Short	U.S. Treasury 10 YR Notes	September 2017	377,598	376,594	1,004
5	Short	U.S. Ultra Bonds	September 2017	816,075	829,375	(13,300)

						$(17,494)

51

Anchor Series Trust SA BlackRock Multi-Asset Income Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2017 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2017 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Exchange-Traded Funds	$25,787,572	$—	$—	$25,787,572
Short-Term Investment Securities	—	705,000	—	705,000

Total Investments at Value	$25,787,572	$705,000	$—	$26,492,572

Other Financial Instruments:+
Futures Contracts	$6,190	$—	$—	$6,190

LIABILITIES:
Other Financial Instruments:+
Futures Contracts	$23,684	$—	$—	$23,684

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments, not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

52

Anchor Series Trust Strategic Multi-Asset Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2017 — (unaudited)

Industry Allocation*

Sovereign	25.5%
Repurchase Agreements	14.8
Diversified Banking Institutions	6.0
Medical-Drugs	2.6
Electronic Components-Semiconductors	2.2
Commercial Services-Finance	1.9
Banks-Commercial	1.9
Insurance-Multi-line	1.9
E-Commerce/Services	1.8
Finance-Credit Card	1.8
E-Commerce/Products	1.7
Internet Content-Entertainment	1.7
Semiconductor Components-Integrated Circuits	1.7
United States Treasury Notes	1.6
Banks-Super Regional	1.6
Auto/Truck Parts & Equipment-Original	1.5
Computer Services	1.5
Real Estate Management/Services	1.4
Medical-HMO	1.4
Oil Companies-Exploration & Production	1.4
Electric-Integrated	1.3
Medical-Biomedical/Gene	1.3
Cosmetics & Toiletries	1.2
Finance-Other Services	1.2
Applications Software	1.2
Enterprise Software/Service	1.2
Entertainment Software	1.1
Telephone-Integrated	1.0
Pipelines	1.0
Insurance-Property/Casualty	0.9
Aerospace/Defense-Equipment	0.9
Building & Construction Products-Misc.	0.9
Investment Management/Advisor Services	0.8
Instruments-Controls	0.8
Athletic Footwear	0.8
Internet Application Software	0.8
Food-Retail	0.8
Real Estate Investment Trusts	0.7
Insurance-Life/Health	0.7
Hotels/Motels	0.7
Tobacco	0.7
Airlines	0.7
Auto-Cars/Light Trucks	0.6
Chemicals-Diversified	0.6
Rental Auto/Equipment	0.6
Medical-Generic Drugs	0.6
Electronic Measurement Instruments	0.5
Banks-Fiduciary	0.5
Food-Catering	0.5
Schools	0.5
Aerospace/Defense	0.5
Apparel Manufacturers	0.5
Retail-Apparel/Shoe	0.4
Finance-Leasing Companies	0.4
X-Ray Equipment	0.4
Optical Supplies	0.4
Advertising Agencies	0.4
Web Portals/ISP	0.4
Exchange-Traded Funds	0.4
Computers	0.4
United States Treasury Bonds	0.3

Import/Export	0.3%
Transport-Truck	0.3
Machinery-Electrical	0.3
Industrial Automated/Robotic	0.3
Computer Software	0.3
Transport-Services	0.2
Electronic Components-Misc.	0.2
Financial Guarantee Insurance	0.2
Diversified Manufacturing Operations	0.1
Multimedia	0.1

107.8%

*	Calculated as a percentage of net assets

53

Anchor Series Trust Strategic Multi-Asset Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2017 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 65.2%
Advertising Agencies — 0.4%
WPP PLC	4,071	$85,579

Aerospace/Defense — 0.5%
General Dynamics Corp.	498	98,654

Aerospace/Defense-Equipment — 0.9%
Airbus SE	2,408	198,021

Airlines — 0.7%
Delta Air Lines, Inc.	2,725	146,441

Apparel Manufacturers — 0.5%
VF Corp.	1,711	98,554

Applications Software — 1.2%
salesforce.com, Inc.†	1,382	119,681
ServiceNow, Inc.†	1,347	142,782

		262,463

Athletic Footwear — 0.8%
NIKE, Inc., Class B	3,009	177,531

Auto-Cars/Light Trucks — 0.6%
General Motors Co.	4,065	141,990

Auto/Truck Parts & Equipment-Original — 1.5%
Delphi Automotive PLC	2,561	224,472
Magna International, Inc.	2,375	110,014

		334,486

Banks-Commercial — 1.9%
Banca Generali SpA	1,794	53,397
China Construction Bank Corp.	56,000	43,395
FinecoBank Banca Fineco SpA	6,348	49,955
ICICI Bank, Ltd. ADR	16,854	151,177
Sumitomo Mitsui Financial Group, Inc.	2,910	113,295

		411,219

Banks-Fiduciary — 0.5%
Northern Trust Corp.	1,188	115,485

Banks-Super Regional — 1.6%
Wells Fargo & Co.	6,219	344,595

Building & Construction Products-Misc. — 0.9%
Cie de Saint-Gobain	2,425	129,567
Fortune Brands Home & Security, Inc.	1,005	65,566

		195,133

Chemicals-Diversified — 0.6%
PPG Industries, Inc.	1,200	131,952

Commercial Services-Finance — 1.9%
Equifax, Inc.	607	83,414
FleetCor Technologies, Inc.†	796	114,791
Global Payments, Inc.	1,250	112,900
IHS Markit, Ltd.†	2,425	106,797

		417,902

Computer Services — 1.5%
Accenture PLC, Class A	1,602	198,135
Cognizant Technology Solutions Corp., Class A	1,906	126,559

		324,694

Computer Software — 0.3%
Splunk, Inc.†	955	54,330

Security Description	Shares	Value (Note 2)
Computers — 0.4%
Apple, Inc.	565	$81,371

Cosmetics & Toiletries — 1.2%
Beiersdorf AG	1,121	117,843
Coty, Inc., Class A	4,270	80,105
Estee Lauder Cos., Inc., Class A	719	69,010

		266,958

Diversified Banking Institutions — 6.0%
Banco Santander SA	34,261	226,648
BNP Paribas SA	1,720	123,881
Citigroup, Inc.	5,437	363,627
Deutsche Bank AG	10,289	182,443
UBS Group AG†	13,319	225,572
UniCredit SpA†	10,491	195,910

		1,318,081

Diversified Manufacturing Operations — 0.1%
Eaton Corp. PLC	390	30,354

E-Commerce/Products — 1.7%
Alibaba Group Holding, Ltd. ADR†	1,591	224,172
Amazon.com, Inc.†	157	151,976

		376,148

E-Commerce/Services — 1.8%
Ctrip.com International, Ltd. ADR†	2,255	121,454
Expedia, Inc.	814	121,245
Priceline Group, Inc.†	86	160,865

		403,564

Electric-Integrated — 1.3%
Iberdrola SA	37,006	293,033

Electronic Components-Misc. — 0.2%
AAC Technologies Holdings, Inc.	3,500	43,753

Electronic Components-Semiconductors — 2.2%
Broadcom, Ltd.	738	171,991
Intel Corp.	3,955	133,442
Samsung Electronics Co., Ltd.	90	186,977

		492,410

Electronic Measurement Instruments — 0.5%
Agilent Technologies, Inc.	1,270	75,324
Fortive Corp.	643	40,734

		116,058

Enterprise Software/Service — 1.2%
Atlassian Corp. PLC, Class A†	1,729	60,826
Guidewire Software, Inc.†	1,320	90,697
Ultimate Software Group, Inc.†	175	36,761
Workday, Inc., Class A†	754	73,138

		261,422

Entertainment Software — 1.1%
Activision Blizzard, Inc.	1,148	66,090
Electronic Arts, Inc.†	534	56,455
NetEase, Inc. ADR	383	115,141

		237,686

Finance-Credit Card — 1.8%
Alliance Data Systems Corp.	682	175,063
Visa, Inc., Class A	2,332	218,695

		393,758

54

Anchor Series Trust Strategic Multi-Asset Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2017 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Finance-Leasing Companies — 0.4%
Air Lease Corp.	2,530	$94,521

Finance-Other Services — 1.2%
Hong Kong Exchanges & Clearing, Ltd.	2,846	73,561
Intercontinental Exchange, Inc.	2,932	193,277

		266,838

Financial Guarantee Insurance — 0.2%
Assured Guaranty, Ltd.	845	35,270

Food-Catering — 0.5%
Aramark	2,765	113,310

Food-Retail — 0.8%
Seven & i Holdings Co., Ltd.	4,130	169,937

Hotels/Motels — 0.7%
Hilton Worldwide Holdings, Inc.	905	55,974
Marriott International, Inc., Class A	999	100,210

		156,184

Import/Export — 0.3%
ITOCHU Corp.	4,950	73,452

Industrial Automated/Robotic — 0.3%
FANUC Corp.	355	68,349

Instruments-Controls — 0.8%
Honeywell International, Inc.	1,350	179,941

Insurance-Life/Health — 0.7%
Aviva PLC	16,501	113,046
Sony Financial Holdings, Inc.	2,600	44,245

		157,291

Insurance-Multi-line — 1.9%
AXA SA	7,378	201,821
MetLife, Inc.	3,773	207,289

		409,110

Insurance-Property/Casualty — 0.9%
Tokio Marine Holdings, Inc.	4,880	201,795

Internet Application Software — 0.8%
Tencent Holdings, Ltd.	4,870	174,155

Internet Content-Entertainment — 1.7%
Facebook, Inc., Class A†	1,760	265,725
Netflix, Inc.†	737	110,115

		375,840

Investment Management/Advisor Services — 0.8%
BlackRock, Inc.	434	183,326

Machinery-Electrical — 0.3%
ABB, Ltd.	2,802	69,195

Medical-Biomedical/Gene — 1.3%
Bluebird Bio, Inc.†	378	39,709
Celgene Corp.†	485	62,987
Incyte Corp.†	355	44,698
Regeneron Pharmaceuticals, Inc.†	259	127,205

		274,599

Medical-Drugs — 2.6%
Allergan PLC	778	189,124
Bristol-Myers Squibb Co.	2,579	143,702
Novartis AG	2,097	174,513

Security Description	Shares	Value (Note 2)
Medical-Drugs (continued)
TESARO, Inc.†	387	$54,126

		561,465

Medical-Generic Drugs — 0.6%
Mylan NV†	3,105	120,536

Medical-HMO — 1.4%
Aetna, Inc.	762	115,694
UnitedHealth Group, Inc.	1,044	193,579

		309,273

Multimedia — 0.1%
Viacom, Inc., Class B	476	15,979

Oil Companies-Exploration & Production — 1.4%
EOG Resources, Inc.	1,901	172,078
Pioneer Natural Resources Co.	572	91,280
WPX Energy, Inc.†	4,109	39,693

		303,051

Optical Supplies — 0.4%
Essilor International SA	695	88,429

Pipelines — 1.0%
Kinder Morgan, Inc.	11,503	220,397

Real Estate Investment Trusts — 0.7%
Public Storage	758	158,066

Real Estate Management/Services — 1.4%
Daito Trust Construction Co., Ltd.	745	115,881
Vonovia SE	5,018	199,249

		315,130

Rental Auto/Equipment — 0.6%
AerCap Holdings NV†	2,760	128,147

Retail-Apparel/Shoe — 0.4%
L Brands, Inc.	1,789	96,409

Schools — 0.5%
New Oriental Education & Technology Group, Inc. ADR†	1,546	108,978

Semiconductor Components-Integrated Circuits — 1.7%
QUALCOMM, Inc.	1,866	103,040
Taiwan Semiconductor Manufacturing Co., Ltd.	38,520	264,018

		367,058

Telephone-Integrated — 1.0%
SoftBank Group Corp.	2,800	226,465

Tobacco — 0.7%
British American Tobacco PLC	2,251	153,451

Transport-Services — 0.2%
FedEx Corp.	237	51,507

Transport-Truck — 0.3%
Knight Transportation, Inc.	1,000	37,050
Old Dominion Freight Line, Inc.	230	21,905
Swift Transportation Co.†	540	14,310

		73,265

Web Portals/ISP — 0.4%
Alphabet, Inc., Class C†	94	85,421

55

Anchor Series Trust Strategic Multi-Asset Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2017 — (unaudited) — (continued)

Security Description		Shares/ Principal Amount(2)	Value (Note 2)
COMMON STOCKS (continued)
X-Ray Equipment — 0.4%
Hologic, Inc.†		1,973	$89,535

Total Common Stocks (cost $12,882,531)			14,329,300

FOREIGN GOVERNMENT OBLIGATIONS — 25.5%
Sovereign — 25.5%
Commonwealth of Australia Senior Notes 2.75% due 04/21/2024	AUD	90,000	70,639
Commonwealth of Australia Senior Notes 3.25% due 04/21/2025	AUD	45,000	36,416
Commonwealth of Australia Senior Notes 3.25% due 04/21/2029	AUD	55,000	44,385
Commonwealth of Australia Senior Notes 3.25% due 06/21/2039	AUD	20,000	15,286
Commonwealth of Australia Senior Notes 3.75% due 04/21/2037	AUD	10,000	8,316
Commonwealth of Australia Senior Bonds 4.25% due 04/21/2026	AUD	15,000	13,049
Commonwealth of Australia Senior Bonds 4.50% due 04/21/2033	AUD	40,000	36,684
Commonwealth of Australia Senior Notes 4.75% due 04/21/2027	AUD	80,000	72,819
Commonwealth of Australia Senior Notes 5.25% due 03/15/2019	AUD	180,000	146,440
Commonwealth of Australia Senior Notes 5.75% due 05/15/2021	AUD	75,000	65,509
Federal Republic of Germany Bonds 2.50% due 08/15/2046	EUR	20,000	29,791
Government of Canada Bonds 0.75% due 03/01/2021	CAD	105,000	79,390
Government of Canada Bonds 0.75% due 09/01/2021	CAD	90,000	67,748
Government of Canada Bonds 1.25% due 09/01/2018	CAD	45,000	34,783
Government of Canada Bonds 1.50% due 06/01/2026	CAD	35,000	26,541
Government of Canada Bonds 1.75% due 09/01/2019	CAD	75,000	58,592
Government of Canada Bonds 3.50% due 12/01/2045	CAD	40,000	39,479
Government of Canada Bonds 4.00% due 06/01/2041	CAD	35,000	36,273

Security Description		Principal Amount(2)	Value (Note 2)
Sovereign (continued)
Government of Canada Bonds 5.75% due 06/01/2033	CAD	70,000	$81,657
Government of France Bonds zero coupon due 05/25/2022	EUR	50,000	57,206
Government of France Bonds 1.25% due 05/25/2036*	EUR	10,000	10,979
Government of France Bonds 3.25% due 05/25/2045	EUR	15,000	22,753
Government of Japan Senior Bonds 0.10% due 12/20/2019	JPY	7,900,000	70,559
Government of Japan Senior Notes 0.20% due 06/20/2036	JPY	3,400,000	28,354
Government of Japan Senior Notes 0.30% due 12/20/2024	JPY	11,200,000	101,786
Government of Japan Senior Notes 0.30% due 06/20/2046	JPY	1,500,000	11,550
Government of Japan Senior Notes 0.80% due 09/20/2023	JPY	2,200,000	20,569
Government of Japan Senior Notes 0.90% due 06/20/2022	JPY	1,200,000	11,176
Government of Japan Senior Notes 1.20% due 06/20/2021	JPY	2,050,000	19,142
Government of Japan Senior Bonds 1.70% due 06/20/2033	JPY	7,050,000	75,478
Government of Japan Senior Notes 1.80% due 03/20/2043	JPY	5,400,000	59,692
Government of Japan Senior Notes 2.20% due 09/20/2028	JPY	3,050,000	33,301
Government of New Zealand Senior Notes 6.00% due 05/15/2021	NZD	110,000	91,269
Kingdom of Belgium Bonds 0.80% due 06/22/2025*	EUR	10,000	11,705
Kingdom of Belgium Senior Notes 3.00% due 06/22/2034*	EUR	5,000	7,218
Kingdom of Belgium Bonds 3.75% due 09/28/2020*	EUR	25,000	32,383
Kingdom of Denmark Bonds 1.50% due 11/15/2023	DKK	1,005,000	168,015
Kingdom of Denmark Bonds 1.75% due 11/15/2025	DKK	455,000	77,778
Kingdom of Denmark Bonds 4.00% due 11/15/2017	DKK	510,000	79,673

56

Anchor Series Trust Strategic Multi-Asset Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2017 — (unaudited) — (continued)

Security Description		Principal Amount(2)	Value (Note 2)
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Sovereign (continued)
Kingdom of Denmark Bonds 4.00% due 11/15/2019	DKK	$390,000	$66,090
Kingdom of Denmark Bonds 4.50% due 11/15/2039	DKK	546,000	139,203
Kingdom of Netherlands Bonds 4.00% due 01/15/2037*	EUR	7,500	13,037
Kingdom of Norway Notes 1.75% due 02/17/2027*	NOK	525,000	63,479
Kingdom of Norway Bonds 2.00% due 05/24/2023*	NOK	2,205,000	275,502
Kingdom of Norway Bonds 4.50% due 05/22/2019*	NOK	1,200,000	154,152
Kingdom of Spain Notes 1.30% due 10/31/2026*	EUR	10,000	11,309
Kingdom of Spain Senior Notes 4.70% due 07/30/2041*	EUR	10,000	15,595
Kingdom of Spain Senior Notes 5.85% due 01/31/2022*	EUR	10,000	14,354
Kingdom of Sweden Bonds 1.00% due 11/12/2026	SEK	865,000	105,943
Kingdom of Sweden Bonds 1.50% due 11/13/2023*	SEK	1,405,000	179,912
Kingdom of Sweden Bonds 3.50% due 03/30/2039	SEK	240,000	38,159
Kingdom of Sweden Bonds 4.25% due 03/12/2019	SEK	1,520,000	195,420
Republic of Austria Senior Notes 3.65% due 04/20/2022*	EUR	15,000	20,218
Republic of Finland Senior Notes 1.50% due 04/15/2023*	EUR	5,000	6,195
Republic of Ireland Bonds 3.40% due 03/18/2024	EUR	5,000	6,835
Republic of Italy Bonds 2.20% due 06/01/2027	EUR	70,000	80,388
Republic of Italy Senior Bonds 3.50% due 03/01/2030*	EUR	20,000	25,332
Republic of Italy Bonds 4.75% due 09/01/2044*	EUR	10,000	14,435
Republic of Poland Bonds 1.50% due 04/25/2020	PLN	360,000	95,546

Security Description		Principal Amount(2)	Value (Note 2)
Sovereign (continued)
Republic of Poland Bonds 2.50% due 07/25/2018	PLN	$200,000	$54,479
Republic of Poland Bonds 2.50% due 07/25/2026	PLN	410,000	104,534
Republic of Poland Bonds 4.00% due 10/25/2023	PLN	290,000	83,244
Republic of Poland Bonds 5.50% due 10/25/2019	PLN	170,000	49,511
Republic of Poland Bonds 5.75% due 09/23/2022	PLN	210,000	64,972
Republic of Singapore Senior Notes 1.63% due 10/01/2019	SGD	150,000	109,835
Republic of Singapore Senior Notes 2.75% due 04/01/2042	SGD	60,000	46,435
Republic of Singapore Senior Bonds 3.00% due 09/01/2024	SGD	90,000	70,209
Republic of Singapore Senior Notes 3.13% due 09/01/2022	SGD	135,000	105,313
Republic of Singapore Senior Notes 3.38% due 09/01/2033	SGD	60,000	49,355
Republic of Singapore Senior Notes 3.50% due 03/01/2027	SGD	65,000	52,965
Republic of Singapore Senior Bonds 4.00% due 09/01/2018	SGD	90,000	67,568
Republic of South Africa Senior Notes 6.25% due 03/31/2036	ZAR	855,000	46,136
Republic of South Africa Bonds 6.50% due 02/28/2041	ZAR	1,675,000	89,355
Republic of South Africa Senior Notes 6.75% due 03/31/2021	ZAR	895,000	66,182
Republic of South Africa Bonds 7.25% due 01/15/2020	ZAR	320,000	24,230
Republic of South Africa Bonds 8.00% due 01/31/2030	ZAR	2,360,000	163,244
Republic of South Africa Bonds 8.75% due 02/28/2048	ZAR	800,000	54,516
United Kingdom Gilt Treasury Bonds 0.50% due 07/22/2022	GBP	15,000	19,350
United Kingdom Gilt Treasury Bonds 1.50% due 01/22/2021	GBP	75,000	101,193
United Kingdom Gilt Treasury Bonds 2.00% due 09/07/2025	GBP	49,000	68,533

57

Anchor Series Trust Strategic Multi-Asset Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2017 — (unaudited) — (continued)

Security Description		Principal Amount(2)	Value (Note 2)
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Sovereign (continued)
United Kingdom Gilt Treasury Bonds 3.25% due 01/22/2044	GBP	$30,000	$49,883
United Kingdom Gilt Treasury Bonds 3.50% due 01/22/2045	GBP	40,000	69,897
United Kingdom Gilt Treasury Notes 3.75% due 07/22/2052	GBP	35,000	68,761
United Kingdom Gilt Treasury Bonds 4.25% due 03/07/2036	GBP	5,000	9,054
United Kingdom Gilt Treasury Bonds 4.75% due 12/07/2038	GBP	15,000	29,622
United Mexican States Bonds 6.50% due 06/10/2021	MXN	1,592,400	87,400
United Mexican States Bonds 7.50% due 06/03/2027	MXN	1,767,700	102,506
United Mexican States Senior Notes 7.75% due 11/23/2034	MXN	382,100	22,611
United Mexican States Senior Bonds 8.00% due 12/07/2023	MXN	238,200	14,031
United Mexican States Bonds 8.50% due 12/13/2018	MXN	348,000	19,612
United Mexican States Senior Notes 8.50% due 11/18/2038	MXN	1,339,900	84,448
United Mexican States Bonds 10.00% due 12/05/2024	MXN	860,800	56,509
United Mexican States Bonds 10.00% due 11/20/2036	MXN	347,700	24,944

Total Foreign Government Obligations
(cost $5,847,114)			5,605,924

U.S. GOVERNMENT TREASURIES — 1.9%
United States Treasury Bonds — 0.3%
2.50% due 05/15/2046		$40,000	37,214
2.88% due 05/15/2043		10,000	10,097
5.00% due 05/15/2037		20,000	27,441

			74,752

United States Treasury Notes — 1.6%
1.63% due 12/31/2019		95,000	95,356
1.75% due 04/30/2022		90,000	89,483
2.00% due 11/30/2020		55,000	55,647
2.00% due 11/15/2026		55,000	53,629
2.13% due 08/15/2021		55,000	55,774

			349,889

Total U.S. Government Treasuries (cost $335,522)			424,641

Security Description	Shares/ Principal Amount	Value (Note 2)
EXCHANGE-TRADED FUNDS — 0.4%
iShares MSCI Japan ETF (cost $69,911)	1,520	$81,548

Total Long-Term Investment Securities (cost $19,135,078)		20,441,413

REPURCHASE AGREEMENTS — 14.8%
Bank of America Securities LLC Joint Repurchase Agreement(1)	$665,000	665,000
Barclays Capital, Inc. Joint Repurchase Agreement(1)	555,000	555,000
BNP Paribas SA Joint Repurchase Agreement(1)	955,000	955,000
Deutsche Bank AG Joint Repurchase Agreement(1)	225,000	225,000
RBS Securities, Inc. Joint Repurchase Agreement(1)	840,000	840,000

Total Repurchase Agreements (cost $3,240,000)		3,240,000

TOTAL INVESTMENTS (cost $22,375,078)(3)	107.8%	23,681,413
Liabilities in excess of other assets	(7.8)	(1,714,715)

NET ASSETS	100.0%	$21,966,698

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At June 30, 2017, the aggregate value of these securities was $855,805 representing 3.9% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	See Note 2 for details of Joint Repurchase Agreements.
(2)	Denominated in United States Dollar unless otherwise indicated.
(3)	See Note 6 for cost of investments on a tax basis.
ADR	— American Depositary Receipt
AUD	— Australian Dollar
CAD	— Canadian Dollar
DKK	— Danish Krone
EUR	— Euro Currency
GBP	— British Pound
JPY	— Japanese Yen
MXN	— Mexican Peso
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PLN	— Polish Zloty
SEK	— Swedish Krona
SGD	— Singapore Dollar
ZAR	— South African Rand

58

Anchor Series Trust Strategic Multi-Asset Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2017 — (unaudited) — (continued)

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of June 30, 2017	Unrealized Appreciation (Depreciation)
3	Long	U.S. Treasury 10 YR Notes	September 2017	$377,273	$376,594	$(679)
1	Short	S&P 500 E-Mini Index	September 2017	121,417	121,045	372
2	Short	Mini MSCI EAFE Index	September 2017	190,070	188,960	1,110

						$803

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Australia and New Zealand Banking Group Ltd.	JPY	6,032,000	USD	53,730	07/06/2017	$98	$—
	JPY	20,876,000	USD	186,210	08/08/2017	341	—
	NZD	34,000	USD	24,865	08/08/2017	—	(35)
	USD	185,955	JPY	20,876,000	07/06/2017	—	(341)
	USD	53,804	JPY	6,032,000	08/08/2017	—	(98)

						439	(474)

Bank of America, N.A.	CAD	5,000	USD	3,706	07/06/2017	—	(150)
	CNY	1,560,000	USD	229,142	08/08/2017	—	(541)
	DKK	3,154,000	USD	474,837	07/06/2017	—	(9,648)
	INR	1,620,000	USD	25,051	07/06/2017	—	(9)
	JPY	2,800,000	USD	25,391	07/06/2017	495	—
	KRW	96,210,000	USD	85,863	07/06/2017	1,782	—
	KRW	96,210,000	USD	84,240	08/08/2017	190	—
	MYR	200,000	USD	46,479	07/06/2017	—	(93)
	SEK	2,352,000	USD	276,034	07/06/2017	—	(3,161)
	SEK	4,075,000	USD	479,126	08/08/2017	—	(5,484)
	TWD	96,000	USD	3,151	08/08/2017	—	(7)
	USD	229,953	CNY	1,560,000	07/06/2017	187	—
	USD	119,402	DKK	793,000	07/06/2017	2,411	—
	USD	19,434	GBP	15,000	07/06/2017	103	—
	USD	84,225	KRW	96,210,000	07/06/2017	—	(144)
	USD	46,724	MYR	200,000	07/06/2017	—	(151)
	USD	478,247	SEK	4,075,000	07/06/2017	5,476	—
	USD	3,152	TWD	96,000	07/06/2017	4	—
	USD	24,962	INR	1,620,000	08/08/2017	14	—
	USD	46,334	MYR	200,000	08/08/2017	79	—
	USD	276,541	SEK	2,352,000	08/08/2017	3,165	—

						13,906	(19,388)

Barclays Bank PLC	CAD	115,000	USD	88,488	08/08/2017	—	(247)
	EUR	545,000	USD	622,513	08/08/2017	—	(1,042)
	PLN	1,671,000	USD	447,689	07/06/2017	—	(3,242)
	PLN	1,559,000	USD	419,681	08/08/2017	—	(958)
	SEK	20,000	USD	2,311	07/06/2017	—	(63)
	USD	621,456	EUR	545,000	07/06/2017	1,047	—
	USD	32,466	ILS	115,000	07/06/2017	502	—
	USD	2,358	NOK	20,000	07/06/2017	38	—
	USD	419,712	PLN	1,559,000	07/06/2017	995	—
	USD	499,063	ZAR	6,486,000	07/06/2017	—	(3,371)
	USD	79,389	ZAR	1,035,000	08/08/2017	—	(732)
	ZAR	6,306,000	USD	480,241	07/06/2017	—	(1,695)
	ZAR	5,451,000	USD	418,118	08/08/2017	3,857	—

						6,439	(11,350)

59

Anchor Series Trust Strategic Multi-Asset Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2017 — (unaudited) — (continued)

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
BNP Paribas SA	CAD	7,000	USD	5,279	07/06/2017	$—	$(119)
	EUR	5,000	USD	5,596	07/06/2017	—	(115)
	EUR	51,000	USD	58,395	08/08/2017	44	—
	GBP	39,000	USD	50,707	08/08/2017	—	(143)
	JPY	6,032,000	USD	53,605	07/06/2017	—	(27)
	JPY	28,501,000	USD	253,781	08/08/2017	22	—
	PLN	131,000	USD	35,283	08/08/2017	—	(63)
	USD	18,908	CAD	25,000	07/06/2017	371	—
	USD	185,522	JPY	20,876,000	07/06/2017	92	—
	USD	13,866	MXN	250,000	07/06/2017	—	(93)
	USD	53,680	JPY	6,032,000	08/08/2017	26	—

						555	(560)

Canadian Imperial Bank of Commerce	CAD	25,000	USD	18,523	07/06/2017	—	(755)
	USD	10,607	MXN	199,000	07/06/2017	356	—

						356	(755)

Citibank, N.A.	CAD	4,000	USD	3,018	07/06/2017	—	(66)
	EUR	10,000	USD	11,240	07/06/2017	—	(182)
	GBP	407,000	USD	525,641	07/06/2017	—	(4,473)
	JPY	375,000	USD	3,353	08/08/2017	14	—
	NOK	3,875,000	USD	459,266	07/06/2017	—	(4,886)
	NZD	5,000	USD	3,592	07/06/2017	—	(72)
	USD	3,781	CAD	5,000	07/06/2017	74	—
	USD	5,633	EUR	5,000	07/06/2017	78	—
	USD	38,745	GBP	30,000	07/06/2017	330	—
	USD	78,105	NOK	659,000	07/06/2017	831	—
	USD	791,822	EUR	727,000	07/14/2017	38,904	—

						40,231	(9,679)

Commonwealth Bank of Australia	AUD	219,000	USD	168,317	07/06/2017	—	(4)
	AUD	304,000	USD	233,556	08/08/2017	5	—
	EUR	7,000	USD	7,790	07/06/2017	—	(205)
	USD	233,646	AUD	304,000	07/06/2017	6	—
	USD	168,252	AUD	219,000	08/08/2017	—	(3)

						11	(212)

Credit Agricole CIB	USD	36,147	CAD	48,000	07/06/2017	868	—

Credit Suisse International	CHF	12,000	USD	12,349	07/06/2017	—	(166)
	EUR	15,000	USD	16,919	07/06/2017	—	(214)
	JPY	139,000	USD	1,250	07/06/2017	14	—
	USD	6,800	JPY	750,000	07/06/2017	—	(131)

						14	(511)

Deutsche Bank AG	AUD	219,000	USD	167,688	07/06/2017	—	(633)
	AUD	306,000	USD	234,228	08/08/2017	—	(860)
	EUR	5,000	USD	5,717	08/08/2017	—	(4)
	GBP	250,000	USD	324,250	07/06/2017	—	(1,373)
	GBP	343,000	USD	445,336	08/08/2017	—	(1,883)
	JPY	1,500,000	USD	13,538	07/06/2017	201	—
	NZD	106,000	USD	75,202	07/06/2017	—	(2,474)
	NZD	121,000	USD	88,144	08/08/2017	—	(473)
	USD	234,304	AUD	306,000	07/06/2017	884	—

60

Anchor Series Trust Strategic Multi-Asset Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2017 — (unaudited) — (continued)

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
	USD	444,871	GBP	343,000	07/06/2017	$1,884	$—
	USD	84,564	NZD	116,000	07/06/2017	439	—
	USD	167,634	AUD	219,000	08/08/2017	615	—
	USD	3,794	CAD	5,000	08/08/2017	64	—
	USD	358,298	GBP	276,000	08/08/2017	1,564	—

						5,651	(7,700)

Goldman Sachs International	BRL	74,000	USD	22,442	07/05/2017	105	—
	CNY	1,560,000	USD	228,434	07/06/2017	—	(1,705)
	EUR	1,181,000	USD	1,322,579	07/06/2017	—	(26,368)
	EUR	727,000	USD	780,769	07/14/2017	—	(49,957)
	EUR	25,000	USD	28,620	08/08/2017	16	—
	GBP	8,000	USD	10,138	07/06/2017	—	(282)
	GBP	5,000	USD	6,506	08/08/2017	—	(14)
	MXN	9,111,000	USD	485,949	07/06/2017	—	(15,990)
	MXN	250,000	USD	13,738	08/08/2017	37	—
	NOK	20,000	USD	2,343	07/06/2017	—	(53)
	PLN	20,000	USD	5,392	08/08/2017	—	(4)
	RUB	1,486,000	USD	25,147	07/06/2017	—	(45)
	SGD	10,000	USD	7,267	08/08/2017	—	—
	TWD	96,000	USD	3,186	07/06/2017	30	—
	USD	22,514	BRL	74,000	07/05/2017	—	(177)
	USD	3,766	CAD	5,000	07/06/2017	90	—
	USD	5,577	EUR	5,000	07/06/2017	134	—
	USD	25,029	INR	1,620,000	07/06/2017	31	—
	USD	6,868	JPY	750,000	07/06/2017	—	(199)
	USD	3,627	NZD	5,000	07/06/2017	37	—
	USD	26,031	RUB	1,486,000	07/06/2017	—	(839)
	USD	22,303	BRL	74,000	08/02/2017	—	(97)
	USD	24,973	RUB	1,486,000	08/08/2017	55	—
	USD	22,449	SEK	190,000	08/08/2017	146	—
	USD	6,829	ZAR	90,000	08/08/2017	11	—
	ZAR	35,000	USD	2,677	08/08/2017	17	—

						709	(95,730)

HSBC Bank USA	GBP	11,000	USD	14,000	07/06/2017	—	(328)
	USD	32,991	GBP	26,000	07/06/2017	874	—

						874	(328)

JPMorgan Chase Bank	CAD	502,000	USD	386,878	07/06/2017	—	(238)
	CAD	435,000	USD	335,445	08/08/2017	—	(203)
	DKK	710,000	USD	108,846	07/06/2017	—	(217)
	DKK	3,037,000	USD	466,434	08/08/2017	—	(902)
	EUR	36,000	USD	40,464	07/06/2017	—	(656)
	GBP	14,000	USD	18,081	07/06/2017	—	(154)
	JPY	3,600,000	USD	32,438	07/06/2017	430	—
	MXN	524,000	USD	28,846	08/08/2017	128	—
	NOK	659,000	USD	78,402	07/06/2017	—	(534)
	NOK	3,875,000	USD	461,310	08/08/2017	—	(3,154)
	SEK	80,000	USD	9,228	07/06/2017	—	(268)
	SGD	112,000	USD	81,171	08/08/2017	—	(223)
	USD	14,786	AUD	20,000	07/06/2017	585	—

61

Anchor Series Trust Strategic Multi-Asset Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2017 — (unaudited) — (continued)

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
	USD	335,243	CAD	435,000	07/06/2017	$206	$—
	USD	465,583	DKK	3,037,000	07/06/2017	930	—
	USD	38,118	EUR	34,000	07/06/2017	717	—
	USD	26,986	JPY	3,000,000	07/06/2017	—	(313)
	USD	461,012	NOK	3,875,000	07/06/2017	3,140	—
	USD	387,111	CAD	502,000	08/08/2017	234	—
	USD	115,193	DKK	750,000	08/08/2017	218	—
	USD	13,003	GBP	10,000	08/08/2017	35	—
	USD	8,912	JPY	1,000,000	08/08/2017	—	(9)
	USD	88,010	NOK	739,000	08/08/2017	568	—
	USD	4,752	SEK	40,000	08/08/2017	5	—
	ZAR	35,000	USD	2,679	08/08/2017	20	—

						7,216	(6,871)

Morgan Stanley and Co. International PLC	AUD	614,000	USD	456,261	07/06/2017	—	(15,653)
	CAD	478,000	USD	353,981	07/06/2017	—	(14,627)
	EUR	5,000	USD	5,595	07/06/2017	—	(116)
	EUR	546,000	USD	624,877	08/08/2017	177	—
	HKD	217,000	USD	27,794	07/06/2017	—	—
	ILS	115,000	USD	32,913	07/06/2017	—	(55)
	JPY	48,592,000	USD	439,596	07/06/2017	7,553	—
	SEK	4,125,000	USD	473,831	07/06/2017	—	(15,829)
	USD	325,476	AUD	438,000	07/06/2017	11,166	—
	USD	379,160	CAD	512,000	07/06/2017	15,667	—
	USD	5,144	DKK	34,000	07/06/2017	78	—
	USD	853,869	EUR	751,000	07/06/2017	3,930	—
	USD	299,730	GBP	236,000	07/06/2017	7,659	—
	USD	27,868	HKD	217,000	07/06/2017	—	(73)
	USD	220,771	JPY	24,443,000	07/06/2017	—	(3,442)
	USD	29,510	PLN	112,000	07/06/2017	714	—
	USD	287,357	SEK	2,502,000	07/06/2017	9,644	—
	USD	27,823	HKD	217,000	08/08/2017	—	(1)
	USD	32,955	ILS	115,000	08/08/2017	54	—
	ZAR	180,000	USD	13,993	07/06/2017	236	—

						56,878	(49,796)

Royal Bank of Canada	CAD	5,000	USD	3,769	07/06/2017	—	(87)

Standard Chartered Bank	SGD	617,000	USD	446,530	07/06/2017	—	(1,632)
	SGD	287,000	USD	207,790	08/08/2017	—	(781)
	USD	269,186	SGD	372,000	07/06/2017	1,018	—
	USD	31,132	SGD	43,000	08/08/2017	117	—

						1,135	(2,413)

State Street Bank and Trust Company	AUD	16,000	USD	12,121	07/06/2017	—	(176)
	CAD	10,000	USD	7,583	08/08/2017	—	(133)
	EUR	5,000	USD	5,604	07/06/2017	—	(107)
	EUR	10,000	USD	11,342	08/08/2017	—	(99)
	JPY	1,500,000	USD	13,669	07/06/2017	332	—
	JPY	300,000	USD	2,674	08/08/2017	3	—
	MXN	120,000	USD	6,614	07/06/2017	3	—
	MXN	9,044,000	USD	498,816	08/08/2017	3,169	—
	NZD	10,000	USD	7,234	07/06/2017	—	(93)

62

Anchor Series Trust Strategic Multi-Asset Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2017 — (unaudited) — (continued)

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
	SGD	287,000	USD	207,841	08/08/2017	$—	$(730)
	USD	4,510	EUR	4,000	07/06/2017	59	—
	USD	50,761	GBP	40,000	07/06/2017	1,338	—
	USD	30,416	SGD	42,000	08/08/2017	107	—

						5,011	(1,338)

UBS AG	AUD	94,000	USD	72,153	08/08/2017	—	(63)
	CAD	4,000	USD	3,017	07/06/2017	—	(68)
	CHF	12,000	USD	12,568	08/08/2017	27	—
	DKK	513,000	USD	78,961	08/08/2017	20	—
	EUR	80,000	USD	89,315	07/06/2017	—	(2,061)
	JPY	500,000	USD	4,520	07/06/2017	74	—
	NOK	336,000	USD	40,037	08/08/2017	—	(236)
	SEK	390,000	USD	46,025	08/08/2017	—	(355)
	USD	12,541	CHF	12,000	07/06/2017	—	(26)
	ZAR	633,000	USD	48,365	08/08/2017	259	—

						380	(2,809)

Net Unrealized Appreciation/(Depreciation)						$140,673	$(210,001)

AUD	— Australian Dollar	ILS	— Israeli Shekel	RUB	— Russian Ruble
BRL	— Brazilian Real	INR	— Indian Rupee	SEK	— Swedish Krona
CAD	— Canadian Dollar	JPY	— Japanese Yen	SGD	— Singapore Dollar
CHF	— Swiss Franc	KRW	— South Korean Won	TWD	— Taiwan Dollar
CNH	— Chinese Yuan (offshore)	MXN	— Mexican Peso	USD	— United States Dollar
CNY	— Chinese Yuan	MYR	— Myalaysian Ringgit	ZAR	— South African Rand
DKK	— Danish Krone	NOK	— Norwegian Krone
EUR	— Euro Currency	NZD	— New Zealand Dollar
GBP	— British Pound Sterling	PLN	— Polish Zloty

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2017 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$14,329,300	$—	$—	$14,329,300
Foreign Government Obligations	—	5,605,924	—	5,605,924
U.S. Government Treasuries	—	424,641	—	424,641
Exchange-Traded Funds	81,548	—	—	81,548
Repurchase Agreements	—	3,240,000	—	3,240,000

Total Investments at Value	$14,410,848	$9,270,565	$—	$23,681,413

Other Financial Instruments:+
Futures Contracts	$1,482	$—	$—	$1,482
Forward Foreign Currency Contracts	—	140,673	—	140,673

	$1,482	$140,673	$—	$142,155

LIABILITIES:
Other Financial Instruments:+
Futures Contracts	$679	$—	$—	$679
Forward Foreign Currency Contracts	—	210,001	—	210,001

	$679	$210,001	$—	$210,680

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other Financial Instruments are derivative Instruments, not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

63

Anchor Series Trust

STATEMENTS OF ASSETS AND LIABILITIES — June 30, 2017 — (unaudited)

	Government and Quality Bond Portfolio	Asset Allocation Portfolio	Growth and Income Portfolio	Growth Portfolio
ASSETS:
Investments at value (unaffiliated)*	$1,588,978,003	$189,522,933	$184,430,334	$388,444,523
Repurchase agreements (cost approximates value)	158,970,000	4,484,000	2,110,000	4,515,000

Total investments	1,747,948,003	194,006,933	186,540,334	392,959,523

Cash	2,039	680	4,326	3,204
Foreign cash*	—	—	—	13,690
Due from broker	—	—	—	—
Receivable for:
Fund shares sold	10,384,030	49,116	—	605
Dividends and interest	7,150,450	851,300	146,491	412,365
Investments sold	13,623,958	941,682	—	2,107,025
Investments sold on an extended settlement basis	41,269,228	—	—	—
Prepaid expenses and other assets	9,325	7,117	6,815	7,528
Due from investment adviser for expense reimbursements/fee waivers	—	—	—	—
Variation margin on futures contracts	178,313	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—

Total assets	1,820,565,346	195,856,828	186,697,966	395,503,940

LIABILITIES:
Payable for:
Fund shares redeemed	1,208,264	54,905	349,839	1,184,912
Investments purchased	1,243,595	779,656	282,343	2,309,515
Investments purchased on an extended settlement basis	218,195,224	—	—	—
Investment advisory and management fees	689,403	107,086	105,438	235,655
Service fees — Class 2	3,577	1,803	—	2,215
Service fees — Class 3	154,146	12,634	—	20,624
Transfer agent fees and expenses	420	195	74	270
Trustees’ fees and expenses	2,410	228	206	432
Other accrued expenses	194,173	70,301	53,868	106,341
Unrealized depreciation on forward foreign currency contracts	—	—	—	—
Forward sales contracts, at value#	10,435,018	—	—	—

Total liabilities	232,126,230	1,026,808	791,768	3,859,964

Net Assets	$1,588,439,116	$194,830,020	$185,906,198	$391,643,976

NET ASSETS REPRESENTED BY:
Capital paid-in	$1,534,229,127	$152,917,336	$130,795,197	$313,993,770
Accumulated undistributed net investment income (loss)	36,885,127	6,917,429	2,213,905	6,314,583
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, forward sales contracts and foreign exchange transactions	(2,752,164)	20,097,325	16,319,281	20,063,809
Unrealized appreciation (depreciation) on investments	19,741,535	14,897,764	36,577,815	51,271,500
Unrealized appreciation (depreciation) on futures contracts	314,125	—	—	—
Unrealized foreign exchange gain (loss) on other assets and liabilities	—	166	—	314
Unrealized appreciation (depreciation) on forward sales contracts	21,366	—	—	—

NET ASSETS	$1,588,439,116	$194,830,020	$185,906,198	$391,643,976

Class 1 (unlimited shares authorized):
Net assets	$805,600,562	$119,128,858	$185,906,198	$274,017,951
Shares of beneficial interest issued and outstanding	53,124,582	7,966,784	13,347,812	9,431,882
Net asset value, offering and redemption price per share	$15.16	$14.95	$13.93	$29.05

Class 2 (unlimited shares authorized):
Net assets	$28,668,070	$14,465,203	$—	$17,807,256
Shares of beneficial interest issued and outstanding	1,889,433	969,142	—	612,659
Net asset value, offering and redemption price per share	$15.17	$14.93	$—	$29.07

Class 3 (unlimited shares authorized):
Net assets	$754,170,484	$61,235,959	$—	$99,818,769
Shares of beneficial interest issued and outstanding	49,968,763	4,129,622	—	3,444,021
Net asset value, offering and redemption price per share	$15.09	$14.83	$—	$28.98

* Cost
Investments (unaffiliated)	$1,569,236,468	$174,625,169	$147,852,519	$337,173,023

Foreign cash	$—	$—	$—	$13,678

# Proceeds from forward sales contracts	$10,456,384	$—	$—	$—

See Notes to Financial Statements

64

Anchor Series Trust

STATEMENTS OF ASSETS AND LIABILITIES — June 30, 2017 — (unaudited) — (continued)

	Capital Appreciation Portfolio	Natural Resources Portfolio	SA BlackRock Multi-Asset Income Portfolio	Strategic Multi-Asset Portfolio
ASSETS:
Investments at value (unaffiliated)*	$1,320,160,640	$101,130,031	$26,492,572	$20,441,413
Repurchase agreements (cost approximates value)	9,495,000	490,000	—	3,240,000

Total investments	1,329,655,640	101,620,031	26,492,572	23,681,413

Cash	2,307	787	459	3,632
Foreign cash*	22	85	24,971	25,357
Due from broker	—	—	58,019	15,297
Receivable for:
Fund shares sold	103	4,077,859	190,452	16,515
Dividends and interest	33,126	172,863	2	77,924
Investments sold	—	—	—	233,083
Investments sold on an extended settlement basis	—	—	—	—
Prepaid expenses and other assets	10,791	7,031	6,605	6,639
Due from investment adviser for expense reimbursements/fee waivers	—	—	33,119	27,175
Variation margin on futures contracts	—	—	8,475	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	140,673

Total assets	1,329,701,989	105,878,656	26,814,674	24,227,708

LIABILITIES:
Payable for:
Fund shares redeemed	12,837,624	16,514	192,138	24,848
Investments purchased	1,855,968	—	—	1,949,547
Investments purchased on an extended settlement basis	—	—	—	—
Investment advisory and management fees	777,395	62,745	21,255	17,559
Service fees — Class 2	6,010	749	—	—
Service fees — Class 3	132,975	14,121	1,826	679
Transfer agent fees and expenses	358	280	130	52
Trustees’ fees and expenses	—	400	447	469
Other accrued expenses	156,574	56,324	43,262	56,816
Variation margin on futures contracts	—	—	—	1,039
Unrealized depreciation on forward foreign currency contracts	—	—	—	210,001
Forward sales contracts, at value#	—	—	—	—

Total liabilities	15,766,904	151,133	259,058	2,261,010

Net Assets	$1,313,935,085	$105,727,523	$26,555,616	$21,966,698

NET ASSETS REPRESENTED BY:
Capital paid-in	$877,384,466	$175,526,082	$25,774,271	$20,439,397
Accumulated undistributed net investment income (loss)	(2,105,475)	2,708,161	942,092	(1,407)
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, forward sales contracts and foreign exchange transactions	203,634,695	(69,105,688)	(571,048)	290,675
Unrealized appreciation (depreciation) on investments	235,023,099	(3,400,937)	426,402	1,306,335
Unrealized appreciation (depreciation) on futures contracts	—	—	(17,494)	803
Unrealized foreign exchange gain (loss) on other assets and liabilities	(1,700)	(95)	1,393	(69,105)
Unrealized appreciation (depreciation) on forward sales contracts	—	—	—	—

NET ASSETS	$1,313,935,085	$105,727,523	$26,555,616	$21,966,698

Class 1 (unlimited shares authorized):
Net assets	$639,641,497	$27,122,515	$16,781,391	$17,931,162
Shares of beneficial interest issued and outstanding	14,219,312	1,570,517	2,571,649	2,326,930
Net asset value, offering and redemption price per share	$44.98	$17.27	$6.53	$7.71

Class 2 (unlimited shares authorized):
Net assets	$47,639,439	$6,099,012	$—	$—
Shares of beneficial interest issued and outstanding	1,099,802	354,045	—	—
Net asset value, offering and redemption price per share	$43.32	$17.23	$—	$—

Class 3 (unlimited shares authorized):
Net assets	$626,654,149	$72,505,996	$9,774,225	$4,035,536
Shares of beneficial interest issued and outstanding	14,833,869	4,232,812	1,510,909	524,642
Net asset value, offering and redemption price per share	$42.24	$17.13	$6.47	$7.69

* Cost
Investments (unaffiliated)	$1,085,137,541	$104,530,968	$26,066,170	$19,135,078

Foreign cash	$22	$83	$23,578	$25,368

# Proceeds from forward sales contracts	$—	$—	$—	$—

See Notes to Financial Statements

65

Anchor Series Trust

STATEMENTS OF OPERATIONS — For the Six Months Ended June 30, 2017 — (unaudited)

	Government and Quality Bond Portfolio	Asset Allocation Portfolio	Growth and Income Portfolio	Growth Portfolio
INVESTMENT INCOME:
Dividends (unaffiliated)	$—	$1,549,907	$1,457,292	$3,828,758
Interest (unaffiliated)	18,697,695	1,354,278	5,555	17,472

Total investment income*	18,697,695	2,904,185	1,462,847	3,846,230

EXPENSES:
Investment advisory and management fees	4,057,566	642,566	655,800	1,549,695
Service fee:
Class 2	22,154	10,982	—	13,687
Class 3	932,873	74,414	—	121,943
Transfer agent fees and expenses	1,927	1,101	367	1,586
Custodian and accounting fees	118,834	31,856	14,859	33,611
Reports to shareholders	78,973	10,272	10,559	33,715
Audit and tax fees	21,909	19,637	17,458	17,645
Legal fees	24,158	8,479	8,546	11,697
Trustees’ fees and expenses	35,892	3,965	4,023	9,530
Interest expense	45	—	—	—
Other expenses	19,257	13,130	6,182	10,422

Total expenses before fee waivers, expense reimbursements, expense recoupments, custody credits and fees paid indirectly	5,313,588	816,402	717,794	1,803,531
Fees waived and expenses reimbursed by investment adviser (Note 3)	—	—	—	—
Fees paid indirectly (Note 4)	—	(222)	(239)	(1,240)

Net expenses	5,313,588	816,180	717,555	1,802,291

Net investment income (loss)	13,384,107	2,088,005	745,292	2,043,939

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)	434,906	4,579,595	10,667,905	26,068,410
Net realized gain (loss) on futures contracts	(1,614,168)	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	(1,088)	—	2,653

Net realized gain (loss) on investments and foreign currencies	(1,179,262)	4,578,507	10,667,905	26,071,063

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	14,647,685	5,558,490	7,829,055	15,387,671
Change in unrealized appreciation (depreciation) on futures contracts	803,813	—	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	—	412	—	3,783
Change in unrealized appreciation (depreciation) on forward sales contracts	32,418	—	—	—

Net unrealized gain (loss) on investments and foreign currencies	15,483,916	5,558,902	7,829,055	15,391,454

Net realized and unrealized gain (loss) on investments and foreign currencies	14,304,654	10,137,409	18,496,960	41,462,517

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$27,688,761	$12,225,414	$19,242,252	$43,506,456

* Net of foreign withholding taxes on interest and dividends of	$—	$76,603	$—	$37,945

See Notes to Financial Statements

66

Anchor Series Trust

STATEMENTS OF OPERATIONS — For the Six Months Ended June 30, 2017 — (unaudited) — (continued)

	Capital Appreciation Portfolio	Natural Resources Portfolio	SA BlackRock Multi-Asset Income Portfolio	Strategic Multi-Asset Portfolio
INVESTMENT INCOME:
Dividends (unaffiliated)	$3,381,966	$1,281,610	$401,098	$142,247
Interest (unaffiliated)	44,552	4,736	235	60,910

Total investment income*	3,426,518	1,286,346	401,333	203,157

EXPENSES:
Investment advisory and management fees	4,506,329	419,877	118,442	95,236
Service fee:
Class 2	35,245	5,001	—	—
Class 3	766,545	94,700	8,288	1,970
Transfer agent fees and expenses	1,836	1,377	642	533
Custodian and accounting fees	69,893	18,984	12,484	27,969
Reports to shareholders	73,715	7,777	1,280	1,249
Audit and tax fees	17,333	17,059	19,582	23,125
Legal fees	20,784	7,666	6,499	6,183
Trustees’ fees and expenses	25,801	2,425	447	366
Interest expense	726	307	82	—
Other expenses	18,023	5,454	4,164	9,672

Total expenses before fee waivers, expense reimbursements, expense recoupments, custody credits and fees paid indirectly	5,536,230	580,627	171,910	166,303
Fees waived and expenses reimbursed by investment adviser (Note 3)	—	—	(94,842)	(82,428)
Fees paid indirectly (Note 4)	(4,175)	(2,048)	—	(179)

Net expenses	5,532,055	578,579	77,068	83,696

Net investment income (loss)	(2,105,537)	707,767	324,265	119,461

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)	98,246,861	6,883,721	111,731	648,542
Net realized gain (loss) on futures contracts	—	—	(30,812)	(32,118)
Net realized foreign exchange gain (loss) on other assets and liabilities	(1,024)	(13,679)	874	(241,593)

Net realized gain (loss) on investments and foreign currencies	98,245,837	6,870,042	81,793	374,831

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	114,214,391	(13,874,050)	643,299	1,342,759
Change in unrealized appreciation (depreciation) on futures contracts	—	—	(33,188)	(2,599)
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	615	4,102	1,994	(76,652)
Change in unrealized appreciation (depreciation) on forward sales contracts	—	—	—	—

Net unrealized gain (loss) on investments and foreign currencies	114,215,006	(13,869,948)	612,105	1,263,508

Net realized and unrealized gain (loss) on investments and foreign currencies	212,460,843	(6,999,906)	693,898	1,638,339

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$210,355,306	$(6,292,139)	$1,018,163	$1,757,800

* Net of foreign withholding taxes on interest and dividends of	$12,081	$96,505	$—	$14,201

See Notes to Financial Statements

67

Anchor Series Trust

STATEMENTS OF CHANGES IN NET ASSETS

	Government and Quality Bond Portfolio		Asset Allocation Portfolio
	For six months ended June 30, 2017 (unaudited)	For the year ended December 31, 2016	For six months ended June 30, 2017 (unaudited)	For the year ended December 31, 2016
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$13,384,107	$23,034,160	$2,088,005	$4,398,740
Net realized gain (loss) on investments and foreign currencies	(1,179,262)	4,348,141	4,578,507	16,281,104
Net unrealized gain (loss) on investments and foreign currencies	15,483,916	(13,414,205)	5,558,902	(1,596,844)

Net increase (decrease) in net assets resulting from operations	27,688,761	13,968,096	12,225,414	19,083,000

Distributions to shareholders from:
Net investment income — Class 1	—	(11,978,279)	—	(3,389,965)
Net investment income — Class 2	—	(396,655)	—	(355,697)
Net investment income — Class 3	—	(9,174,742)	—	(1,438,810)
Net realized gain on securities — Class 1	—	(5,774,272)	—	(8,425,822)
Net realized gain on securities — Class 2	—	(220,098)	—	(940,283)
Net realized gain on securities — Class 3	—	(5,342,475)	—	(3,929,409)

Total distributions to shareholders	—	(32,886,521)	—	(18,479,986)

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(49,686,856)	195,750,084	(9,170,027)	(1,708,334)

Total increase (decrease) in net assets	(21,998,095)	176,831,659	3,055,387	(1,105,320)

NET ASSETS:
Beginning of period	1,610,437,211	1,433,605,552	191,774,633	192,879,953

End of period†	$1,588,439,116	$1,610,437,211	$194,830,020	$191,774,633

† Includes accumulated undistributed net investment income (loss)	$36,885,127	$23,501,020	$6,917,429	$4,829,424

See Notes to Financial Statements

68

Anchor Series Trust

STATEMENTS OF CHANGES IN NET ASSETS — (continued)

	Growth and Income Portfolio		Growth Portfolio
	For six months ended June 30, 2017 (unaudited)	For the year ended December 31, 2016	For six months ended June 30, 2017 (unaudited)	For the year ended December 31, 2016
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$745,292	$1,468,614	$2,043,939	$4,273,459
Net realized gain (loss) on investments and foreign currencies	10,667,905	5,822,225	26,071,063	95,304
Net unrealized gain (loss) on investments and foreign currencies	7,829,055	6,171,019	15,391,454	34,074,675

Net increase (decrease) in net assets resulting from operations	19,242,252	13,461,858	43,506,456	38,443,438

Distributions to shareholders from:
Net investment income — Class 1	—	(1,508,117)	—	(3,542,071)
Net investment income — Class 2	—	—	—	(154,055)
Net investment income — Class 3	—	—	—	(736,076)
Net realized gain on securities — Class 1	—	(8,736,288)	—	(23,881,716)
Net realized gain on securities — Class 2	—	—	—	(1,265,960)
Net realized gain on securities — Class 3	—	—	—	(6,824,524)

Total distributions to shareholders	—	(10,244,405)	—	(36,404,402)

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(28,637,076)	(9,098,275)	(110,020,604)	(187,467,993)

Total increase (decrease) in net assets	(9,394,824)	(5,880,822)	(66,514,148)	(185,428,957)

NET ASSETS:
Beginning of period	195,301,022	201,181,844	458,158,124	643,587,081

End of period†	$185,906,198	$195,301,022	$391,643,976	$458,158,124

† Includes accumulated undistributed net investment income (loss)	$2,213,905	$1,468,613	$6,314,583	$4,270,644

See Notes to Financial Statements

69

Anchor Series Trust

STATEMENTS OF CHANGES IN NET ASSETS — (continued)

	Capital Appreciation Portfolio		Natural Resources Portfolio
	For six months ended June 30, 2017 (unaudited)	For the year ended December 31, 2016	For six months ended June 30, 2017 (unaudited)	For the year ended December 31, 2016
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$(2,105,537)	$(4,489,265)	$707,767	$2,034,806
Net realized gain (loss) on investments and foreign currencies	98,245,837	106,446,340	6,870,042	(13,392,712)
Net unrealized gain (loss) on investments and foreign currencies	114,215,006	(75,846,166)	(13,869,948)	46,046,995

Net increase (decrease) in net assets resulting from operations	210,355,306	26,110,909	(6,292,139)	34,689,089

Distributions to shareholders from:
Net investment income — Class 1	—	—	—	(1,228,880)
Net investment income — Class 2	—	—	—	(285,068)
Net investment income — Class 3	—	—	—	(3,103,813)
Net realized gain on securities — Class 1	—	(79,138,273)	—	—
Net realized gain on securities — Class 2	—	(6,106,794)	—	—
Net realized gain on securities — Class 3	—	(78,677,347)	—	—

Total distributions to shareholders	—	(163,922,414)	—	(4,617,761)

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(111,899,175)	(43,679,567)	(4,591,799)	(67,833,812)

Total increase (decrease) in net assets	98,456,131	(181,491,072)	(10,883,938)	(37,762,484)

NET ASSETS:
Beginning of period	1,215,478,954	1,396,970,026	116,611,461	154,373,945

End of period†	$1,313,935,085	$1,215,478,954	$105,727,523	$116,611,461

† Includes accumulated undistributed net investment income (loss)	$(2,105,475)	$62	$2,708,161	$2,000,394

See Notes to Financial Statements

70

Anchor Series Trust

STATEMENTS OF CHANGES IN NET ASSETS — (continued)

	SA BlackRock Multi-Asset Income Portfolio		Strategic Multi-Asset Portfolio
	For six months ended June 30, 2017 (unaudited)	For the year ended December 31, 2016	For six months ended June 30, 2017 (unaudited)	For the year ended December 31, 2016
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$324,265	$604,497	$119,461	$168,158
Net realized gain (loss) on investments and foreign currencies	81,793	(589,867)	374,831	(196,034)
Net unrealized gain (loss) on investments and foreign currencies	612,105	1,184,344	1,263,508	321,388

Net increase (decrease) in net assets resulting from operations	1,018,163	1,198,974	1,757,800	293,512

Distributions to shareholders from:
Net investment income — Class 1	—	(602,539)	—	(327,391)
Net investment income — Class 2	—	—	—	—
Net investment income — Class 3+	—	(87,907)	—	—
Net realized gain on securities — Class 1	—	(1,641,430)	—	(1,294,134)
Net realized gain on securities — Class 2	—	—	—	—
Net realized gain on securities — Class 3+	—	(240,617)	—	—

Total distributions to shareholders	—	(2,572,493)	—	(1,621,525)

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	3,265,053	4,721,729	2,722,956	(72,979)

Total increase (decrease) in net assets	4,283,216	3,348,210	4,480,756	(1,400,992)

NET ASSETS:
Beginning of period	22,272,400	18,924,190	17,485,942	18,886,934

End of period†	$26,555,616	$22,272,400	$21,966,698	$17,485,942

† Includes accumulated undistributed net investment income (loss)	$942,092	$617,827	$(1,407)	$(120,868)

+	See Note 1.

See Notes to Financial Statements

71

ANCHOR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (unaudited)

June 30, 2017

Note 1.  Organization

Anchor Series Trust (the “Trust”), organized as a business trust under the laws of the Commonwealth of Massachusetts on August 26, 1983, is an open-end management investment company and consists of 8 separate series or portfolios (each, a “Portfolio” and collectively, the “Portfolios”). The Portfolios are managed by SunAmerica Asset Management, LLC (“SAAMCo” or the “Adviser”), an indirect wholly-owned subsidiary of American International Group, Inc. (“AIG”). Shares of the Trust are issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies (the “Variable Contracts”) of American General Life Insurance Company, a Texas life insurer (“AGL”), The United States Life Insurance Company in the City of New York, a New York life insurer (“USL”), and The Variable Annuity Life Insurance Company, a Texas life insurer (“VALIC”), each an affiliated insurance company of SAAMCo; and variable contracts issued by Phoenix Life Insurance Company, an unaffiliated life insurance company. The life insurance companies listed above are collectively referred to as the “Life Companies.” All shares of the Trust are owned by “separate accounts” of the Life Companies. The Trust issues separate series of shares (the “Portfolios”), each of which represents a separate managed portfolio of securities with its own investment goal. All shares may be purchased or redeemed at net asset value without any sales or redemption charge.

Class 1 shares, Class 2 shares and Class 3 shares of each Portfolio may be offered in connection with certain Variable Contracts. Class 2 and Class 3 shares of a given Portfolio are identical in all respects to Class 1 shares of the same Portfolio, except that (i) each class may bear differing amounts of certain class-specific expenses, (ii) Class 2 and Class 3 shares are subject to service fees, while Class 1 shares are not, and (iii) Class 2 and Class 3 shares have voting rights on matters that pertain to the Rule 12b-1 plan adopted with respect to Class 2 and Class 3 shares. Class 2 and Class 3 shares of each Portfolio pay service fees at an annual rate of 0.15% and 0.25%, respectively, of each class’ average daily net assets.

Class 3 shares of Strategic Multi-Asset Portfolio commenced operations effective September 26, 2016.

The investment goal for each Portfolio is as follows:

The Government and Quality Bond Portfolio seeks relatively high current income, liquidity and security of principal. Its strategy is to invest, under normal circumstances, at least 80% of net assets in obligations issued, guaranteed or insured by the U.S. Government, its agencies or instrumentalities and in high quality corporate fixed income securities (rated AA– or better by Standard & Poor’s Corporation or Aa3 or better by Moody’s Investor Services, Inc. or its equivalent by any other nationally recognized statistical rating organization).

The Asset Allocation Portfolio seeks high total return (including income and capital gains) consistent with long-term preservation of capital. Its strategy is to invest in a diversified portfolio that may include common stocks and other securities with common stock characteristics, bonds and other intermediate and long-term fixed income securities and money market instruments.

The Growth and Income Portfolio seeks to provide long-term capital appreciation and current income. Its strategy is to invest at least 65% of total assets in core equity securities. “Core equity securities” are stocks, primarily of well-established companies, diversified by industry and company type that are selected based on their predictable or anticipated earnings growth and best relative value.

The Growth Portfolio seeks capital appreciation. Its strategy is to invest in a portfolio of common stocks of companies that is widely diversified by industry and company.

The Capital Appreciation Portfolio seeks long-term capital appreciation. Its strategy is to invest in growth equity securities across a wide range of industries and companies, using a wide-ranging and flexible stock selection approach.

The Natural Resources Portfolio seeks a total return in excess of the U.S. rate of inflation as represented by the Consumer Price Index. Its strategy is to invest primarily in equity securities of U.S. or foreign companies that are expected to provide favorable returns in periods of rising inflation, using a value-style investment approach. Under normal market circumstances, at least 80% of net assets are invested in securities related to natural resources, such as energy, metals, mining and forest products.

The SA BlackRock Multi-Asset Income Portfolio seeks current income with a secondary goal of capital appreciation. Its strategy is to actively allocate the Portfolio’s assets among a broad range of income-producing investments, including fixed income securities and equity securities. The Portfolio may invest up to 100% of its assets in fixed income securities and up to 80% of its assets in equity securities. The Portfolio may also invest all or a portion of its assets in exchange-traded funds (“ETFs”), including ETFs affiliated with the Portfolio’s subadviser, that provide exposure to fixed income securities, equity securities or other asset classes.

The Strategic Multi-Asset Portfolio seeks high long-term total investment return. Its strategy is to actively allocate the Portfolio’s assets among U.S. and foreign, large, medium and small company equity securities, global fixed income securities (including high-yield, high risk bonds) and cash.

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Indemnifications: The Trust’s organizational documents provide officers and trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust. In addition, pursuant to Indemnification Agreements between the Trust and each of the current trustees who is not an “interested person,” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), of the Trust (collectively, the “Disinterested Trustees”), the Trust provides the Disinterested Trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust, whether such liabilities are asserted during or after their service as trustees. In addition, in the normal course of business, the Trust enters into contracts that contain the obligation to indemnify others. The Trust’s maximum exposure under these arrangements is unknown. Currently, however, the Trust expects the risk of loss to be remote.

Note 2.  Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be significant. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements:

Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Portfolios would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three tiers are as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Trustees (the “Board”), etc.)

Level 3 — Significant unobservable inputs (includes inputs that reflect the Portfolios’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of each Portfolio’s assets and liabilities classified in the fair value hierarchy as of June 30, 2017, is reported on a schedule following each Portfolio’s Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Portfolios use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Portfolio’s shares, and the Portfolio may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on the review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in

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U.S. markets that represent foreign securities and baskets of foreign securities. If a Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Portfolios may also fair value securities in other situations, for example, when a particular foreign market is closed but a Portfolio is open. For foreign equity securities and foreign equity futures contracts, the Portfolios use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds, debentures, and other debt securities, are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service, and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

Senior floating rate loans (“Loans”) are valued at the average of available bids in the market for such Loans, as provided by a Board-approved loan pricing service, and are generally categorized as Level 2.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in Registered investment companies are generally categorized as Level 1.

Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade reported by a Board-approved pricing service, and are generally categorized as Level 1. Option contracts traded on national securities exchanges are valued at the mean of the last bid and ask price reported by a Board-approved pricing service as of the close of the exchange on which they are traded, and are generally categorized as Level 1. Option contracts traded in the over-the-counter (“OTC”) market are valued based at the mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or OTC market and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted policies and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Portfolios, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Trust’s fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Derivative Instruments

Forward Foreign Currency Contracts: During the period, the Strategic Multi-Asset Portfolio used forward contracts to attempt to protect the value of securities and related receivables and payables against changes in future foreign exchange rates, to manage and/or gain exposure to certain foreign currencies and/or to attempt to enhance return.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by a Portfolio as unrealized appreciation or depreciation. On the settlement date, a Portfolio records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to the Portfolios of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Portfolio’s loss will generally consist of the net amount of contractual payments that the Portfolio has not yet received though the Portfolio’s maximum exposure due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Statement of Assets and Liabilities. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

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Forward foreign currency contracts outstanding at the end of the period, if any, are reported on a schedule following the Portfolio’s Portfolio of Investments.

Futures: During the period, Government and Quality Bond, SA BlackRock Multi-Asset Income and the Strategic Multi-Asset Portfolios used futures contracts to attempt to increase or decrease exposure to equity, bond and currency markets and to manage duration and yield curve positioning.

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Portfolio will be required to segregate an initial margin payment of cash or other liquid securities with the futures commission merchant (the “broker”). Subsequent payments are made or received by the Portfolio as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. Such receipts or payments are recorded in the Statements of Assets and Liabilities as variation margin for changes in the value of the contracts and as due to/from broker for the changes in the value of the initial margin requirement. When a contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The primary risk to the Portfolios of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security or securities. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While the Portfolios will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, a Portfolio may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Portfolio has insufficient cash to meet margin requirements, the Portfolio may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to the Portfolios since the futures contracts are generally exchange-traded.

Futures contracts outstanding at the end of the period, if any, are reported on a schedule following the Portfolio’s Portfolio of Investments.

Master Agreements: Certain Portfolios that hold derivative instruments and other financial instruments may be a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern such instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by a Portfolio and applicable counterparty. Collateral requirements are generally determined based on a Portfolio’s net position with each counterparty. Master Agreements may also include certain provisions that require a Portfolio to post additional collateral upon the occurrence of certain events, such as when a Portfolio’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Portfolio may also occur upon a decline in a Portfolio’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Portfolio’s counterparties to elect early termination could cause a Portfolio to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Portfolio’s financial statements. The Portfolios do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

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The following tables represent the value of derivatives held as of June 30, 2017, by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities and the effect of derivatives on the Statements of Operations for six months ended June 30, 2017. For a detailed presentation of derivatives held as of June 30, 2017, please refer to a schedule following each Portfolio’s Portfolio of Investments.

	Asset Derivatives
	Interest Rate Contracts	Equity Contracts	Foreign Exchange Contracts		Total
Portfolio	Futures Contracts(1)(4)	Futures Contracts(1)(4)	Forward Foreign Currency Contracts(2)	Futures Contracts(1)(4)
Government and Quality Bond	$178,313	$—	$—	$—	$178,313
SA BlackRock Multi-Asset Income	8,079	—	—	396	8,475
Strategic Multi-Asset	—	—	140,673	—	140,673

	Liability Derivatives
	Interest Rate Contracts	Equity Contracts	Foreign Exchange Contracts		Total
Portfolio	Futures Contracts(1)(4)	Futures Contracts(1)(4)	Forward Foreign Currency Contracts(3)	Futures Contracts(1)(4)
Government and Quality Bond	$—	$—	$—	$—	$—
SA BlackRock Multi-Asset Income	—	—	—	—	—
Strategic Multi-Asset	844	195	210,001	—	211,040

Statement of Assets and Liabilities Location:

(1)	Variation margin on futures contracts
(2)	Unrealized appreciation on forward foreign currency contracts
(3)	Unrealized depreciation on forward foreign currency contracts
(4)	The variation margin on futures contracts is included in the cumulative appreciation (depreciation) as reported on each Portfolio’s Portfolio of Investments in the following amounts:

Portfolio	Cumulative Appreciation (Depreciation)
Government and Quality Bond	$314,125
SA BlackRock Multi-Asset Income	(17,494)
Strategic Multi-Asset	803

	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations
	Interest Rate Contracts	Equity Contracts	Foreign Exchange Contracts		Total
Portfolio	Futures Contracts(1)	Futures Contracts(1)	Forward Foreign Currency Contracts(2)	Futures Contracts(1)
Government and Quality Bond	$(1,614,168)	$—	$—	$—	$(1,614,168)
SA BlackRock Multi-Asset Income	(29,599)	7,814	—	(9,027)	(30,812)
Strategic Multi-Asset	4,145	(36,263)	(239,554)	—	(271,672)

	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
	Interest Rate Contracts	Equity Contracts	Foreign Exchange Contracts		Total
Portfolio	Futures Contracts(3)	Futures Contracts(3)	Forward Foreign Currency Contracts(4)	Futures Contracts(3)
Government and Quality Bond	$803,813	$—	$—	$—	$803,813
SA BlackRock Multi-Asset Income	(16,503)	(5,680)	—	(11,005)	(33,188)
Strategic Multi-Asset	(679)	(1,920)	(78,540)	—	(81,139)

Statement of Operations Location:

(1)	Net realized gain (loss) on futures contracts
(2)	Net realized foreign exchange gain (loss) on other assets and liabilities
(3)	Change in unrealized appreciation (depreciation) on futures contracts
(4)	Change in unrealized foreign exchange gain (loss) on other assets and liabilities

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The following table represents the average monthly balances of derivatives held during the six months ended June 30, 2017.

	Average Amount Outstanding During the Period
Portfolio	Futures Contracts(1)	Foreign Exchange Contracts(2)
Government and Quality Bond	$64,904,424	$—
SA BlackRock Multi-Asset Income	4,352,411	—
Strategic Multi-Asset	521,459	21,256,726

(1)	Amounts represent values in US dollars.
(2)	Amounts represent notional amounts in US dollars.

The following table sets forth the Portfolios’ derivative assets and liabilities by counterparty, net of amounts available for offset under Master Agreements and net of the related collateral pledged/(received) as of June 30, 2017. The repurchase agreements held by the Portfolios as of June 30, 2017, are also subject to Master Agreements but are not included in the following table. See each Portfolio’s Portfolio of Investments and the Notes to the Financial Statements for more information about the Portfolios’ holdings in repurchase agreements.

	Strategic Multi-Asset Portfolio								Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total
Australia and New Zealand Banking Group Ltd.	$439	$—	$—	$439	$474	$—	$—	$474	$(35)	$—	$(35)
Bank of America, N.A.	13,906	—	—	13,906	19,388	—	—	19,388	(5,482)	—	(5,482)
Barclays Bank PLC	6,439	—	—	6,439	11,350	—	—	11,350	(4,911)	—	(4,911)
BNP Paribas SA	555	—	—	555	560	—	—	560	(5)	—	(5)
Canadian Imperial Bank of Commerce	356	—	—	356	755	—	—	755	(399)	—	(399)
Citibank, N.A.	40,231	—	—	40,231	9,679	—	—	9,679	30,552	—	30,552
Commonwealth Bank of Australia	11	—	—	11	212	—	—	212	(201)	—	(201)
Credit Agricole CIB	868	—	—	868	—	—	—	—	868	—	868
Credit Suisse International	14	—	—	14	511	—	—	511	(497)	—	(497)
Deutsche Bank AG	5,651	—	—	5,651	7,700	—	—	7,700	(2,049)	—	(2,049)
Goldman Sachs International	709	—	—	709	95,730	—	—	95,730	(95,021)	—	(95,021)
HSBC Bank USA	874	—	—	874	328	—	—	328	546	—	546
JPMorgan Chase Bank	7,216	—	—	7,216	6,871	—	—	6,871	345	—	345
Morgan Stanley and Co. International PLC	56,878	—	—	56,878	49,796	—	—	49,796	7,082	—	7,082
Royal Bank of Canada	—	—	—	—	87	—	—	87	(87)	—	(87)
Standard Chartered Bank	1,135	—	—	1,135	2,413	—	—	2,413	(1,278)	—	(1,278)
State Street Bank and Trust Company	5,011	—	—	5,011	1,338	—	—	1,338	3,673	—	3,673
UBS AG	380	—	—	380	2,809	—	—	2,809	(2,429)	—	(2,429)

	$140,673	$—	$—	$140,673	$210,001	$—	$—	$210,001	$(69,328)	$—	$(69,328)

(1)	Gross amounts of recognized assets and liabilities not offset in the Statements of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the net amount of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

Foreign Currency Translation: The books and records of the Portfolios are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.

The Portfolios do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period.

Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the period.

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Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statements of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and the settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Portfolios’ books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rates and realized gains and losses on forward foreign currency contracts.

Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders: Security transactions are recorded on a trade date basis. Realized gains and losses on the sale of investments are calculated on the identified cost basis. For financial statement purposes, the Portfolios amortize all premiums and accrete all discounts on fixed income securities.

Securities purchased or sold on a when-issued or forward commitment basis are included in investments purchased/sold on an extended settlement basis in the Statement of Assets and Liabilities.

Interest income is accrued daily from settlement date except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed after the ex-dividend date. Paydown gains and losses on mortgage and asset-backed securities are recorded as components of interest income on the Statement of Operations.

Portfolios which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest, dividends, and capital gains from the sale of foreign securities at various rates. India, Thailand, and certain other countries’ tax regulations require that taxes be paid on capital gains realized by a Portfolio.

Distributions received from a Portfolio’s investments in U.S. real estate investment trusts (“REITS”) often include a “return of capital” which is recorded as a reduction to the cost basis of the securities held.

Net investment income, expenses other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of share at the beginning of the day (after adjusting for current capital shares activity of the respective class).

Expenses common to all Portfolios are allocated among the Portfolios based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Portfolio as incurred on a specific identification basis.

Dividends from net investment income and capital gain distributions, if any, are paid annually. The Portfolios record dividends and distributions to their shareholders on the ex-dividend date.

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net assets are not affected by these reclassifications.

Each Portfolio is considered a separate entity for tax purposes and intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net capital gains on investments, to its shareholders. Each Portfolio also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is required.

The Portfolios recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed each Portfolio’s tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2013 – 2015 or expected to be taken in each Portfolio’s 2016 tax return. The Portfolios are not aware of any tax provisions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Portfolios file U.S. federal and certain state income tax returns. With few exceptions, the Portfolios are no longer subject to U.S. federal and state tax examinations by tax authorities for tax returns ending before 2013.

Repurchase Agreements: The Portfolios, along with other affiliated registered investment companies, pursuant to procedures adopted by the Board and applicable guidance from the Securities and Exchange Commission (“SEC”), may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repurchase agreements and joint repurchase agreements, the Trust’s custodian takes possession of the collateral pledged for investments in such repurchase agreements (“repo” or collectively “repos”). The underlying collateral is valued daily on a mark to market basis, plus accrued interest to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by a Portfolio may be delayed or limited.

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As of June 30, 2017, the following Portfolios held an undivided interest in a joint repurchase agreement with Bank of America Securities LLC:

Portfolio	Percentage Ownership	Principal Amount
Government and Quality Bond	54.60%	$32,760,000
Growth and Income	0.72	430,000
Growth	1.55	930,000
Capital Appreciation	3.26	1,955,000
Natural Resources	0.17	100,000
Strategic Multi-Asset	1.11	665,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Bank of America Securities LLC, dated June 30, 2017, bearing interest at a rate of 1.06% per annum, with a principal amount of $60,000,000, a repurchase price of $60,005,300, and a maturity date of July 3, 2017. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	2.13%	05/15/2025	$61,526,000	$61,516,387

As of June 30, 2017, the following Portfolios held an undivided interest in a joint repurchase agreement with Barclays Capital, Inc.:

Portfolio	Percentage Ownership	Principal Amount
Government and Quality Bond	54.60%	$27,300,000
Growth and Income	0.72	360,000
Growth	1.55	775,000
Capital Appreciation	3.26	1,630,000
Natural Resources	0.16	80,000
Strategic Multi-Asset	1.11	555,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Barclays Capital, Inc., dated June 30, 2017, bearing interest at a rate of 1.05% per annum, with a principal amount of $50,000,000, a repurchase price of $50,004,375, and a maturity date of July 3, 2017. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Bonds	3.00%	11/15/2045	$49,098,000	$51,038,905

As of June 30, 2017, the following Portfolios held an undivided interest in a joint repurchase agreement with BNP Paribas SA:

Portfolio	Percentage Ownership	Principal Amount
Government and Quality Bond	54.62%	$46,425,000
Growth and Income	0.74	630,000
Growth	1.56	1,325,000
Capital Appreciation	3.27	2,780,000
Natural Resources	0.18	155,000
Strategic Multi-Asset	1.12	955,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

BNP Paribas SA, dated June 30, 2017, bearing interest at a rate of 1.08% per annum, with a principal amount of $85,000,000, a repurchase price of $85,007,650, and a maturity date of July 3, 2017. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	2.25%	01/31/2024	$84,893,900	$86,733,292

As of June 30, 2017, the following Portfolios held an undivided interest in a joint repurchase agreement with Deutsche Bank AG:

Portfolio	Percentage Ownership	Principal Amount
Government and Quality Bond	54.59%	$11,205,000
Growth and Income	0.71	145,000
Growth	1.53	315,000
Capital Appreciation	3.24	665,000
Natural Resources	0.15	30,000
Strategic Multi-Asset	1.10	225,000

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As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Deutsche Bank AG, dated June 30, 2017, bearing interest at a rate of 1.10% per annum, with a principal amount of $20,525,000, a repurchase price of $20,526,881, and a maturity date of July 3, 2017. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	2.00%	10/31/2021	$20,692,000	$20,969,135

As of June 30, 2017, the following Portfolios held an undivided interest in a joint repurchase agreement with RBS Securities, Inc.:

Portfolio	Percentage Ownership	Principal Amount
Government and Quality Bond	54.60%	$41,280,000
Growth and Income	0.72	545,000
Growth	1.55	1,170,000
Capital Appreciation	3.26	2,465,000
Natural Resources	0.17	125,000
Strategic Multi-Asset	1.11	840,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

RBS Securities, Inc., dated June 30, 2017, bearing interest at a rate of 1.04% per annum, with a principal amount of $75,600,000, a repurchase price of $75,606,552, and a maturity date of July 3, 2017. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	1.50%	08/31/2018	$76,570,000	$77,086,920

Mortgage-Backed Dollar Rolls: During the period ended, the Government and Quality Bond Portfolio entered into dollar rolls using “to be announced” (“TBA”) mortgage-backed securities (“TBA Rolls”). TBA Roll transactions involve the sale of mortgage or other asset backed securities with the commitment to purchase substantially similar securities on a specified future date. The Portfolios’ policy is to record the components of TBA Rolls as purchase/sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the date the transaction is entered into. TBA Roll transactions involve the risk that the market value of the securities held by a Portfolio may decline below the price of the securities that the Portfolio has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a TBA Roll transaction files bankruptcy or becomes insolvent, a Portfolio’s use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Portfolio’s obligation to repurchase the securities. The return earned by a Portfolio with the proceeds of the TBA roll transaction may not exceed the transaction costs.

When-Issued Securities and Forward Commitments: Certain Portfolios may purchase or sell when-issued securities, including TBA securities that have been authorized, but not yet issued in the market. In addition, a Portfolio may purchase or sell securities on a forward commitment basis. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The Portfolios may engage in when-issued or forward commitment transactions in order to secure what is considered to be an advantageous price and yield at the time of entering into the obligation. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a when-issued or forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. For the six months ended June 30, 2017, the Government and Quality Bond Portfolio purchased and/or sold when-issued securities.

Stripped Mortgage-Backed Securities: Stripped Mortgage-Backed Securities (“SMBS”) are multiple-class mortgage-backed securities. SMBS are often structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. SMBS have greater market volatility than other types of U.S. government securities in which a Portfolio invests. A common type of SMBS has one class receiving some of the interest and all or most of the principal (the “principal only” class) from the mortgage pool, while the other class will receive all or most of the interest (the “interest only” class). The yield to maturity on an interest only class is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments, including principal prepayments, on the underlying pool of mortgage assets, and a rapid rate of principal payment may have a material adverse effect on a Portfolio’s yield.

New Accounting Pronouncement: In October 2016, the SEC adopted amendments to rules under the 1940 Act (“final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. The final rules amend Regulation S-X and require funds to provide standardized, enhanced derivative disclosure in fund financial statements in a format designed for individual investors. The amendments to Regulation S-X also update the disclosures for other investments and investments in and advances to affiliates and amend the rules regarding the general form and content of fund financial statements. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the amendments and their impact, if any, on the Portfolios’ financial statements.

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Note 3.  Investment Advisory Agreement and Other Transactions with Affiliates

The Trust has entered into an Investment Advisory and Management Agreement (the “Management Agreement”) with SAAMCo with respect to each Portfolio. SAAMCo serves as manager for each of the Portfolios. The Management Agreement provides that SAAMCo shall act as investment adviser to the Trust; manage the Trust’s investments; administer its business affairs; furnish offices, necessary facilities and equipment; provide clerical, bookkeeping and administrative services; and permit any of its officers or employees to serve, without compensation, as trustees or officers of the Trust, if duly elected to such positions.

The Trust pays SAAMCo a monthly fee, calculated daily at the following annual percentages of each Portfolio’s average daily net assets:

Portfolio	Average Daily Net Assets	Management Fee
Government and Quality Bond	$0-$200 million	.625%
	> $200 million	.575%
	> $500 million	.500%

Asset Allocation	$0-$50 million	.750%
	> $50 million	.650%
	> $150 million	.600%
	> $250 million	.550%

Growth and Income	$0-$100 million	.700%
	> $100 million	.650%
	> $250 million	.600%
	> $500 million	.575%

Growth	$0-$250 million	.750%
	> $250 million	.675%
	> $500 million	.600%

Portfolio	Average Daily Net Assets	Management Fee
Capital Appreciation	$0-$50 million	.750%
	> $50 million	.725%
	> $100 million	.700%

Natural Resources	> $0	.750%

SA BlackRock Multi-Asset Income(1)(2)	$0-$200 million	1.000%
	> $200 million	.875%
	> $500 million	.800%

Strategic Multi-Asset	$0-$200 million	1.000%
	> $200 million	.875%
	> $500 million	.800%

(1)	Pursuant to a Fee Waiver Agreement, SAAMCo is contractually obligated to waive a portion of its management fee with respect to the Portfolio so that the management fee rate payable by the Portfolio to SAAMCo under the Management Agreement is 0.80% of the Portfolio’s average daily net assets on the first $100 million, 0.77% on the next $400 million, 0.75% on the next $500 million and 0.72% thereafter. This Fee Waiver Agreement will continue in effect until April 30, 2018. The Fee Waiver Agreement will automatically terminate upon the termination of the Management Agreement. SAAMCo may not recoup any management fees waived with respect to the Portfolio pursuant to the Fee Waiver Agreement.
(2)	SAAMCo has also contractually agreed to waive a portion of its management fee with respect to the Portfolio in an amount equal to the Portfolio’s expenses related to investments in ETFs managed or advised by BlackRock Investment Management, LLC or its affiliates.

For the six months ended June 30, 2017, the amount of investment advisory fees waived was $62,363 for the SA BlackRock Multi-Asset Income Portfolio. This amount is reflected in the Statement of Operations.

Wellington Management Company LLP (“Wellington Management”) EDGE Asset Management, Inc. (“EDGE”) and BlackRock Investment Management, LLC (“BlackRock”), act as Subadvisers to the Trust pursuant to Subadvisory Agreements with SAAMCo. Under the Subadvisory Agreements, Wellington Management, EDGE and BlackRock manage the investment and reinvestment of the assets of the Portfolios of the Trust. Wellington Management, EDGE and BlackRock are independent of SAAMCo and discharge their responsibilities subject to the policies of the Board and oversight and supervision of SAAMCo, which pays Wellington Management, EDGE and BlackRock fees out of advisory fees it receives from the Portfolios.

The subadvisory fees paid to Wellington Management for all Portfolios except Asset Allocation which is paid to EDGE and SA BlackRock Multi-Asset Income which is paid to BlackRock, are as follows:

Portfolio	Average Daily Net Assets	Subadvisory Fee
Government and Quality Bond	$0-$50 million	.225%
	> $50 million	.125%
	> $100 million	.100%

Asset Allocation	$0-$50 million	.400%
	> $50 million	.300%
	> $150 million	.250%
	> $250 million	.200%

Growth and Income	$0-$50 million	.325%
	> $50 million	.225%
	> $150 million	.200%
	> $500 million	.150%

Growth	$0-$50 million	.325%
	> $50 million	.225%
	> $150 million	.200%
	> $500 million	.150%

Portfolio	Average Daily Net Assets	Subadvisory Fee
Capital Appreciation	$0-$50 million	.375%
	> $50 million	.275%
	> $150 million	.250%

Natural Resources	$0-$50 million	.350%
	> $50 million	.250%
	> $150 million	.200%
	> $500 million	.150%

SA BlackRock Multi-Asset Income(1)	$0-$100 million	.425%
	> $100 million	.400%
	> $500 million	.375%
	> $1 billion	.350%

Strategic Multi-Asset	$0-$50 million	.300%
	> $50 million	.200%
	> $150 million	.175%
	> $500 million	.150%

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(1)	BlackRock has agreed to a contractual fee waiver arrangement pursuant to which it will waive all or a portion of its subadvisory fee in an amount equal to the Portfolio’s expenses related to investments in ETFs managed or advised by BlackRock or its affiliates. Notwithstanding the foregoing, the subadvisory fee waiver will not exceed 100% of the subadvisory fee.

Class 2 and Class 3 shares of each Portfolio are subject to a Rule 12b-1 plan that provides for service fees payable at the annual rate of 0.15% and 0.25%, respectively of the average daily net assets of such Class 2 and Class 3 shares, respectively. The service fees will be used to compensate the Life Companies for expenditures made to financial intermediaries for providing services to contract holders who are the indirect beneficial owners of the Portfolios’ Class 2 and Class 3 shares.

The Trust has entered into a Transfer Agency and Services Agreement with VALIC Retirement Services Company (“VRSCO”), a wholly owned subsidiary of the Variable Annuity Life Insurance Company (“VALIC”), which is an affiliate of the Adviser. Under the agreement, VRSCO provides services, which include the issuance and redemption of shares, payment of dividends between the Trust and their “institutional” shareholders and certain shareholder reporting services including confirmation of transactions, statements of account and tax reporting. The Trust, and certain other mutual funds advised by SAAMCo pay VRSCO an annual fee in the aggregate amount of $150,000 for Transfer Agency Services provided pursuant to the agreement, which is allocated based on shareholder accounts. Accordingly, for the six months ended June 30, 2017, transfer agent fees were paid (see Statement of Operations) based on the aforementioned agreement.

SAAMCo has contractually agreed to waive its fees and/or reimburse expenses for the SA BlackRock Multi-Asset Income Portfolio until April 30, 2018, so that the annual operating expenses does not exceed 0.58% for Class 1 shares and 0.83% for Class 3 shares, respectively. Further, SAAMCo has contractually agreed to waive fees and/or reimburse expenses, if necessary, for the Strategic Multi-Asset Portfolio, so that the annual operating expenses do not exceed 0.86% for Class 1 shares and 1.11% for Class 3 shares, respectively. For the purposes of waived fee and/or reimbursed expense calculations, annual operating expenses shall not include extraordinary expenses (i.e., expenses that are unusual in nature and/or infrequent in occurrence, such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of a Portfolio’s business. Any voluntary or contractual waivers or reimbursements made by SAAMCo with respect to the SA BlackRock Multi-Asset Income and Strategic Multi-Asset Portfolios are subject to recoupment from each Portfolio within two years after the occurrence of the waivers and/or reimbursements, provided that the Portfolios are able to effect such payment to SAAMCo and remain in compliance with the contractual expense limitations in effect at the time the waivers and/or reimbursements were made. The contractual fee waivers and/or expense limitations may be modified or discontinued prior to April 30, 2018, only with the approval of the Board. For the six months ended June 30, 2017, pursuant to the contractual and voluntary expense limitations mentioned above, SAAMCo waived fees and/or reimbursed expenses as follows:

Portfolio	Amount
SA BlackRock Multi-Asset Income — Class 1	$23,458
SA BlackRock Multi-Asset Income — Class 3	9,021
Strategic Multi-Asset — Class 1	75,902
Strategic Multi-Asset — Class 3	6,526

For the six months ended June 30, 2017, the amounts repaid to the Adviser which are included in the Statement of Operations along with the remaining balance subject to recoupment are as follows:

	Amount Recouped	Balance Subject to Recoupment
Portfolio	June 30, 2017	December 31, 2017	December 31, 2018	June 30, 2019
SA BlackRock Multi-Asset Income — Class 1	$—	$29,405	$63,107	$23,458
SA BlackRock Multi-Asset Income — Class 3	—	283	5,420	9,021
Strategic Multi-Asset — Class 1	—	61,325	178,941	75,902
Strategic Multi-Asset — Class 3	—	—	1,793	6,526

At June 30, 2017, the following affiliates owned outstanding shares of the following Portfolios:

	Holder
Portfolio	USL	AGL	VALIC	SunAmerica Dynamic Allocation Portfolio	SunAmerica Dynamic Strategy Portfolio
Government and Quality Bond	2.49%	54.25%	0.10%	35.06%	8.09%
Asset Allocation	3.61	96.38	0.01	—	—
Growth and Income	0.14	4.01	—	95.63	—
Growth	2.36	67.49	0.00	29.70	—
Capital Appreciation	2.87	82.88	0.08	13.91	—
Natural Resources	4.41	95.39	0.02	—	—
SA BlackRock Multi-Asset Income	2.48	91.33	1.11	—	—
Strategic Multi-Asset	1.33	90.47	—	—	—

82

Note 4.  Expense Reductions

Through expense offset arrangements resulting from broker commission recapture, a portion of the expenses of certain Portfolios have been reduced. For the six months ended June 30, 2017, the amount of expense reductions received by each Portfolio used to offset non-affiliated expenses are reflected as Fees paid indirectly in the Statement of Operations.

Note 5.  Purchases and Sales of Investment Securities

The cost of purchases and proceeds from sales and maturities of long-term investments for the six months ended June 30, 2017 were as follows:

Portfolio	Purchases of Investment Securities (excluding U.S. Government Securities)	Sales of Investment Securities (excluding U.S. Government Securities)	Purchases of U.S. Government Securities	Sales of U.S. Government Securities
Government and Quality Bond	$127,070,855	$84,372,288	$206,710,553	$273,125,173
Asset Allocation	36,274,855	41,230,023	3,305,375	3,949,908
Growth and Income	29,282,791	56,398,631	—	—
Growth	111,497,841	217,332,028	—	—
Capital Appreciation	438,250,131	529,299,369	—	—
Natural Resources	63,090,876	75,215,019	—	—
SA BlackRock Multi-Asset Income	4,781,902	1,346,757	—	—
Strategic Multi-Asset	10,291,001	8,832,573	388,555	294,914

Note 6.  Federal Income Taxes

The following details the tax basis of distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statements of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, investments in passive foreign investment companies, investments in real estate investment trusts, investments in regulated investment companies, straddles, amortization for premium/discount, contingent payment debt instruments, investments in partnerships, treatment of defaulted securities and derivative transactions.

	For the year ended December 31, 2016
	Distributable Earnings			Tax Distributions
Portfolio	Ordinary Income	Long-Term Gains, Capital and Other Losses	Unrealized Appreciation (Depreciation)*	Ordinary Income	Long-Term Capital Gains
Government and Quality Bond	$27,689,364	$(1,835,009)	$2,574,834	$32,285,974	$600,547
Asset Allocation	5,318,819	15,698,267	8,670,180	5,184,472	13,295,515
Growth and Income	1,468,614	5,686,009	28,714,125	1,508,117	8,736,288
Growth	4,270,641	(778,348)	30,651,455	15,264,717	21,139,685
Capital Appreciation	—	106,719,764	119,475,549	—	163,922,414
Natural Resources	2,625,419	(71,956,004)	5,824,166	4,617,761	—
SA BlackRock Multi-Asset Income	617,830	(409,646)	(445,003)	1,253,545	1,318,948
Strategic Multi-Asset	66,272	(19,334)	(217,518)	327,391	1,294,134

*	Unrealized appreciation (depreciation) includes amounts for derivatives and other assets and liabilities denominated in foreign currency.

As of December 31, 2016, for Federal income tax purposes, the Portfolios indicated below have capital loss carryforwards, which expire in the year indicated, which are available to offset future capital gains, if any:

Portfolio	Unlimited†
	ST	LT
Government and Quality Bond	$—	$1,835,009
Asset Allocation	—	—
Growth and Income	—	—
Growth	778,348	—
Capital Appreciation	—	—
Natural Resources	7,363,739	64,592,265
SA BlackRock Multi-Asset Income	165,749	243,897
Strategic Multi-Asset	19,334	—

†

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Act") was enacted which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the fund will be permitted to carry forward capital losses

83

incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term losses rather than being considered all short-term as under previous law.

As of December 31, 2016, the amounts of the aggregate unrealized gain (loss) and the cost of investment securities for federal income tax purposes, including short-term securities and repurchase agreements, were as follows:

Portfolio	Aggregate Unrealized Gain	Aggregate Unrealized Loss	Net Unrealized Gain (Loss)	Cost of Investments
Government and Quality Bond	$28,306,456	$(10,672,207)	$17,634,249	$1,730,714,432
Asset Allocation	18,476,450	(4,247,534)	14,228,916	179,778,017
Growth and Income	37,378,617	(835,437)	36,543,180	149,997,154
Growth	52,070,072	(6,027,478)	46,042,594	346,916,929
Capital Appreciation	254,896,100	(21,203,907)	233,692,193	1,095,963,447
Natural Resources	3,305,049	(11,350,736)	(8,045,687)	109,665,718
SA BlackRock Multi-Asset Income	463,234	(264,336)	198,898	26,293,674
Strategic Multi-Asset	1,526,811	(417,011)	1,109,800	22,558,861

Note 7.  Capital Share Transactions

Transactions in capital shares of each class of each Portfolio were as follows:

	Government and Quality Bond Portfolio
	Class 1				Class 2
	For the six months ended June 30, 2017 (unaudited)		For the year ended December 31, 2016		For the six months ended June 30, 2017 (unaudited)		For the year ended December 31, 2016
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	6,118,143	$92,683,731	16,463,438	$255,626,536	52,210	$784,939	117,238	$1,771,349
Reinvested dividends	—	—	1,161,980	17,752,551	—	—	40,299	616,753
Shares redeemed	(7,900,277)	(118,152,786)	(6,625,265)	(101,012,243)	(228,312)	(3,433,032)	(508,394)	(7,814,507)

Net increase (decrease)	(1,782,134)	$(25,469,055)	11,000,153	$172,366,844	(176,102)	$(2,648,093)	(350,857)	$(5,426,405)

	Class 3
	For the six months ended June 30, 2017 (unaudited)		For the year ended December 31, 2016
	Shares	Amount	Shares	Amount
Shares sold	3,164,543	$47,352,666	10,821,495	$164,671,712
Reinvested dividends	—	—	952,824	14,517,217
Shares redeemed	(4,611,087)	(68,922,374)	(9,923,325)	(150,379,284)

Net increase (decrease)	(1,446,544)	$(21,569,708)	1,850,994	$28,809,645

	Asset Allocation Portfolio
	Class 1				Class 2
	For the six months ended June 30, 2017 (unaudited)		For the year ended December 31, 2016		For the six months ended June 30, 2017 (unaudited)		For the year ended December 31, 2016
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	32,820	$478,837	96,667	$1,401,937	16,039	$233,442	129,492	$1,825,334
Reinvested dividends	—	—	864,454	11,815,787	—	—	94,876	1,295,980
Shares redeemed	(561,565)	(8,218,480)	(1,385,211)	(19,795,991)	(88,339)	(1,295,520)	(169,051)	(2,400,137)

Net increase (decrease)	(528,745)	$(7,739,643)	(424,090)	$(6,578,267)	(72,300)	$(1,062,078)	55,317	$721,177

	Class 3
	For the six months ended June 30, 2017 (unaudited)		For the year ended December 31, 2016
	Shares	Amount	Shares	Amount
Shares sold	398,895	$5,794,847	1,064,143	$14,793,953
Reinvested dividends	—	—	395,262	5,368,219
Shares redeemed	(424,738)	(6,163,153)	(1,158,837)	(16,013,416)

Net increase (decrease)	(25,843)	$(368,306)	300,568	$4,148,756

84

	Growth and Income Portfolio
	Class 1
	For the six months ended June 30, 2017 (unaudited)		For the year ended December 31, 2016
	Shares	Amount	Shares	Amount
Shares sold	6,300	$85,989	275,946	$3,299,914
Reinvested dividends	—	—	845,709	10,244,405
Shares redeemed	(2,101,552)	(28,723,065)	(1,803,408)	(22,642,594)

Net increase (decrease)	(2,095,252)	$(28,637,076)	(681,753)	$(9,098,275)

	Growth Portfolio
	Class 1				Class 2
	For the six months ended June 30, 2017 (unaudited)		For the year ended December 31, 2016		For the six months ended June 30, 2017 (unaudited)		For the year ended December 31, 2016
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	34,854	$953,102	335,398	$8,555,325	586	$15,923	10,589	$271,874
Reinvested dividends	—	—	1,100,311	27,423,787	—	—	56,881	1,420,015
Shares redeemed	(3,689,770)	(102,702,341)	(7,949,093)	(217,345,229)	(87,321)	(2,437,767)	(126,242)	(3,294,819)

Net increase (decrease)	(3,654,916)	$(101,749,239)	(6,513,384)	$(181,366,117)	(86,735)	$(2,421,844)	(58,772)	$(1,602,930)

	Class 3
	For the six months ended June 30, 2017 (unaudited)		For the year ended December 31, 2016
	Shares	Amount	Shares	Amount
Shares sold	101,666	$2,829,611	179,653	$4,671,445
Reinvested dividends	—	—	303,471	7,560,600
Shares redeemed	(312,126)	(8,679,132)	(645,396)	(16,730,991)

Net increase (decrease)	(210,460)	$(5,849,521)	(162,272)	$(4,498,946)

	Capital Appreciation Portfolio
	Class 1				Class 2
	For the six months ended June 30, 2017 (unaudited)		For the year ended December 31, 2016		For the six months ended June 30, 2017 (unaudited)		For the year ended December 31, 2016
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	27,083	$1,125,770	927,515	$35,127,045	5,900	$233,277	21,128	$821,207
Reinvested dividends	—	—	2,077,388	79,138,273	—	—	166,278	6,106,794
Shares redeemed	(1,264,761)	(53,647,343)	(4,613,101)	(191,732,034)	(130,382)	(5,339,660)	(210,364)	(8,212,739)

Net increase (decrease)	(1,237,678)	$(52,521,573)	(1,608,198)	$(77,466,716)	(124,482)	$(5,106,383)	(22,958)	$(1,284,738)

	Class 3
	For the six months ended June 30, 2017 (unaudited)		For the year ended December 31, 2016
	Shares	Amount	Shares	Amount
Shares sold	407,053	$16,041,884	1,305,333	$48,921,329
Reinvested dividends	—	—	2,194,848	78,677,347
Shares redeemed	(1,761,149)	(70,313,103)	(2,426,500)	(92,526,789)

Net increase (decrease)	(1,354,096)	$(54,271,219)	1,073,681	$35,071,887

85

	Natural Resources Portfolio
	Class 1				Class 2
	For the six months ended June 30, 2017 (unaudited)		For the year ended December 31, 2016		For the six months ended June 30, 2017 (unaudited)		For the year ended December 31, 2016
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	26,817	$488,847	126,320	$2,005,556	14,476	$264,697	10,423	$171,931
Reinvested dividends	—	—	77,441	1,228,880	—	—	17,988	285,068
Shares redeemed	(137,450)	(2,523,383)	(3,459,041)	(56,825,328)	(42,581)	(781,021)	(86,398)	(1,451,951)

Net increase (decrease)	(110,633)	$(2,034,536)	(3,255,280)	$(53,590,892)	(28,105)	$(516,324)	(57,987)	$(994,952)

	Class 3
	For the six months ended June 30, 2017 (unaudited)		For the year ended December 31, 2016
	Shares	Amount	Shares	Amount
Shares sold	404,527	$7,169,897	328,772	$5,359,222
Reinvested dividends	—	—	196,806	3,103,813
Shares redeemed	(505,423)	(9,210,836)	(1,319,530)	(21,711,003)

Net increase (decrease)	(100,896)	$(2,040,939)	(793,952)	$(13,247,968)

	SA BlackRock Multi-Asset Income Portfolio
	Class 1				Class 3
	For the six months ended June 30, 2017 (unaudited)		For the year ended December 31, 2016		For the six months ended June 30, 2017 (unaudited)		For the year ended December 31, 2016
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	10,569	$67,589	9,426	$65,217	832,283	$5,314,206	723,956	$4,762,211
Reinvested dividends	—	—	362,454	2,243,969	—	—	53,421	328,524
Shares redeemed	(252,835)	(1,616,416)	(357,754)	(2,354,937)	(77,834)	(500,326)	(51,602)	(323,255)

Net increase (decrease)	(242,266)	$(1,548,827)	14,126	$(45,751)	754,449	$4,813,880	725,775	$4,767,480

	Strategic Multi-Asset Portfolio
	Class 1				Class 3
	For the six months ended June 30, 2017 (unaudited)		For the year ended December 31, 2016		For the six months ended June 30, 2017 (unaudited)		For September 26, 2016@ to December 31, 2016
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	8,943	$66,140	21,465	$155,971	465,059	$3,507,712	68,991	$482,985
Reinvested dividends	—	—	232,799	1,621,525	—	—	—	—
Shares redeemed	(107,295)	(794,103)	(316,760)	(2,321,117)	(7,637)	(56,793)	(1,771)	(12,343)

Net increase (decrease)	(98,352)	$(727,963)	(62,496)	$(543,621)	457,422	$3,450,919	67,220	$470,642

@	Commencement of operations.

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Note 8.  Line of Credit

The Trust has access to a $75 million committed unsecured line of credit and, along with certain other funds managed by the Adviser, a $50 million uncommitted unsecured line of credit. The committed and uncommitted lines of credit are renewable on an annual basis with State Street Bank and Trust Company (“State Street”), the Trust’s custodian. Interest is currently payable on the committed line of credit at the higher of the Federal Funds Rate (but not less than zero) plus 125 basis points or the One-Month London Interbank Offered Rate (but not less than zero) plus 125 basis points and State Street’s discretionary bid rate on the uncommitted line of credit. The Trust, on behalf of each of the Portfolios, has paid State Street for its own account, such Portfolio’s ratable portion of an upfront fee in an amount equal to $100,000 in the aggregate for the committed and uncommitted lines of credit and the committed line of credit made available by State Street to certain other funds managed by the Adviser, which are also party to the uncommitted line of credit. The $100,000 upfront fee is inclusive of a closing fee of 5 basis points on the uncommitted line of credit. There is also a commitment fee of 25 basis points per annum on the daily unused portion of the committed line of credit. Borrowings under the line of credit will commence when the respective Portfolio’s cash shortfall exceeds $100,000. For the six months ended June 30, 2017, the following Portfolios had borrowings:

Portfolio	Days Outstanding	Interest Charges	Average Debt Utilized	Weighted Average Interest
Capital Appreciation . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	7	$726	$1,670,497	2.22%
Natural Resources . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	9	307	596,889	2.07

At June 30, 2017, there were no borrowings outstanding.

Note 9.  Interfund Lending Agreement

Pursuant to the exemptive relief granted by the SEC, the Portfolios are permitted to participate in an interfund lending program among investment companies advised by SAAMCo or an affiliate. The interfund lending program allows the participating Portfolios to borrow money from and lend money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Portfolios receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the six months ended June 30, 2017, none of the Portfolios participated in this program.

Note 10.  Investment Concentration

The Natural Resources Portfolio invests primarily in securities related to natural resources, such as energy, metals, mining and forest products. The Portfolio will be subject to certain risks specific to investing in the natural resources industry. Investments in securities related to precious metals and minerals are considered speculative. Prices of precious metals may fluctuate sharply over short time periods due to changes in inflation or expectations regarding inflation in various countries; metal sales by governments, central banks or international agencies; investment speculation; changes in industrial and commercial demand; and governmental prohibitions or restrictions on the private ownership of certain precious metals or minerals.

The Strategic Multi-Asset Portfolio invests internationally, including in “emerging market” countries. Emerging market securities involve risks not typically associated with investing in securities of issuers in more developed markets. The markets of emerging market countries are typically more volatile and potentially less liquid than more developed countries. These securities may be denominated in currencies other than U.S. dollars. While investing internationally may reduce portfolio risk by increasing the diversification of portfolio investments, the value of the investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility.

Each Portfolio may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so, and if the issuer defaults, a fund holding securities of such issuer might not be able to recover its investment from the U.S. Government. As a result of the Government and Quality Bond Portfolio and Asset Allocation Portfolio concentration in such investments, these portfolios may be subject to risks associated with U.S. Government agencies or instrumentalities.

Note 11.  Security Transactions with Affiliated Portfolios

The Portfolios are permitted to transfer securities by purchasing from and/or selling to other affiliated funds under certain conditions approved by the Board. The affiliated funds involved in such transactions must have a common investment adviser or investment advisers which are affiliated persons of each other, common Trustees, and/or common officers in compliance with Rule 17a-7 of the 1940 Act. Pursuant to the Act, such a transaction must be either a purchase or a sales, for no consideration other than cash payment against prompt delivery of the security at the current market price. No brokerage commission or fee (except for the customary transfer fees), or other remuneration is paid in connection with such transaction. For the six months ended June 30, 2017, the following Portfolios engaged in security transactions with affiliated Portfolios:

Portfolio	Cost of Purchases	Proceeds from Sales	Realized Gain/Loss
Growth . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$566,150	$—	$—
Natural Resources . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	—	201,595	50,651

87

ANCHOR SERIES TRUST

FINANCIAL HIGHLIGHTS

Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Distributions from net realized gain on investments	Total dividends and distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Ratio of expenses to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover rate

Government and Quality Bond Portfolio Class 1
12/31/12	$15.57	$0.29	$0.31	$0.60	$(0.37)	$(0.22)	$(0.59)	$15.58	3.83%	$326,992	0.59%		1.88%		81%
12/31/13	15.58	0.21	(0.55)	(0.34)	(0.38)	(0.15)	(0.53)	14.71	(2.15)	421,167	0.59		1.40		184
12/31/14	14.71	0.21	0.55	0.76	(0.29)	—	(0.29)	15.18	5.19	572,823	0.58		1.40		128
12/31/15	15.18	0.21	(0.13)	0.08	(0.23)	(0.05)	(0.28)	14.98	0.58	657,562	0.57		1.39		62
12/31/16	14.98	0.24	(0.02)	0.22	(0.22)	(0.10)	(0.32)	14.88	1.42	817,141	0.57		1.59		61
06/30/17(3)	14.88	0.15	0.13	0.28	—	—	—	15.16	1.88	805,601	0.57	(4)	1.96	(4)	22

Government and Quality Bond Portfolio Class 2
12/31/12	15.56	0.27	0.30	0.57	(0.34)	(0.22)	(0.56)	15.57	3.65	60,472	0.74		1.72		81
12/31/13	15.57	0.19	(0.54)	(0.35)	(0.35)	(0.15)	(0.50)	14.72	(2.22)	49,484	0.74		1.26		184
12/31/14	14.72	0.19	0.54	0.73	(0.26)	—	(0.26)	15.19	4.99	43,986	0.73		1.25		128
12/31/15	15.19	0.19	(0.14)	0.05	(0.20)	(0.05)	(0.25)	14.99	0.39	36,223	0.72		1.25		62
12/31/16	14.99	0.22	(0.02)	0.20	(0.19)	(0.10)	(0.29)	14.90	1.31	30,780	0.72		1.45		61
06/30/17(3)	14.90	0.14	0.13	0.27	—	—	—	15.17	1.81	28,668	0.72	(4)	1.81	(4)	22

Government and Quality Bond Portfolio Class 3
12/31/12	15.52	0.25	0.30	0.55	(0.33)	(0.22)	(0.55)	15.52	3.53	797,475	0.84		1.63		81
12/31/13	15.52	0.17	(0.53)	(0.36)	(0.34)	(0.15)	(0.49)	14.67	(2.28)	806,854	0.84		1.16		184
12/31/14	14.67	0.17	0.54	0.71	(0.25)	—	(0.25)	15.13	4.87	783,305	0.83		1.15		128
12/31/15	15.13	0.17	(0.13)	0.04	(0.19)	(0.05)	(0.24)	14.93	0.32	739,821	0.82		1.14		62
12/31/16	14.93	0.21	(0.03)	0.18	(0.18)	(0.10)	(0.28)	14.83	1.18	762,516	0.82		1.35		61
06/30/17(3)	14.83	0.13	0.13	0.26	—	—	—	15.09	1.75	754,170	0.82	(4)	1.71	(4)	22

(1)	Calculated based upon average shares outstanding.
(2)	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented.
(3)	Unaudited
(4)	Annualized

See Notes to Financial Statements

88

ANCHOR SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Distributions from net realized gain on investments	Total dividends and distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Ratio of expenses to average net assets(3)		Ratio of net investment income (loss) to average net assets(3)		Portfolio turnover rate

Asset Allocation Portfolio Class 1
12/31/12	$13.03	$0.37	$1.18	$1.55	$(0.43)	$—	$(0.43)	$14.15	11.95%	$159,351	0.80%		2.65%		30%
12/31/13	14.15	0.35	2.15	2.50	(0.44)	—	(0.44)	16.21	17.87	159,638	0.79		2.29		27
12/31/14	16.21	0.40	0.80	1.20	(0.41)	(0.46)	(0.87)	16.54	7.41	146,594	0.75		2.37		29
12/31/15	16.54	0.36	(0.66)	(0.30)	(0.49)	(1.71)	(2.20)	14.04	(1.72)	125,264	0.75		2.24		27
12/31/16	14.04	0.34	1.13	1.47	(0.42)	(1.05)	(1.47)	14.04	10.82	119,255	0.75		2.40		45
06/30/17(4)	14.04	0.16	0.75	0.91	—	—	—	14.95	6.48	119,129	0.76	(5)	2.24	(5)	21

Asset Allocation Portfolio Class 2
12/31/12	13.00	0.35	1.18	1.53	(0.41)	—	(0.41)	14.12	11.78	17,151	0.95		2.50		30
12/31/13	14.12	0.33	2.14	2.47	(0.41)	—	(0.41)	16.18	17.68	18,074	0.94		2.14		27
12/31/14	16.18	0.37	0.81	1.18	(0.38)	(0.46)	(0.84)	16.52	7.31	15,750	0.90		2.22		29
12/31/15	16.52	0.33	(0.64)	(0.31)	(0.47)	(1.71)	(2.18)	14.03	(1.83)	13,832	0.90		2.09		27
12/31/16	14.03	0.32	1.12	1.44	(0.40)	(1.05)	(1.45)	14.02	10.57	14,603	0.91		2.25		45
06/30/17(4)	14.02	0.15	0.76	0.91	—	—	—	14.93	6.49	14,465	0.91	(5)	2.09	(5)	21

Asset Allocation Portfolio Class 3
12/31/12	12.97	0.33	1.18	1.51	(0.40)	—	(0.40)	14.08	11.68	43,328	1.05		2.41		30
12/31/13	14.08	0.31	2.13	2.44	(0.40)	—	(0.40)	16.12	17.52	54,684	1.04		2.04		27
12/31/14	16.12	0.35	0.81	1.16	(0.37)	(0.46)	(0.83)	16.45	7.23	56,298	1.00		2.12		29
12/31/15	16.45	0.32	(0.66)	(0.34)	(0.45)	(1.71)	(2.16)	13.95	(1.99)	53,784	1.00		2.00		27
12/31/16	13.95	0.30	1.13	1.43	(0.39)	(1.05)	(1.44)	13.94	10.53	57,917	1.00		2.15		45
06/30/17(4)	13.94	0.14	0.75	0.89	—	—	—	14.83	6.38	61,236	1.01	(5)	2.00	(5)	21

Growth and Income Portfolio Class 1
12/31/12	7.55	0.08	0.94	1.02	—	—	—	8.57	13.51	39,271	1.28		0.97		73
12/31/13	8.57	0.10	2.68	2.78	(0.03)	—	(0.03)	11.32	32.43	105,446	0.86		1.03		109
12/31/14	11.32	0.08	1.43	1.51	(0.06)	(0.29)	(0.35)	12.48	13.45	171,935	0.77		0.68		64
12/31/15	12.48	0.10	0.49	0.59	(0.06)	(0.53)	(0.59)	12.48	4.90	201,182	0.74		0.78		43
12/31/16	12.48	0.09	0.76	0.85	(0.10)	(0.58)	(0.68)	12.65	7.09	195,301	0.74		0.76		39
06/30/17(4)	12.65	0.05	1.23	1.28	—	—	—	13.93	10.12	185,906	0.74	(5)	0.77	(5)	15

(1)	Calculated based upon average shares outstanding.
(2)	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return includes expense reductions.
(3)	Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following (See Note 4):

	12/31/12	12/31/13	12/31/14	12/31/15	12/31/16	06/30/17(4)(5)
Asset Allocation Portfolio Class 1	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Asset Allocation Portfolio Class 2	0.00	0.00	0.00	0.00	0.00	0.00
Asset Allocation Portfolio Class 3	0.00	0.00	0.00	0.00	0.00	0.00
Growth and Income Portfolio Class 1	0.00	0.00	0.00	0.00	0.00	0.00
(4)	Unaudited
(5)	Annualized

See Notes to Financial Statements

89

ANCHOR SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Distributions from net realized gain on investments	Total dividends and distributions	Net Asset Value end of period	Total Return(2)		Net Assets end of period (000’s)	Ratio of expenses to average net assets(3)		Ratio of net investment income (loss) to average net assets(3)		Portfolio turnover rate

Growth Portfolio Class 1
12/31/12	$19.31	$0.22	$2.47	$2.69	$(0.12)	$—	$(0.12)	$21.88	13.95%		$244,122	0.79%		1.05%		92%
12/31/13	21.88	0.19	7.48	7.67	(0.21)	—	(0.21)	29.34	35.14		403,439	0.77		0.74		78
12/31/14	29.34	0.20	1.99	2.19	(0.17)	—	(0.17)	31.36	7.48		505,595	0.74		0.68		118
12/31/15	31.36	0.22	(0.27)	(0.05)	(0.20)	(4.48)	(4.68)	26.63	0.15		521,905	0.73		0.71		73
12/31/16	26.63	0.22	1.62	1.84	(0.28)	(1.92)	(2.20)	26.27	7.37		343,850	0.75		0.83		98
06/30/17(6)	26.27	0.14	2.64	2.78	—	—	—	29.05	10.58		274,018	0.77	(7)	1.00	(7)	26

Growth Portfolio Class 2
12/31/12	19.30	0.18	2.48	2.66	(0.08)	—	(0.08)	21.88	13.81		25,506	0.94		0.85		92
12/31/13	21.88	0.15	7.48	7.63	(0.16)	—	(0.16)	29.35	34.97		27,163	0.92		0.60		78
12/31/14	29.35	0.16	1.97	2.13	(0.12)	—	(0.12)	31.36	7.28		24,700	0.89		0.54		118
12/31/15	31.36	0.17	(0.26)	(0.09)	(0.14)	(4.48)	(4.62)	26.65	0.02		20,202	0.88		0.56		73
12/31/16	26.65	0.18	1.63	1.81	(0.23)	(1.92)	(2.15)	26.31	7.24		18,398	0.90		0.68		98
06/30/17(6)	26.31	0.12	2.64	2.76	—	—	—	29.07	10.49		17,807	0.92	(7)	0.87	(7)	26

Growth Portfolio Class 3
12/31/12	19.26	0.16	2.48	2.64	(0.06)	—	(0.06)	21.84	13.72		118,352	1.04		0.76		92
12/31/13	21.84	0.13	7.46	7.59	(0.14)	—	(0.14)	29.29	34.82		126,179	1.02		0.50		78
12/31/14	29.29	0.13	1.97	2.10	(0.09)	—	(0.09)	31.30	7.18		115,933	0.99		0.44		118
12/31/15	31.30	0.14	(0.26)	(0.12)	(0.11)	(4.48)	(4.59)	26.59	(0.09)		101,481	0.98		0.46		73
12/31/16	26.59	0.15	1.63	1.78	(0.21)	(1.92)	(2.13)	26.24	7.11		95,910	1.00		0.58		98
06/30/17(6)	26.24	0.11	2.63	2.74	—	—	—	28.98	10.44		99,819	1.02	(7)	0.77	(7)	26

Capital Appreciation Portfolio Class 1
12/31/12	34.14	(0.07)	8.23	8.16	—	(1.72)	(1.72)	40.58	23.90	(4)	480,705	0.74		(0.17)		103
12/31/13	40.58	(0.10)	14.19	14.09	—	(5.43)	(5.43)	49.24	35.80		605,894	0.75		(0.22)		105
12/31/14	49.24	(0.06)	7.41	7.35	—	(9.21)	(9.21)	47.38	15.26		668,565	0.74		(0.12)		91
12/31/15	47.38	(0.05)	3.84	3.79	—	(8.36)	(8.36)	42.81	8.72	(5)	730,504	0.74		(0.11)		66
12/31/16	42.81	(0.09)	0.93	0.84	—	(5.50)	(5.50)	38.15	1.98		589,734	0.74		(0.23)		99
06/30/17(6)	38.15	(0.04)	6.87	6.83	—	—	—	44.98	17.90		639,641	0.74	(7)	(0.20	)(7)	34

Capital Appreciation Portfolio Class 2
12/31/12	33.69	(0.13)	8.12	7.99	—	(1.72)	(1.72)	39.96	23.71	(4)	54,464	0.89		(0.33)		103
12/31/13	39.96	(0.17)	13.97	13.80	—	(5.43)	(5.43)	48.33	35.62		59,470	0.90		(0.37)		105
12/31/14	48.33	(0.13)	7.26	7.13	—	(9.21)	(9.21)	46.25	15.08		56,610	0.89		(0.27)		91
12/31/15	46.25	(0.12)	3.74	3.62	—	(8.36)	(8.36)	41.51	8.56	(5)	51,769	0.89		(0.26)		66
12/31/16	41.51	(0.15)	0.91	0.76	—	(5.50)	(5.50)	36.77	1.85		45,012	0.89		(0.38)		99
06/30/17(6)	36.77	(0.07)	6.62	6.55	—	—	—	43.32	17.81		47,639	0.89	(7)	(0.35	)(7)	34

Capital Appreciation Portfolio Class 3
12/31/12	33.41	(0.16)	8.04	7.88	—	(1.72)	(1.72)	39.57	23.58	(4)	535,916	0.99		(0.42)		103
12/31/13	39.57	(0.21)	13.81	13.60	—	(5.43)	(5.43)	47.74	35.46		625,388	1.00		(0.47)		105
12/31/14	47.74	(0.18)	7.17	6.99	—	(9.21)	(9.21)	45.52	14.96		635,020	0.99		(0.37)		91
12/31/15	45.52	(0.16)	3.67	3.51	—	(8.36)	(8.36)	40.67	8.45	(5)	614,697	0.99		(0.36)		66
12/31/16	40.67	(0.18)	0.88	0.70	—	(5.50)	(5.50)	35.87	1.73		580,733	0.99		(0.49)		99
06/30/17(6)	35.87	(0.09)	6.46	6.37	—	—	—	42.24	17.76		626,654	0.99	(7)	(0.45	)(7)	34

(1)	Calculated based upon average shares outstanding.
(2)	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return includes expense reductions.
(3)	Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following (See Note 4):

	12/31/12	12/31/13	12/31/14	12/31/15	12/31/16	06/30/17(6)(7)
Growth Portfolio Class 1	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Growth Portfolio Class 2	0.00	0.00	0.00	0.00	0.00	0.00
Growth Portfolio Class 3	0.00	0.00	0.00	0.00	0.00	0.00
Capital Appreciation Portfolio Class 1	0.00	0.00	0.00	0.00	0.00	0.00
Capital Appreciation Portfolio Class 2	0.00	0.00	0.00	0.00	0.00	0.00
Capital Appreciation Portfolio Class 3	0.00	0.00	0.00	0.00	0.00	0.00
(4)	Total return was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.
(5)	The Fund’s performance was increased by 0.07% for Class 1, Class 2 and Class 3, from a reimbursement by an affiliate.
(6)	Unaudited
(7)	Annualized

See Notes to Financial Statements

90

ANCHOR SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Distributions from net realized gain on investments	Total dividends and distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Ratio of expenses to average net assets(3)		Ratio of net investment income (loss) to average net assets(3)		Portfolio turnover rate

Natural Resources Portfolio Class 1
12/31/12	$24.38	$0.28	$0.55	$0.83	$(0.27)	$(2.33)	$(2.60)	$22.61	3.54%	$84,409	0.83%		1.18%		55%
12/31/13	22.61	0.18	1.12	1.30	(0.22)	—	(0.22)	23.69	5.80	100,572	0.84		0.80		77
12/31/14	23.69	0.30	(4.63)	(4.33)	(0.26)	—	(0.26)	19.10	(18.53)	95,751	0.82		1.28		91
12/31/15	19.10	0.47	(4.55)	(4.08)	(0.27)	—	(0.27)	14.75	(21.39)	72,803	0.83		2.65		94
12/31/16	14.75	0.31	4.00	4.31	(0.74)	—	(0.74)	18.32	29.97	30,793	0.84		1.90		119
06/30/17(4)	18.32	0.13	(1.18)	(1.05)	—	—	—	17.27	(5.73)	27,123	0.86	(5)	1.44	(5)	57

Natural Resources Portfolio Class 2
12/31/12	24.29	0.24	0.55	0.79	(0.22)	(2.33)	(2.55)	22.53	3.37	15,018	0.98		1.01		55
12/31/13	22.53	0.15	1.11	1.26	(0.18)	—	(0.18)	23.61	5.64	13,767	0.99		0.66		77
12/31/14	23.61	0.27	(4.63)	(4.36)	(0.22)	—	(0.22)	19.03	(18.68)	10,238	0.97		1.15		91
12/31/15	19.03	0.45	(4.53)	(4.08)	(0.23)	—	(0.23)	14.72	(21.47)	6,477	0.98		2.52		94
12/31/16	14.72	0.24	4.02	4.26	(0.70)	—	(0.70)	18.28	29.70	6,987	1.00		1.44		119
06/30/17(4)	18.28	0.12	(1.17)	(1.05)	—	—	—	17.23	(5.74)	6,099	1.01	(5)	1.29	(5)	57

Natural Resources Portfolio Class 3
12/31/12	24.18	0.22	0.54	0.76	(0.20)	(2.33)	(2.53)	22.41	3.25	131,121	1.08		0.92		55
12/31/13	22.41	0.13	1.11	1.24	(0.16)	—	(0.16)	23.49	5.56	120,528	1.09		0.56		77
12/31/14	23.49	0.24	(4.60)	(4.36)	(0.19)	—	(0.19)	18.94	(18.74)	98,333	1.07		1.04		91
12/31/15	18.94	0.41	(4.50)	(4.09)	(0.21)	—	(0.21)	14.64	(21.61)	75,093	1.08		2.38		94
12/31/16	14.64	0.22	4.02	4.24	(0.69)	—	(0.69)	18.19	29.67	78,831	1.10		1.35		119
06/30/17(4)	18.19	0.11	(1.17)	(1.06)	—	—	—	17.13	(5.83)	72,506	1.11	(5)	1.19	(5)	57

(1)	Calculated based upon average shares outstanding.
(2)	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return includes expense reductions.
(3)	Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following (See Note 4):

	12/31/12	12/31/13	12/31/14	12/31/15	12/31/16	06/30/17(4)(5)
Natural Resources Portfolio Class 1	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Natural Resources Portfolio Class 2	0.00	0.00	0.00	0.00	0.00	0.00
Natural Resources Portfolio Class 3	0.00	0.00	0.00	0.00	0.00	0.00
(4)	Unaudited
(5)	Annualized

See Notes to Financial Statements

91

ANCHOR SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Distributions from net realized gain on investments	Total dividends and distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Ratio of expenses to average net assets(3)		Ratio of net investment income (loss) to average net assets(3)		Portfolio turnover rate

SA BlackRock Multi-Asset Income Portfolio Class 1
12/31/12	$5.95	$0.06	$0.51	$0.57	$(0.06)	$—	$(0.06)	$6.46	9.50%	$22,114	1.42	%(5)	0.90	%(5)	75%
12/31/13	6.46	0.06	1.08	1.14	(0.08)	—	(0.08)	7.52	17.67	22,651	1.10	(5)	0.86	(5)	71
12/31/14	7.52	0.05	0.68	0.73	(0.08)	—	(0.08)	8.17	9.68	22,167	1.10	(5)	0.67	(5)	88
12/31/15	8.17	0.25	(0.61)	(0.36)	(0.06)	(1.06)	(1.12)	6.69	(4.45)	18,720	0.60	(5)	3.27	(5)	152
12/31/16	6.69	0.20	0.22	0.42	(0.23)	(0.63)	(0.86)	6.25	6.51	17,581	0.58	(5)	3.00	(5)	50
06/30/17(8)	6.25	0.09	0.19	0.28	—	—	—	6.53	4.48	16,781	0.58	(4)(5)	2.77	(4)(5)	6

SA BlackRock Multi-Asset Income Portfolio Class 3
10/08/12(6) - 12/31/12	6.53	0.01	(0.08)	(0.07)	—	—	—	6.46	(1.07)	99	1.35	(5)(4)	0.92	(4)(5)	75
12/31/13	6.46	0.04	1.07	1.11	(0.07)	—	(0.07)	7.50	17.30	116	1.35	(5)	0.60	(5)	71
12/31/14	7.50	0.03	0.68	0.71	(0.06)	—	(0.06)	8.15	9.47	127	1.35	(5)	0.42	(5)	88
12/31/15	8.15	0.24	(0.62)	(0.38)	(0.05)	(1.06)	(1.11)	6.66	(4.76)	204	0.84	(5)	3.25	(5)	152
12/31/16	6.66	0.19	0.21	0.40	(0.23)	(0.63)	(0.86)	6.20	6.20	4.691	0.83	(5)	3.37	(5)	50
06/30/17(8)	6.20	0.08	0.19	0.27	—	—	—	6.47	4.35	9,774	0.83	(4)(5)	2.66	(4)(5)	6

Strategic Multi-Asset Portfolio Class 1
12/31/11	7.67	0.04	(0.33)	(0.29)	(0.08)	—	(0.08)	7.30	(3.81)	21,089	1.71		0.51		120
12/31/12	7.30	0.04	1.06	1.10	(0.20)	—	(0.20)	8.20	15.10	21,316	1.71		0.54		105
12/31/13	8.20	0.04	1.55	1.59	(0.21)	(0.06)	(0.27)	9.52	19.65	22,354	1.80		0.50		99
12/31/14	9.52	0.05	0.41	0.46	(0.04)	(1.34)	(1.38)	8.60	5.04	21,067	1.42	(5)	0.54	(5)	96
12/31/15	8.60	0.06	0.03	0.09	(0.27)	(0.83)	(1.10)	7.59	1.13	18,887	1.20	(5)	0.75	(5)	82
12/31/16	7.59	0.07	0.06	0.13	(0.14)	(0.56)	(0.70)	7.02	1.85	17,015	1.08	(5)(7)	0.94	(5)	87
06/30/17(8)	7.02	0.05	0.64	0.69	—	—	—	7.71	9.83	17,931	0.86	(4)(5)	1.26	(4)(5)	50

Strategic Multi-Asset Portfolio Class 3
09/26/16(6) -12/31/16	7.09	(0.01)	(0.07)	(0.08)	—	—	—	7.01	(1.13)	471	1.11	(4)(5)(7)	(0.33	)(4)(5)	87
06/30/17(8)	7.01	0.04	0.64	0.68	—	—	—	7.69	9.70	4,036	1.11	(4)(5)	1.18	(4)(5)	50

(1)	Calculated based upon average shares outstanding.
(2)	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return includes expense reimbursements (recoupments) and expense reductions.
(3)	Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following (See Note 4):

	12/31/12		12/31/13	12/31/14	12/31/15	12/31/16		06/30/17(4)(8)
SA BlackRock Multi-Asset Income Portfolio Class 1	0.00%		0.00%	0.00%	0.00%	—%		—%
SA BlackRock Multi-Asset Income Portfolio Class 3	0.00	(4)	0.00	0.00	0.00	—		—
Strategic Multi-Asset Portfolio Class 1	0.00		0.00	0.00	0.00	0.00		0.00
Strategic Multi-Asset Portfolio Class 3	—		—	—	—	0.00	(4)	0.00
(4)	Annualized
(5)	Net of the following expense reimbursements/fee waivers (based on average net assets) (See Note 3):

	12/31/12		12/31/13	12/31/14	12/31/15	12/31/16		06/30/17(4)(8)
SA BlackRock Multi-Asset Income Portfolio Class 1	0.17%		0.44%	1.12%	1.03%	0.85%		0.80%
SA BlackRock Multi-Asset Income Portfolio Class 3	0.76	(4)	0.43	1.16	1.03	0.83		0.80
Strategic Multi-Asset Portfolio Class 1	—		—	0.28	0.55	1.00		0.87
Strategic Multi-Asset Portfolio Class 3	—		—	—	—	2.76	(4)	0.83
(6)	Commencement of operations.
(7)	Excludes a one time reimbursement the Portfolio received for custody expenses paid in the prior years. If the reimbursement had been applied the ratio of expenses to average net assets would have been 1.03% and 1.05% for Class 1 and Class 3 respectively.
(8)	Unaudited

See Notes to Financial Statements

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ANCHOR SERIES TRUST

APPROVAL OF THE INVESTMENT ADVISORY AND MANAGEMENT

AGREEMENT AND SUBADVISORY AGREEMENTS – (unaudited)

The Board of Trustees (the “Board,” the members of which are referred to as “Trustees”) of Anchor Series Trust (the “Trust”), including the Trustees who are not “interested persons,” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), of the Trust or its separate series (each, a “Portfolio” and together, the “Portfolios”), SunAmerica Asset Management, LLC (“SunAmerica”), Principal Global Investors, LLC (“PGI”), Wellington Management Company LLP (“Wellington”) or BlackRock Investment Management, LLC (“BlackRock” and together with PGI and Wellington, the “Subadvisers”), approved the continuation of the Investment Advisory and Management Agreement between the Trust, on behalf of the Portfolios, and SunAmerica (the “Advisory Agreement”) for a one-year period ending June 30, 2018 at an in-person meeting held on June 6-7, 2017 (the “Meeting”). The Trust currently consists of the following eight separate Portfolios: Asset Allocation Portfolio, Capital Appreciation Portfolio, Government and Quality Bond Portfolio, Growth Portfolio, Growth and Income Portfolio, SA BlackRock Multi-Asset Income Portfolio, Natural Resources Portfolio and Strategic Multi-Asset Portfolio.

At the Meeting, the Board, including the Independent Trustees, also approved the continuation of the Subadvisory Agreement between SunAmerica and Wellington with respect to the Growth and Income Portfolio, Growth Portfolio, Capital Appreciation Portfolio, Natural Resources Portfolio, Strategic Multi-Asset Portfolio and Government and Quality Bond Portfolio, the Subadvisory Agreement (and an amendment thereto) between SunAmerica and PGI with respect to the Asset Allocation Portfolio and the Subadvisory Agreement between SunAmerica and BlackRock1 with respect to the SA BlackRock Multi-Asset Income Portfolio (the “Subadvisory Agreements,” and together with the Advisory Agreement, the “Agreements”), each for a one-year period ending June 30, 2018.

In accordance with Section 15(c) of the 1940 Act, the Board requested, and SunAmerica and the Subadvisers provided, materials relating to the Board’s consideration of whether to approve the continuation of the Agreements. These materials included: (a) a summary of the services provided to the Portfolios by SunAmerica and its affiliates, and by the Subadvisers; (b) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third-party provider of mutual fund data, on fees and expenses of the Portfolios, and the investment performance of the Portfolios as compared with a peer group of funds, along with fee and performance data with respect to the Portfolios and any other mutual funds or other accounts advised or subadvised by SunAmerica or the Subadvisers with similar investment objectives and/or strategies, as applicable; (c) information on the profitability of SunAmerica and its affiliates, and a discussion relating to indirect benefits; (d) information relating to economies of scale; (e) information about SunAmerica’s general compliance policies and procedures and the services it provides in connection with its oversight of subadvisers; (f) information about SunAmerica’s and the Subadvisers’ risk management processes; (g) information regarding brokerage and soft dollar practices; and (h) information about the key personnel of SunAmerica, and its affiliates, and the Subadvisers, that are involved in the investment management, administration, compliance and risk management activities with respect to the Portfolios, as well as current and projected staffing levels and compensation practices.

In determining whether to approve the continuation of the Agreements, the Board, including the Independent Trustees, considered at the Meeting, and from time to time as appropriate, factors that it deemed relevant, including the following information:

Nature, Extent and Quality of Services Provided by SunAmerica and the Subadvisers.    The Board, including the Independent Trustees, considered the nature, extent and quality of services provided by SunAmerica. The Board noted that the services include acting as investment manager and adviser to the Portfolios, managing the daily business affairs of the Portfolios, and obtaining and evaluating economic, statistical and financial information to formulate and implement investment policies. Additionally, the Board observed that SunAmerica provides office space, bookkeeping, accounting, legal and compliance, clerical and administrative services, and has authorized its officers and employees, if elected, to serve as officers or Trustees of the Trust without compensation. The Board also noted that SunAmerica is responsible for monitoring and reviewing the activities of affiliated and unaffiliated third-party service providers, including the Subadvisers. In addition to the quality of the advisory services provided by SunAmerica, the Board considered the quality of the administrative and other services provided by SunAmerica to the Portfolios pursuant to the Advisory Agreement.

In connection with the services provided by SunAmerica, the Board analyzed the structure and duties of SunAmerica’s fund administration, accounting, operations, legal and compliance departments and concluded that they were adequate to meet the needs of the Portfolios. The Board also reviewed the personnel responsible for providing advisory services to the Portfolios and other key personnel of SunAmerica, in addition to current and projected staffing levels and compensation practices. The Board concluded, based on its experience and interaction with SunAmerica, that: (i) SunAmerica would continue to be able to retain quality investment and other personnel; (ii) SunAmerica has exhibited a high level of diligence and attention to detail in carrying out its advisory and other

[1]	In managing the SA BlackRock Multi-Asset Income Portfolio, BlackRock utilizes sub-subadvisers that are subsidiaries of BlackRock: BlackRock International Limited (“BlackRock Ltd.”), BlackRock Asset Management North Asia Limited (“BlackRock North Asia”), and BlackRock (Singapore) Limited (“BlackRock Singapore”). At the Meeting, the Board also approved the continuation of the sub-subadvisory agreements between BlackRock and each of BlackRock Ltd., BlackRock North Asia, and BlackRock Singapore for a one-year period ending June 30, 2018.

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responsibilities under the Advisory Agreement; (iii) SunAmerica has been responsive to requests of the Board; and (iv) SunAmerica has kept the Board apprised of developments relating to the Portfolios and the industry in general. The Board concluded that the nature and extent of services provided under the Advisory Agreement were reasonable and appropriate in relation to the management fee and that the quality of services continues to be high.

The Board also considered SunAmerica’s reputation and long-standing relationship with the Portfolios and considered the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of types of mutual funds and shareholder services. The Board considered SunAmerica’s experience in providing management and investment advisory and administrative services to advisory clients and noted that as of March 31, 2017, SunAmerica managed, advised and/or administered approximately $83.9 billion in assets. In addition, the Board considered SunAmerica’s code of ethics and its commitment to compliance generally and with respect to its management and administration of the Portfolios. The Board also considered SunAmerica’s risk management processes. The Board further observed that SunAmerica has developed internal procedures for monitoring compliance with the investment objectives, policies and restrictions of the Portfolios as set forth in the Portfolios’ prospectuses. The Board also reviewed SunAmerica’s compliance and regulatory history, and noted that there were no material legal, regulatory or compliance issues that would potentially impact SunAmerica in effectively serving as the investment adviser to the Portfolios.

The Board also considered the nature, extent and quality of services provided by each Subadviser to the applicable Portfolios. The Board observed that the Subadvisers are responsible for providing day-to-day investment management services, including investment research, advice and supervision, and determining which securities will be purchased or sold by the Portfolio that each Subadviser manages, subject to the oversight and review of SunAmerica. The Board reviewed each Subadviser’s history, structure, size, visibility and resources, which are needed to attract and retain highly qualified investment professionals. The Board reviewed the personnel that are responsible for providing subadvisory services to the Portfolios, and other key personnel of each Subadviser, in addition to current and projected staffing levels and compensation practices, and concluded, based on their experience with the Subadvisers, that each Subadviser: (i) has been able to retain high quality portfolio managers and other investment personnel; (ii) has exhibited a high level of diligence and attention to detail in carrying out its responsibilities under the applicable Subadvisory Agreement; and (iii) has been responsive to requests of the Board and of SunAmerica. In addition, the Board considered each Subadviser’s code of ethics and risk management processes. The Board further observed that each Subadviser has developed internal policies and procedures for monitoring compliance with the investment objectives, policies and restrictions of the Portfolios as set forth in the Portfolios’ prospectuses. The Board also reviewed each Subadviser’s compliance and regulatory history, and noted that there were no material legal, regulatory or compliance issues that would potentially impact the Subadvisers in effectively serving as subadvisers to the Portfolios. The Board concluded that the nature and extent of services provided by each Subadviser under the respective Subadvisory Agreement were reasonable and appropriate in relation to the subadvisory fee and that the quality of services continues to be high.

Investment Performance.    The Board, including the Independent Trustees, also considered the investment performance of SunAmerica and the Subadvisers with respect to the Portfolios. In connection with its review, the Board received and reviewed information regarding the investment performance of the Portfolios as compared to each Portfolio’s peer group (“Peer Group”) and/or peer universe (“Peer Universe”) as independently determined by Broadridge and to an appropriate index or combination of indices, including the Portfolios’ benchmarks. The Board was provided with a description of the methodology used by Broadridge to select the funds in the Peer Groups and Peer Universes.

The Board noted that performance information was for the periods ended March 31, 2017. The Board also noted that it regularly reviews the performance of the Portfolios throughout the year. The Board further noted that, while it monitors performance of the Portfolios closely, it generally attaches more importance to performance over relatively long periods of time, typically three to five years.

Asset Allocation Portfolio.    The Board considered that the Portfolio’s performance was above the medians of its Peer Group and Peer Universe for the one-, three- and five-year periods. The Board further noted that the Portfolio outperformed its Broadridge Index for the one-, three- and five-year periods. The Board concluded that the Portfolio’s performance was satisfactory.

Capital Appreciation Portfolio.    The Board considered that the Portfolio’s performance was above the medians of its Peer Group and Peer Universe for the one-, three- and five-year periods. The Board further noted that the Portfolio outperformed its Broadridge Index for the one-, three- and five-year periods. The Board concluded that the Portfolio’s performance was satisfactory.

Growth and Income Portfolio.    The Board considered that the Portfolio’s performance was below the median of its Peer Group for the one- and five-year periods and above the median of its Peer Group for the three-year period. The Board also considered that the Portfolio’s performance was below the median of its Peer Universe for the one-year period and above the median of its Peer Universe for the three- and five-year periods. The Board further noted that the Portfolio underperformed its Broadridge Index for the one- and five-year periods and outperformed its Broadridge Index for the three-year period. The Board noted management’s discussion of the Portfolio’s performance and concluded that the Portfolio’s performance was being addressed.

Growth Portfolio.    The Board considered that the Portfolio’s performance was equal to the median of its Peer Group for the one-year period and below the median of its Peer Group for the three- and five-year periods. The Board further noted that the Portfolio’s performance was below the median of its Peer Universe for the one-, three- and five-year periods. The Board further noted that the Portfolio outperformed its Broadridge Index for the one-, three- and five-year periods. The Board noted management’s discussion of the Portfolio’s performance and concluded that the Portfolio’s performance was being addressed.

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Government and Quality Bond Portfolio.    The Board considered that the Portfolio’s performance was below the median of its Peer Group for the one-year period and above the median of its Peer Group for the three- and five-year periods. The Board also considered that the Portfolio’s performance was above the median of its Peer Universe for the one-, three- and five-year periods. The Board further noted that the Portfolio outperformed its Broadridge Index for the one-, three- and five-year periods. The Board noted management’s discussion of the Portfolio’s performance and concluded that the Portfolio’s performance was satisfactory.

Natural Resources Portfolio.    The Board considered that the Portfolio’s performance was below the median of its Peer Group for the one-year period and above the median of its Peer Group for the three- and five-year periods. The Board further considered that the Portfolio’s performance was above the median of its Peer Universe for the one-, three- and five-year periods. The Board further noted that the Portfolio outperformed its Broadridge Index for the one-year period and underperformed its Broadridge Index for the three- and five-year periods. The Board noted management’s discussion of the Portfolio’s performance and concluded that the Portfolio’s performance was satisfactory.

Strategic Multi-Asset Portfolio.    The Board considered that the Portfolio’s performance was below the median of its Peer Group for the one-, three- and five-year periods. The Board further considered that the Portfolio’s performance was below the median of its Peer Universe for the one- and five-year periods and above the median of its Peer Universe for the three-year period. The Board further noted that the Portfolio underperformed its Broadridge Index for the one- and five-year periods and outperformed its Broadridge Index for the three-year period. The Board took into account management’s discussion of the reasons for the Portfolio’s recent underperformance and concluded that the Portfolio’s performance was satisfactory in view of all the factors considered.

SA BlackRock Multi-Asset Income Portfolio.    The Board considered that the Portfolio’s performance was below the medians of its Peer Group and Peer Universe for the one-year period. The Board further considered that the Portfolio’s performance was above the median of its Peer Group for the two-year period and below the median of its Peer Universe for the two-year period. The Board also considered that the Portfolio underperformed its Broadridge Index for the one- and two-year periods. The Board noted that effective January 12, 2015, BlackRock was appointed as the subadviser to the Portfolio and certain changes were made to the Portfolio’s investment strategy and techniques. The Board noted management’s discussion of the Portfolio’s performance and that performance prior to January 12, 2015, does not reflect the management of the Portfolio in accordance with its current investment strategy and techniques. The Board concluded that the Portfolio’s performance was being addressed.

While the Board noted its concern with respect to the performance of certain of the Portfolios, it also considered that appropriate resources were being dedicated to address these performance concerns. The Board further noted that it would continue to evaluate each such Portfolio’s overall performance.

Consideration of the Management Fees and Subadvisory Fees and the Cost of the Services and Profits to be Realized by SunAmerica, the Subadvisers and their Affiliates from the Relationship with the Portfolios.    The Board, including the Independent Trustees, received and reviewed information regarding the fees to be paid by the Portfolios to SunAmerica pursuant to the Advisory Agreement and the fees paid by SunAmerica to the Subadvisers pursuant to the Subadvisory Agreements. The Board examined this information in order to determine the reasonableness of the fees in light of the nature and quality of services to be provided and any potential additional benefits to be received by SunAmerica, the Subadvisers or their affiliates in connection with providing such services to the Portfolios.

To assist in analyzing the reasonableness of the management fee for each of the Portfolios, the Board received reports independently prepared by Broadridge. The reports showed comparative fee information for each Portfolio’s Peer Group and/or Peer Universe, as determined by Broadridge, including rankings within each category. In considering the reasonableness of the management fee to be paid by each Portfolio to SunAmerica, the Board reviewed a number of expense comparisons, including: (i) contractual and actual management fees; and (ii) actual total operating expenses. In considering the Portfolios’ total operating expenses, the Board analyzed the level of fee waivers and expense reimbursements and the net expense caps contractually agreed upon by SunAmerica with respect to the SA BlackRock Multi-Asset Income Portfolio and Strategic Multi-Asset Portfolio. The Board also considered the various expense components of the Portfolios and compared each Portfolio’s net expense ratio (taking into account any contractual fee caps and waivers) to those of other funds within its Peer Group and/or Peer Universe as a guide to help assess the reasonableness of the management fee for the Portfolios. The Board acknowledged that it was difficult to make precise comparisons with other funds in the Peer Groups and Peer Universes since the exact nature of services provided under the various fund agreements is often not apparent. The Board noted, however, that the comparative fee information provided by Broadridge as a whole was useful in assessing whether SunAmerica was providing services at a cost that was competitive with other, similar funds.

The Board also considered management fees received by SunAmerica with respect to other mutual funds and accounts with similar investment strategies to the Portfolios, as applicable. The Board noted that the mutual funds identified as similar to the Portfolios are sold only in the variable annuity market and, accordingly, are in different Broadridge classifications, with peer groups consisting of funds underlying variable insurance products. The Board noted that the management fees paid by the Portfolios were reasonable as compared to the fees SunAmerica was receiving from other mutual funds and accounts for which it serves as adviser or subadviser.

The Board also received and reviewed information regarding the fees paid by SunAmerica to the Subadvisers pursuant to the Subadvisory Agreements. To assist in analyzing the reasonableness of the subadvisory fees, the Board received a report prepared independently by Broadridge. The report showed comparative fee information for the Portfolios’ Peer Groups and/or Peer Universes that the Trustees used as a guide to help assess the reasonableness of the subadvisory fees. The Trustees noted that Peer Group information as a whole was useful in assessing whether the Subadvisers were providing services at a cost that was competitive with

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other similar funds. The Trustees also considered that the subadvisory fees are paid by SunAmerica out of its management fee and not by the Portfolios, and that subadvisory fees may vary widely within a Peer Group for various reasons, including market pricing demands, existing relationships, experience and success, and individual client needs. The Board further considered the amount of subadvisory fees paid out by SunAmerica and the amount of the management fees which it retained and determined that these amounts were reasonable in light of the services performed by SunAmerica and the Subadvisers, respectively.

The Board also considered advisory fees received by the Subadvisers with respect other mutual funds and accounts with similar investment strategies to the Portfolio or Portfolios for which they serve as adviser or subadviser, as applicable. The Board noted in particular that certain of the similar accounts identified by Wellington were institutional separate accounts, and Wellington highlighted certain differences between these separate accounts and the applicable Portfolios, including that these separate accounts are subject to different investment limitations and restrictions and do not experience daily cash flows in a manner similar to the Portfolios. The Board also recognized that, with respect to the Asset Allocation Portfolio, the similar account identified by PGI utilizes a fund of funds structure, which increases overall expenses due to additional fees in the underlying funds held and that these material differences make performance and fee comparisons with the Portfolio less meaningful. The Board also noted that with respect to the SA BlackRock Multi-Asset Income Portfolio, BlackRock reported that it charged the same fee schedule with respect to certain comparable subadvised accounts. The Board then noted that the subadvisory fees paid by SunAmerica to the Subadvisers were reasonable as compared to fees the Subadvisers receive for other such investment companies or clients for which they serve as adviser or subadviser.

Asset Allocation Portfolio.    The Board considered that the Portfolio’s actual management fees were above the medians of its Peer Group and Peer Universe. The Board also considered that the Portfolio’s total expenses were below the medians of its Peer Group and Peer Universe. The Board noted that the Portfolio’s advisory fee contains breakpoints and further noted management’s discussion regarding the Portfolio’s expenses.

Capital Appreciation Portfolio.    The Board considered that the Portfolio’s actual management fees were above the medians of its Peer Group and Peer Universe. The Board also considered that the Portfolio’s total expenses were above the median of its Peer Group and below the median of its Peer Universe. The Board noted that the Portfolio’s advisory fee contains breakpoints and further noted management’s discussion regarding the Portfolio’s expenses.

Growth and Income Portfolio.    The Board considered that the Portfolio’s actual management fees were above the medians of its Peer Group and Peer Universe. The Board also considered that the Portfolio’s total expenses were above the median of its Peer Group and below the median of its Peer Universe. The Board noted that the Portfolio’s advisory fee contains breakpoints and further noted management’s discussion regarding the Portfolio’s expenses.

Growth Portfolio.    The Board considered that the Portfolio’s actual management fees were equal to the median of its Peer Group and above the median of its Peer Universe. The Board also considered that the Portfolio’s total expenses were equal to the median of its Peer Group and below the median of its Peer Universe. The Board noted that the Portfolio’s advisory fee contains breakpoints and further noted management’s discussion regarding the Portfolio’s expenses.

Government and Quality Bond Portfolio.    The Board considered that the Portfolio’s actual management fees were above the medians of its Peer Group and Peer Universe. The Board also considered that the Portfolio’s total expenses were above the medians of its Peer Group and Peer Universe. The Board noted that the Portfolio’s advisory fee contains breakpoints and further noted management’s discussion regarding the Portfolio’s expenses.

Natural Resources Portfolio.    The Board considered that the Portfolio’s actual management fees were below the median of its Peer Group and above the median of its Peer Universe. The Board also considered that the Portfolio’s total expenses were below the median of its Peer Group and above the median of its Peer Universe. The Board noted management’s discussion regarding the Portfolio’s expenses.

Strategic Multi-Asset Portfolio.    The Board considered that the Portfolio’s actual management fees were above the medians of its Peer Group and Peer Universe. The Board also considered that the Portfolio’s total expenses were above the medians of its Peer Group and Peer Universe. The Board noted that the Portfolio’s advisory fee contains breakpoints and further noted management’s discussion regarding the Portfolio’s expenses, including the impact of the Portfolio’s small size on its expenses.

SA BlackRock Multi-Asset Income Portfolio.    The Board considered that the Portfolio’s actual management fees were above the medians of its Peer Group and Peer Universe. The Board also considered that the Portfolio’s total expenses were equal to the median of its Peer Group and below the median of its Peer Universe. The Board noted that the Portfolio’s advisory fee contains breakpoints and that SunAmerica has agreed to waive certain fees and cap the Portfolio’s total expenses. The Board further noted management’s discussion regarding the Portfolio’s expenses.

Profitability.    The Board also considered SunAmerica’s profitability and the benefits SunAmerica and its affiliates received from their relationship with the Portfolios. The Board received and reviewed financial statements relating to SunAmerica’s financial condition and profitability with respect to the services it provided the Portfolios and considered how profit margins could affect SunAmerica’s ability to attract and retain high quality investment professionals and other key personnel. The Board was also provided with a profitability analysis that detailed the revenue earned and the expenses incurred by SunAmerica, and its affiliates that provide services to the Portfolios on a Portfolio-by-Portfolio basis. In particular, the Board considered the contractual fee waivers and/or expense reimbursements agreed to by SunAmerica.

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The Board considered the profitability of SunAmerica under the Advisory Agreement, including the amount of management fees it retained after payment to the Subadvisers, and considered the profitability of SunAmerica’s affiliates under the Rule 12b-1 Plans. The Board also considered that the Trust pays VALIC Retirement Services Company, an affiliate of SunAmerica, a fee for the provision of recordkeeping and shareholder services to contract owners and participants. Additionally, the Board considered whether SunAmerica, the Subadvisers and their affiliates received any indirect benefits from the relationship with the Portfolios. Specifically, the Board observed that, SunAmerica and affiliated insurance companies have entered into arrangements, including arrangements relating to services provided by the insurance companies with respect to certain funds that are available as investment options in annuity products (including the Portfolios). The Board further observed that in calculating their corporate income tax liability as insurance companies, certain affiliated life insurance companies receive a tax benefit with respect to dividends paid by the Portfolios. In addition, it was noted that such affiliated life insurance companies may also rely on foreign tax credits with respect to certain foreign securities held in applicable Portfolios. The Board also noted that certain affiliated life insurance companies also receive financial support from SunAmerica and certain Subadvisers for distribution-related activities, including payments to help offset costs for education and training to support sales of the Portfolios, as well as occasional gifts, entertainment or other compensation as incentives and that such payments may be derived from investment management fees received by SunAmerica or Subadvisers. In addition, the Board considered that, since shares are offered as investment options through variable annuity contracts and variable life insurance policies (“Variable Contracts”), the investment goals and strategies of the Portfolios, and performance of such Portfolios, may positively or negatively impact an affiliated life insurance company’s ability to hedge, as well as the hedging costs associated with guarantees that an affiliated life insurance company may provide as the issuer of the Variable Contracts.

The Board further considered whether there were any collateral or “fall-out” benefits that SunAmerica and its affiliates may derive as a result of their relationship with the Portfolios. The Board noted that SunAmerica believes that any such benefits are de minimis and do not impact the reasonableness of the management fees.

The Board also reviewed the Subadvisers’ financial statements and/or other information and considered whether the Subadvisers had the financial resources necessary to attract and retain high quality investment management personnel and to provide a high quality of services.

The Board concluded that SunAmerica and the Subadvisers had the financial resources necessary to perform their obligations under the Agreements and to continue to provide the Portfolios with the high quality services that they had provided in the past. The Board also concluded that the management fee and subadvisory fees were reasonable in light of the factors discussed above.

Economies of Scale.    The Board, including the Independent Trustees, considered whether the shareholders would benefit from economies of scale and whether there was potential for future realization of economies with respect to the Portfolios. The Board considered that as a result of being part of the SunAmerica fund complex, the Portfolios share common resources and may share certain expenses, and if the size of the complex increases, each Portfolio could incur lower expenses than they otherwise would achieve as stand-alone entities. The Board also took into account that the management fee arrangements (other than with respect to the Natural Resources Portfolio) included breakpoints that will adjust the fee downward as the size of Portfolios increase, thereby allowing the shareholders to participate in any economies of scale. The Board concluded that the Portfolios’ management fee structures were reasonable and that it would continue to review fees in connection with the renewal of the Advisory Agreement, including whether the implementation of additional breakpoints would be appropriate in the future due to an increase in asset size or otherwise.

The Board noted that the Subadvisory Agreements included breakpoints, but did not review specific information regarding whether there have been economies of scale with respect to the Subadvisers’ management of the Portfolios because it regards that information as less relevant at the subadviser level. Rather, the Board considered information regarding economies of scale in the context of the renewal of the Advisory Agreement and concluded that the management fee structure, including the amount of management fees retained by SunAmerica, was reasonable in light of the factors described above.

Other Factors.    In consideration of the Agreements, the Board also received information regarding SunAmerica’s and the Subadvisers’ brokerage and soft dollar practices. The Board considered that the Subadvisers are responsible for decisions to buy and sell securities for the Portfolios they manage, selection of broker-dealers and negotiation of commission rates. The Board noted that it receives reports from SunAmerica and from an independent third party which include information on brokerage commissions and execution throughout the year. The Board also considered the benefits SunAmerica and the Subadvisers derive from their soft dollar arrangements, including arrangements under which brokers provide brokerage and/or research services to SunAmerica and/or the Subadvisers in return for allocating brokerage.

Conclusion.    After a full and complete discussion, the Board approved the Agreements, each for a one-year period ending June 30, 2018. Based upon their evaluation of all these factors in their totality, the Board, including the Independent Trustees, was satisfied that the terms of the Agreements were fair and reasonable and in the best interests of the Portfolios and the Portfolios’ shareholders. In arriving at a decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and each Independent Trustee may have attributed different weights to different factors. The Independent Trustees were also assisted by the advice of independent legal counsel in making this determination.

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ANCHOR SERIES TRUST

VOTING PROXIES ON TRUST PORTFOLIO SECURITIES

A description of the policies and procedures that the Trust uses to determine how to vote proxies related to securities held in the Trust’s Portfolios which is available in the Trust’s Statement of Additional Information, may be obtained without charge upon request, by calling (800) 445-SUN2. This information is also available from the EDGAR database on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

PROXY VOTING RECORD ON TRUST PORTFOLIO SECURITIES

Information regarding how Anchor Series Trust Portfolios voted proxies related to securities held in Anchor Series Trust Portfolios during the most recent twelve month period ended June 30 is available once filed with the U.S. Securities and Exchange Commission, without charge, upon request, by calling (800) 445-SUN2 or on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

DISCLOSURE OF QUARTERLY PORTFOLIO HOLDINGS

The Trust is required to file its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for its first and third fiscal quarters on Form N-Q. The Trust’s Forms N-Q are available on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov. You can also review and obtain copies of the Forms N-Q at the U.S. Securities and Exchange Commission’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

This report is submitted solely for the general information of shareholders of the Trust. Distribution of this report to persons other than shareholders of the Trust is authorized only in connection with a currently effective prospectus, setting forth details of the Trust, which must precede or accompany this report.

Additional information concerning the Trustees and Officers is contained in the Statement of Additional Information and is available without charge by calling (800) 445-SUN2.

The accompanying report has not been audited by independent accountants and accordingly no opinion has been expressed thereon.

98

Annuity Service Center P.O. Box 15570 Amarillo, TX 79105-5570 CHANGE SERVICE REQUESTED

THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE PURCHASERS UNLESS ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS.

G1112SAR.14 (8/17)

Item 2.	Code of Ethics

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

Included in Item 1 to the Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15)) of Schedule 14A (17 CFR 240.14a - 101), or this Item 10.

Item 11.	Controls and Procedures.

(a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a) (1) Not applicable.

(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(3) Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Anchor Series Trust

By:	/s/ John T. Genoy
John T. Genoy President

Date: September 07, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy President

Date: September 07, 2017

By:	/s/ Gregory R. Kingston
Gregory R. Kingston Treasurer

Date: September 07, 2017